                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                        Post-Effective Amendment No. 11                 [X]
                              (File No. 333-83456)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 60                          [X]
                            (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                  RiverSource Variable Life Separate Account
             (previously IDS Life Variable Life Separate Account)

                               Name of Depositor:
                      RIVERSOURCE LIFE INSURANCE COMPANY
                    (previously IDS LIFE INSURANCE COMPANY)

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                        50605 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on January 2, 2007 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


JAN. 2, 2007


RIVERSOURCE(SM)

SINGLE PREMIUM
VARIABLE LIFE

AN INDIVIDUAL SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY


ISSUED BY:     RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

               70100 Ameriprise Financial Center
               Minneapolis, MN 55474
               Telephone: (800) 862-7919
               Website address: riversource.com/lifeinsurance


               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT
               (PREVIOUSLY IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT)


This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Single Premium Variable Life.

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

o     A fixed account to which we credit interest.

o     Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

The policy is available in all jurisdictions except Pennsylvania. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.


RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

o     Are NOT deposits or obligations of a bank or financial institution;

o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency; and

o Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 1

TABLE OF CONTENTS

POLICY BENEFITS AND RISKS ...............................................    3
      Policy Benefits ...................................................    3
      Policy Risks ......................................................    5
      Fund Risks ........................................................    7
FEE TABLES ..............................................................    7
      Transaction Fees ..................................................    7
      Charges Other than Fund Operating Expenses ........................    8
      Annual Operating Expenses of the Funds ............................    9
LOADS, FEES AND CHARGES .................................................   12
      Premium Expense Charge ............................................   12
      Monthly Deduction .................................................   12
      Surrender Charge ..................................................   13
      Partial Surrender Charge ..........................................   13
      Mortality and Expense Risk Charge .................................   13
      Transfer Charge ...................................................   14
      Annual Operating Expenses of the Funds ............................   14
      Effect of Loads, Fees and Charges .................................   14
      Other Information on Charges ......................................   14

RIVERSOURCE LIFE ........................................................   14

THE VARIABLE ACCOUNT AND THE FUNDS ......................................   15
      Relationship Between Funds and Subaccounts ........................   25
      Substitution of Investments .......................................   25
      Voting Rights .....................................................   25
THE FIXED ACCOUNT .......................................................   25
PURCHASING YOUR POLICY ..................................................   26
      Application .......................................................   26
      Premiums ..........................................................   26
POLICY VALUE ............................................................   27
      Fixed Account .....................................................   27
      Subaccounts .......................................................   27
KEEPING THE POLICY IN FORCE .............................................   28
      No Lapse Guarantee ................................................   28
      Grace Period ......................................................   28
      Reinstatement .....................................................   28
      Exchange Right ....................................................   29
PROCEEDS PAYABLE UPON DEATH .............................................   29
      Changes in Specified Amount .......................................   29
      Misstatement of Age or Sex ........................................   30
      Suicide ...........................................................   30
      Beneficiary .......................................................   30
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS .....................   30
      Restrictions on Transfers .........................................   30
      Fixed Account Transfer Policies ...................................   32
      Minimum Transfer Amounts ..........................................   32
      Maximum Transfer Amounts ..........................................   32
      Charge for Transfers ..............................................   32
      Automated Transfers ...............................................   32
      Automated Dollar-Cost Averaging ...................................   33
      Asset Rebalancing .................................................   33
POLICY LOANS ............................................................   34
      Minimum Loan Amounts ..............................................   34
      Maximum Loan Amounts ..............................................   34
      Allocation of Loans to Accounts ...................................   34
      Repayments ........................................................   34
      Overdue Interest ..................................................   34
      Effect of Policy Loans ............................................   34
POLICY SURRENDERS .......................................................   34
      Total Surrenders ..................................................   35
      Partial Surrenders ................................................   35
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER .......................   35
PAYMENT OF POLICY PROCEEDS ..............................................   36
      Payment Options ...................................................   36
      Deferral of Payments ..............................................   36
FEDERAL TAXES ...........................................................   37

      RiverSource Life's Tax Status .....................................   37

      Taxation of Policy Proceeds .......................................   37
      Modified Endowment Contracts ......................................   39
      Other Tax Considerations ..........................................   39
      Split Dollar Arrangements .........................................   40
DISTRIBUTION OF THE POLICY ..............................................   41
LEGAL PROCEEDINGS .......................................................   42

POLICY ILLUSTRATIONS ....................................................   43

KEY TERMS ...............................................................   46
FINANCIAL STATEMENTS ....................................................   47

CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.


2 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.


POLICY BENEFITS

       POLICY BENEFIT             WHAT IT MEANS                                       HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to the         The amount payable is the death benefit amount minus any
                           beneficiary of the policy when       indebtedness as of the death benefit valuation date.
                           the insured dies. Before the
                           insured's attained insurance         IF THE INSURED DIES BEFORE THE INSURED'S ATTAINED INSURANCE AGE
                           age 100, your policy's death         100, the death benefit amount is the greater of the following as
                           benefit can never be less than       determined on the death benefit valuation date:
                           the specified amount unless
                           your policy has outstanding          o   the specified amount; or
                           indebtedness.
                                                                o   the applicable percentage of the policy value.

                                                                IF THE INSURED DIES ON OR AFTER THE INSURED'S ATTAINED INSURANCE
                                                                AGE 100, the death benefit amount will be the greater of the following:

                                                                o   the policy value on the death benefit valuation date; or

                                                                o   the policy value at the insured's attained insurance age 100.

                                                                During the first five policy years and prior to the insured's attained insurance age 80, you can increase the specified amount within certain limits, but doing so generally will affect policy charges. You can not decrease the specified amount. However, if you take a partial surrender, it will decrease the specified amount.

------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE         You may add optional                 AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy at an
                           additional cost, in the form of      o   ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (ABRTI):
                           riders (if you meet certain              If the insured is terminally ill and death is expected to occur
                           requirements). The amounts               within six months, the rider provides that you can withdraw a
                           of these benefits do not vary            portion of the death benefit prior to death.
                           with investment experience of
                           the variable account. Certain
                           restrictions apply and are
                           clearly described in the
                           applicable rider. This rider is
                           not available in all states.

------------------------------------------------------------------------------------------------------------------------------------
NO LAPSE GUARANTEE         Your policy will not lapse           NO LAPSE GUARANTEE: The policy has a NLG option, which
(NLG)*                     (end without value) if the           guarantees the policy will not lapse for 30 policy years for
                           NLG is in effect, even if the        insurance ages 0-55, until the insured's attained insurance age 85
* IN ILLINOIS, REFERRED    cash surrender value is less         for insurance ages 56-75, for 10 policy years for insurance ages 76
  TO AS COVERAGE           than the amount needed to            and older and for five policy years if the policy is purchased in
  PROTECTION (CP).         pay the monthly deduction.           Massachusetts, New Jersey or Texas. The NLG remains in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 3

   POLICY BENEFIT              WHAT IT MEANS                                            HOW IT WORKS
ADDITIONAL PREMIUMS     You may choose to pay              You specify the initial single premium when you apply for a policy.
                        premiums in addition to the        During the first five policy years you may pay additional
                        initial single premium under       premiums, subject to minimum amounts we establish, only if you
                        certain conditions.                increase the specified amount of the policy. To increase the specified amount, the insured must not have an attained insurance age greater than 80, and the insured must be insurable according to our underwriting rules. Beginning with the sixth policy year you may pay additional premiums in any amount until the insured's attained insurance age 100. These premiums will not increase the specified amount of the policy. We may refuse to accept additional premiums or we may refund premiums in order to comply with the
                                                           Internal Revenue Code of 1986, as amended ("Code"). The amount and frequency of additional premiums will affect policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the NLG remains in effect.

-----------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR   You may return your                You may mail or deliver the policy to our home office or to your
POLICY ("FREE LOOK")    policy for any reason and          sales representative with a written request for cancellation by the
                        receive a full refund of all       10th day after you receive it (15th day in Colorado, 20th day in
                        premiums paid.                     Idaho and North Dakota). On the date your request is postmarked or received, the policy will immediately be considered void from the start.

                                                           Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:

                                                           o    The date we mail the policy from our office

                                                           o    The policy date (only if the policy is issued in force)

                                                           o    The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.

                                                           We reserve the right to change or discontinue this administrative practice at any time.

-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT          For two years after the policy     Because the policy itself offers a fixed return option, all you need to
                        is issued, you can exchange it     do is transfer all of the policy value in the subaccounts to the fixed
                        for one that provides benefits     account. This exchange does not require our underwriting approval.
                        that do not vary with the          We do not issue a new policy. State restrictions may apply.
                        investment return of the
                        subaccounts.

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES      You may direct your net
                        premiums or transfer your
                        policy's value to:

                        o     THE VARIABLE ACCOUNT         o    UNDER THE VARIABLE ACCOUNT your policy's value may increase
                              which consists of                 or decrease daily, depending on the investment return. No
                              subaccounts, each of              minimum amount is guaranteed.
                              which invests in a fund
                              with a particular
                              investment objective; or

                        o     THE FIXED ACCOUNT which      o    THE FIXED ACCOUNT earns interest rates that we adjust
                              is our general investment          periodically. This rate will never be lower than 4%.
                              account.

4 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

POLICY RISKS

  POLICY RISK                   WHAT IT MEANS                                      WHAT CAN HAPPEN
SURRENDERS               You may cancel the policy           The cash surrender value is the policy value minus indebtedness
                         while it is in force and receive    minus any applicable surrender charges. Partial surrenders are
                         its cash surrender value or         available within certain limits for a fee.
                         take a partial surrender out of
                         your policy.

-----------------------------------------------------------------------------------------------------------------------------------
LOANS                    You may borrow against your         Your policy secures the loan.
                         policy's cash surrender value.

-----------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                You may transfer your               You may transfer policy value from one subaccount to another or
                         policy's value.                     between subaccounts and the fixed account. Certain restrictions may apply. You can also arrange for automated transfers among the fixed account and subaccounts.

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RISK          You direct your net premiums        o    You can lose cash values due to adverse investment experience.
                         or transfer your policy's value          No minimum amount is guaranteed under the subaccounts of
                         to a subaccount that drops               the variable account.
                         in value.
                                                             o    Your death benefit may be lower due to adverse investment
                                                                  experience.

                                                             o    Your policy could lapse due to adverse investment experience if the NLG is not in effect and you do not pay the premiums
                                                                  needed to maintain coverage.

                         ----------------------------------------------------------------------------------------------------------
                         You transfer your policy's          o    The value of the subaccount from which you transferred could
                         value between subaccounts.               increase while the value of the subaccount to which you
                                                                  transferred could decrease.

-----------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY   The policy is not suitable as a     o    Surrender charges apply to this policy for the first ten policy
VALUES IN EARLY YEARS    short-term investment.                   years. Surrender charges can significantly reduce policy value.
                                                                  Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

                         ----------------------------------------------------------------------------------------------------------
                         Your ability to take partial        o    You cannot take partial surrenders during the first policy year.
                         surrenders is limited.

-----------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK               You do not pay the premiums         o    We will not pay a death benefit if your policy lapses.
                         needed to maintain coverage.

                         ----------------------------------------------------------------------------------------------------------
                         Your policy may lapse due to        o    Surrender charges affect the surrender value, which is a measure
                         surrender charges.                       we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate the NLG.

                         ----------------------------------------------------------------------------------------------------------
                         You take a loan against             o    Taking a loan increases the risk that your policy will lapse, will
                         your policy.                             have a permanent effect on the policy value, will reduce the death benefit and may terminate the NLG.

                                                             o    The lapse may have adverse tax consequences.

                         ----------------------------------------------------------------------------------------------------------
                         Your policy can lapse due to        o    Your policy could lapse due to adverse investment experience if
                         poor investment performance.             the NLG is not in effect and you do not pay premium needed to maintain coverage.
-----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 5

   POLICY RISK              WHAT IT MEANS                                        WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT   You drop another policy to      o    You may pay surrender charges on the policy you drop.
RISK                   buy this one.
                                                       o    This policy has surrender charges, which may extend beyond those in the policy you drop.

                                                       o    You will be subject to new incontestability and suicide periods.

                                                       o    You may be in a higher insurance risk-rating category now and you may pay higher premiums.
                       ------------------------------------------------------------------------------------------------------------
                       You use cash values or          o    If you borrow from another policy to buy this one, the loan
                       dividends from another policy        reduces the death benefit on the other policy. If you fail to repay
                       to buy this one.                     the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy ends with a loan against it.

                                                       o    The exchange may have adverse tax consequences.
-----------------------------------------------------------------------------------------------------------------------------------
TAX RISK               Most policies will be           o    Federal income tax on earnings will apply to surrenders or loans
                       classified as a "modified            from a MEC or an assignment of a MEC. Earnings come out
                       endowment contract"                  first on surrenders or loans from a MEC or an assignment of a
                       ("MEC") for federal income           MEC. If you are under age 59(1)/2, a 10% penalty tax also may
                       tax purposes when issued. If a       apply to these earnings.
                       policy is not a MEC when
                       issued, certain changes you
                       make to the policy may cause
                       it to become a MEC.
                       ------------------------------------------------------------------------------------------------------------
                       Your policy is not a modified   o    You will be taxed on any earnings generated in the policy --
                       endowment contract and it            earnings in policy cash value and earnings previously taken via
                       lapses or is fully surrendered       existing loans. It could be the case that a policy with a relatively
                       with an outstanding policy           small existing cash value could have significant earnings that
                       loan.                                will be taxed upon lapse or surrender of the policy.
                       ------------------------------------------------------------------------------------------------------------
                       Congress may change current     o    You could lose any or all of the specific federal income tax
                       tax law at any time.                 attributes and benefits of a life insurance policy including
                       The interpretation of current        tax-deferred accrual of cash values, your ability to take a loan
                       tax law is subject to change         from the policy and income tax free death benefits.
                       by the Internal Revenue
                       Service (IRS) or the courts at
                       any time.
                       ------------------------------------------------------------------------------------------------------------
                       The policy fails to qualify as  o    Earnings are taxable as ordinary income. Your beneficiary may
                       life insurance for federal           have to pay income tax on part or all of the death benefit.
                       income tax purposes.
                       ------------------------------------------------------------------------------------------------------------
                       The IRS determines that you,    o    You may be taxed on the income of each subaccount to the
                       not the Variable Account, are        extent of your investment.
                       the owner of the fund shares
                       held by our Variable Account.
                       ------------------------------------------------------------------------------------------------------------
                       You buy this policy to fund a   o    The tax-deferred accrual of cash values provided by the policy
                       tax-deferred retirement plan.        is unnecessary because tax deferral is provided by the
                                                            tax-deferred retirement plan.
-----------------------------------------------------------------------------------------------------------------------------------

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


6 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

LIMITATIONS ON USE OF THE POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

        CHARGE                 WHEN CHARGE IS DEDUCTED                                      AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE        When you pay premium.               o     3% of each premium payment if the initial single premium is
                                                                        $10,000-$99,999 ($5,000-$99,999 ages 0-19)

                                                                  o     2% of each premium payment if the initial single premium is
                                                                        $100,000-$249,999

                                                                  o     1% of each premium payment if the initial single premium is
                                                                        $250,000 and above.
-----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE*             When you surrender your             Percentage of initial single premium:
                              policy for its full cash
                              surrender value, or the policy      MINIMUM: 6.5% -- Female, Standard, Age 81
                              lapses, during the first ten
                              years and for ten years after       MAXIMUM: 8% -- Male, Standard, Age 70
                              requesting an increase in the
                              specified amount.                   REPRESENTATIVE INSURED: 8% -- Female, Nonsmoker, Age 65
-----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE      When you surrender part of          MAXIMUM: Up to 10% of the partial surrender amount.
                              the value of your policy. In
                              excess of 10% of policy value
                              minus indebtedness at the
                              beginning of the policy year.
-----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE               Upon transfer, if we impose a       MAXIMUM: Up to $25 per transfer in excess of five.
                              limit of five transfers per year
                              by mail or phone per policy         CURRENT: No charge.
                              year.
-----------------------------------------------------------------------------------------------------------------------------------
ACCELERATED BENEFIT RIDER     Upon payment of Accelerated         GUARANTEED: The greater of $300 or 1% of the Initial Accelerated
FOR TERMINAL ILLNESS          Benefit.                            Benefit per payment.
CHARGE
                                                                  CURRENT: $0 per payment.
-----------------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND     When we pay policy                  o     $15 -- United States
ELECTRONIC FUND TRANSFERS OF  proceeds by express mail or
LOAN PAYMENTS AND             electronic fund transfer.           o     $30 -- International
SURRENDERS
-----------------------------------------------------------------------------------------------------------------------------------


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.



RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 7

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

     CHARGE                   WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
COST OF INSURANCE           Monthly.                      Monthly rate per $1,000.00 of net amount at risk:
CHARGES*
                                                          MINIMUM: $.06 -- Female, Standard, Age 10

                                                          MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                          REPRESENTATIVE INSURED: $1.20 -- Female, Nonsmoker, Age 65
---------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE       Daily.                        GUARANTEED: .90% of the average daily net asset value of the
RISK CHARGE                                               subaccounts for all policy years.
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS      Charged daily and due at the  GUARANTEED: 6% effective annual rate per year.
                            end of the policy year.
                                                          CURRENT:

                                                          o    6% effective annual rate on that portion of indebtedness that exceeds the policy value minus premiums paid minus partial surrenders and partial surrender charges and 4% on the
                                                               remainder of indebtedness.

                                                          o    4% if indebtedness does not exceed policy value minus premiums paid minus partial surrenders and partial surrender charges.
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON PAYMENTS   Annually, payable at the end  GUARANTEED:
UNDER ACCELERATED BENEFIT   of each policy year.
RIDER FOR TERMINAL ILLNESS                                o    As set forth immediately above for that part of the Accelerated
(ABRTI)                                                        Benefit which does not exceed the policy value available for loan when an Accelerated Benefit is requested.

                                                          o    For that part of an Accelerated Benefit which exceeds the policy value available for loan when the Accelerated Benefit is
                                                               requested, the greater of the current yield on 90 day Treasury bills, the current maximum statutory adjustable policy loan interest rate expressed as an annual effective rate or if the policy has a loan provision, the policy loan interest rate expressed as an effective annual rate.
-----------------------------------------------------------------------------------------------------------------------------------


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.



8 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                     MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements        0.53%     1.69%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted
      12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The
      Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                               GROSS TOTAL
                                                                     MANAGEMENT      12b-1            OTHER       ANNUAL
                                                                        FEES         FEES           EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                    0.61%        0.25%            0.29%       1.15%(1),(2)
AIM V.I. Capital Development Fund, Series II Shares                     0.75         0.25             0.34        1.34(1),(3)
AIM V.I. Dynamics Fund, Series I Shares                                 0.75           --             0.42        1.17(1),(3)
AIM V.I. Financial Services Fund, Series I Shares                       0.75           --             0.37        1.12(1)
AIM V.I. Technology Fund, Series I Shares                               0.75           --             0.37        1.12(1)
AllianceBernstein VPS Growth and Income Portfolio (Class B)             0.55         0.25             0.05        0.85(4)
AllianceBernstein VPS International Value Portfolio (Class B)           0.75         0.25             0.12        1.12(4)
American Century VP International, Class II                             1.13         0.25               --        1.38(4)
American Century VP Value, Class II                                     0.83         0.25               --        1.08(4)
Calvert Variable Series, Inc. Social Balanced Portfolio                 0.70           --             0.22        0.92(5)
Evergreen VA Fundamental Large Cap Fund - Class 2                       0.58         0.25             0.18        1.01(6)
Fidelity(R) VIP Growth & Income Portfolio Service Class 2               0.47         0.25             0.12        0.84(7)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                       0.57         0.25             0.12        0.94(7)
Fidelity(R) VIP Overseas Portfolio Service Class 2                      0.72         0.25             0.17        1.14(7)
FTVIPT Franklin Real Estate Fund - Class 2                              0.47         0.25             0.02        0.74(8),(9)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2               0.52         0.25             0.17        0.94(9),(10)
FTVIPT Mutual Shares Securities Fund - Class 2                          0.60         0.25             0.18        1.03(9)
Goldman Sachs VIT Mid Cap Value Fund                                    0.80           --             0.07        0.87(11)
Goldman Sachs VIT Structured U.S. Equity Fund                           0.65           --             0.09        0.74(11)
Janus Aspen Series Global Technology Portfolio: Service Shares          0.64         0.25             0.09        0.98(12)
Janus Aspen Series International Growth Portfolio: Service Shares       0.64         0.25             0.06        0.95(12)
Lazard Retirement International Equity Portfolio                        0.75         0.25             0.21        1.21(13)
MFS(R) Investors Growth Stock Series - Service Class                    0.75         0.25             0.15        1.15(14),(15)
MFS(R) New Discovery Series - Service Class                             0.90         0.25             0.16        1.31(14),(15)
MFS(R) Utilities Series - Service Class                                 0.75         0.25             0.15        1.15(14),(15)
Pioneer Equity Income VCT Portfolio - Class II Shares                   0.65         0.25             0.06        0.96(4)
Pioneer International Value VCT Portfolio - Class II Shares             0.85         0.25             0.59        1.69(4),(16)
Putnam VT Health Sciences Fund - Class IB Shares                        0.70         0.25             0.11        1.06(4)
Putnam VT International Equity Fund - Class IB Shares                   0.75         0.25             0.18        1.18(4)
Putnam VT Vista Fund - Class IB Shares                                  0.65         0.25             0.09        0.99(4)



RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 9

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                            GROSS TOTAL
                                                                          MANAGEMENT    12b-1     OTHER        ANNUAL
                                                                             FEES        FEES    EXPENSES     EXPENSES
RiverSource(SM) Variable Portfolio - Balanced Fund                           0.47%       0.13%     0.15%     0.75%(17),(18),(19)
RiverSource(SM) Variable Portfolio - Cash Management Fund                    0.33        0.13      0.16      0.62(17),(18)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                   0.47        0.13      0.17      0.77(17),(18)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund          0.67        0.13      0.16      0.96(17),(18),(19)
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                   1.09        0.13      0.31      1.53(17),(18),(19)
RiverSource(SM) Variable Portfolio - Global Bond Fund                        0.70        0.13      0.20      1.03(17),(18)
RiverSource(SM) Variable Portfolio - Growth Fund                             0.62        0.13      0.17      0.92(17),(18),(19)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                    0.59        0.13      0.17      0.89(17),(18)
RiverSource(SM) Variable Portfolio - International Opportunity Fund          0.79        0.13      0.20      1.12(17),(18),(19)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                   0.55        0.13      0.14      0.82(17),(18),(19)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                     0.66        0.13      0.15      0.94(17),(18),(19),(20)
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                      0.22        0.13      0.18      0.53(17),(18),(20)
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund     0.48        0.13      0.18      0.79(17),(18)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                0.74        0.13      0.22      1.09(17),(18),(19)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                    0.96        0.13      0.20      1.29(17),(18),(19),(20)
Wanger International Small Cap                                               0.95          --      0.18      1.13(4)
Wanger U.S. Smaller Companies                                                0.90          --      0.05      0.95(4)
Wells Fargo Advantage VT Asset Allocation Fund                               0.55        0.25      0.24      1.04(21)
Wells Fargo Advantage VT International Core Fund                             0.75        0.25      0.41      1.41(21)
Wells Fargo Advantage VT Opportunity Fund                                    0.72        0.25      0.21      1.18(21)
Wells Fargo Advantage VT Small Cap Growth Fund                               0.75        0.25      0.24      1.24(21)

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and ar expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses of Series I shares to 1.30% and Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above:
      (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April
      30, 2007.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund,
      Series II Shares the "Gross total annual expenses" have been restated to reflect such reorganization.


(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(5) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisors, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.

(6) The "Gross total annual expenses" exclude expense reductions and fee waivers. These fees have been restated to reflect current fees.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses.
      Including these reductions, the net expenses would have been 0.79% for Fidelity(R) VIP Growth & Income Portfolio Service Class 2, 0.89% for
      Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for
      Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(8)   The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's
      Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund.
      This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 0.89%, respectively for FTVIPT Franklin Small Cap Value Securities Fund - Class
      2.

(11) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund and
      0.25% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap
      Value Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.



10 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS


(12) Janus Capital has contractually agreed to waive certain Portfolio's total annual operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain
      Portfolios, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until May 1, 2007. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(13) The Investment Manager has contractually agreed to waive its fees and, if necessary, reimburse the Portfolio through Dec. 31, 2006, to the extent
      "Gross total annual expenses" exceed 1.25% of average daily net assets for Lazard Retirement International Equity Portfolio.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.

(16) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.

(17) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2006, adjusted to reflect current fees.

(18) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays RiverSource Distributors, Inc. an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(19) Management fees include the impact of a performance incentive adjustment that decreased the management fee by 0.04% for RiverSource(SM) Variable
      Portfolio - Balanced Fund, 0.02% for RiverSource(SM) Variable Portfolio -
      Large Cap Equity Fund, 0.04% for RiverSource(SM) Variable Portfolio - Mid
      Cap Growth Fund, 0.05% for RiverSource(SM) Variable Portfolio - Small Cap
      Advantage Fund and 0.02% for RiverSource(SM) Variable Portfolio - Small
      Cap Value Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.09% for RiverSource(SM) Variable
      Portfolio - Diversified Equity Income Fund, 0.004% for RiverSource(SM)
      Variable Portfolio - Emerging Markets Fund, 0.02% for RiverSource(SM)
      Variable Portfolio - Growth Fund and 0.04% for RiverSource(SM) Variable
      Portfolio - International Opportunity Fund.

(20) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
      1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund and 1.21% for
      RiverSource(SM) Variable Portfolio - Small Cap Value Fund.

(21) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for Wells Fargo Advantage VT Opportunity Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.00% for Wells
      Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage
      VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity
      Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 11

LOADS, FEES AND CHARGES

Policy charges compensate us for:

o     providing the insurance benefits of the policy;

o     issuing the policy;

o     administering the policy;

o     assuming certain risks in connection with the policy; and

o     distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3% if your initial single premium is $10,000-$99,999 ($5,000-$99,999, ages 0-19). The premium expense charge is 2% of each premium payment if your initial single premium is $100,000-$249,999. The premium expense charge is 1% of each premium payment if your initial single premium is $250,000 and above. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION

On each monthly date prior to the insured's attained insurance age 100 we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.    the cost of insurance for the policy month; and

2. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the two components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts you have chosen. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which you want us to take the monthly deduction, or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. The cost of insurance for a policy month is calculated as: A X (B - C) where:

      (A) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law), risk classification and the initial single premium. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases. Also, we offer simplified underwriting under certain circumstances in connection with the policy. It is possible that cost of insurance for this policy may be higher for a healthy insured than the cost of insurance under other policies we offer, which require full underwriting.

            We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

      (B) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

      (C) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by any charges for optional riders.

2. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.


12 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will assess a surrender charge.

The surrender charge reimburses us for costs associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The surrender charge for the initial specified amount is shown in your policy. The surrender charge for the initial specified amount will decrease monthly until it is zero after ten policy years. If you increase the specified amount, an additional surrender charge will apply. We will show the additional surrender charge in a revised policy. The additional surrender charge will decrease monthly until it is zero after ten policy years following the increase in specified amount.

The surrender charge is a percentage of the initial single premium or premium required to increase the specified amount. It varies by the insured's insurance age or, the insured's attained insurance age at the time of an increase in specified amount, and the number of years since the policy was issued or the number of years since an increase in specified amount.

The following table illustrates the maximum surrender charge for a female, insurance age 65 qualifying for nonsmoker rates. We assume the specified amount to be $115,000.

      LAPSE OR SURRENDER                             MAXIMUM
      AT BEGINNING OF YEAR                      SURRENDER CHARGE
                1                                  $3,851.16
                2                                   3,495.17
                3                                   3,106.82
                4                                   2,718.47
                5                                   2,330.11
                6                                   1,941.76
                7                                   1,553.41
                8                                   1,165.06
                9                                     776.70
                10                                    388.35
                11                                      0.00

From the beginning of year one to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we may assess a partial surrender charge. We call these "free partial surrenders."

After the first policy year, certain partial surrenders may be made without incurring a partial surrender charge. Free partial surrenders are those partial surrenders that do not exceed 10% of the beginning of year policy value minus beginning of year indebtedness.

We apply a partial surrender charge to the amount in excess of the free partial surrender. The partial surrender charge is equal to the full surrender charge multiplied by the partial surrender amount divided by the cash surrender value. This charge will never exceed 10% of the amount surrendered.

The remaining policy value after a partial surrender cannot be less than $5,000. We reserve the right to decline or limit your request for a partial surrender to the extent that the partial surrender would cause the policy to fail to qualify as life insurance under the Code.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts. Computed daily, the charge compensates us for:

o MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o EXPENSE RISK -- the risk that the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 13

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

o     cost of insurance charges;

o     surrender charges;

o     cost of optional insurance benefits;

o     mortality and expense risk charges; and

o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.


RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.



14 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


      We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (the "unaffiliated funds") currently ranges up to 0.55% of the average daily net assets invested in the fund through this policy and other policies and contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.


      The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (the "affiliated funds") that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 15

      The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund

      Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      o Compensating, training and educating sales representatives who sell the policies.

      o Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to policy owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


16 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

------------------------------------------------------------------------------------------------------------------------------
FUND                            INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                Growth of capital. Invests principally in common stocks of        A I M Advisors, Inc.
Appreciation Fund,              companies likely to benefit from new or innovative
Series II Shares                products, services or processes as well as those with above-
                                average long-term growth and excellent prospects for future growth. The fund can invest up to 25% of its total assets in foreign securities that involve risks not associated with
                                investing solely in the United States.
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                Long-term growth of capital. Invests primarily in securities      A I M Advisors, Inc.
Development Fund,               (including common stocks, convertible securities and
Series II Shares                bonds) of small- and medium-sized companies. The Fund
                                may invest up to 25% of its total assets in foreign securities.
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund,         Capital growth. Invests at least 65% of its net assets            A I M Advisors, Inc.
Series I Shares                 primarily in common stocks of mid-sized companies,
                                companies included in the Russell Midcap(R) Growth Index
                                at the time of purchase. The Fund also has the flexibility to invest in other types of securities, including preferred
                                stocks, convertible securities and bonds.
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial              Capital growth. Actively managed. Invests at least 80% of         A I M Advisors, Inc.
Services Fund,                  its net assets in the equity securities and equity-related
Series I Shares                 instruments of companies involved in the financial services sector. These companies include, but are not limited to,
                                banks, insurance companies, investment and miscellaneous
                                industries (asset managers, brokerage firms, and
                                government-sponsored agencies and suppliers to financial
                                services companies).
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology             Capital growth. The Fund is actively managed. Invests at          A I M Advisors, Inc.
Fund, Series I Shares           least 80% of its net assets in equity securities and equity-
                                related instruments of companies engaged in technology-
                                related industries. These include, but are not limited to, various applied technologies, hardware, software,
                                semiconductors, telecommunications equipment and
                                services, and service-related companies in information
                                technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of securities of the companies in this sector.
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               Long-term growth of capital. Invests primarily in                 AllianceBernstein L.P.
VPS Growth and Income           dividend-paying common stocks of large, well-established,
Portfolio (Class B)             "blue chip" companies.
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               Long-term growth of capital. Invests primarily in a               AllianceBernstein L.P.
VPS International Value         diversified portfolio of equity securities of established
Portfolio (Class B)             companies selected from more than 40 industries and from
                                more than 40 developed and emerging market countries.
------------------------------------------------------------------------------------------------------------------------------
American Century                Capital growth. Invests primarily in stocks of growing            American Century Global
VP International, Class II      foreign companies in developed countries.                         Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 17

-----------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
American Century              Long-term capital growth, with income as a secondary               American Century Investment
VP Value, Class II            objective. Invests primarily in stocks of companies that           Management, Inc.
                              management believes to be undervalued at the time of
                              purchase.

-----------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series,      Income and capital growth. Invests primarily in stocks,            Calvert Asset Management Company,
Inc. Social Balanced          bonds and money market instruments which offer income              Inc. (CAMCO), investment adviser.
Portfolio                     and capital growth opportunity and which satisfy the               SsgA Funds Management, Inc. and
                              investment and social criteria.                                    New Amsterdam Partners, LLP are the
                                                                                                 investment subadvisers.

-----------------------------------------------------------------------------------------------------------------------------------
Evergreen VA                  Capital growth with the potential for current income.              Evergreen Investment Management
Fundamental                   Invests in primarily common stocks of large U.S.                   Company, LLC
Large Cap Fund - Class 2      companies whose market capitalizations measured at time
                              of purchase fall within the range tracked by the Russell
                              1000(R) Index.

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &      Seeks high total return through a combination of current           Fidelity Management & Research
Income Portfolio Service      income and capital appreciation. Normally invests a                Company (FMR), investment
Class 2                       majority of assets in common stocks with a focus on those          manager; FMR U.K., FMR Far East,
                              that pay current dividends and show potential for capital          sub-investment advisers.
                              appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently
                              paying dividends, but offer prospects for future income or capital appreciation. Invests in domestic and foreign issuers.
                              The Fund invests in either "growth" stocks or "value"
                              stocks or both.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests primarily in         FMR, investment manager;
Portfolio Service Class 2     common stocks. Normally invests at least 80% of assets in          FMR U.K., FMR Far East,
                              securities of companies with medium market                         sub-investment advisers.
                              capitalizations. May invest in companies with smaller or
                              larger market capitalizations. Invests in domestic and
                              foreign issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests primarily in         FMR, investment manager;
Portfolio Service Class 2     common stocks of foreign securities. Normally invests at           FMR U.K., FMR Far East, Fidelity
                              least 80% of assets in non-U.S. securities.                        International Investment Advisors
                                                                                                 (FIIA) and FIIA U.K.,
                                                                                                 sub-investment advisers.
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin               Seeks capital appreciation, with current income as a               Franklin Advisers, Inc.
Real Estate Fund - Class 2    secondary goal. The Fund normally invests at least 80% of
                              its net assets in investments of companies operating in the real estate sector.
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small         Seeks long-term total return. The Fund normally invests at         Franklin Advisory Services, LLC
Cap Value Securities          least 80% of its net assets in investments of small
Fund - Class 2                capitalization companies, and invests primarily to
                              predominantly in equity securities. For this Fund,
                              small-capitalization companies are those with market
                              capitalization values not exceeding $2.5 billion, at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------------------


18 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares          Seeks capital appreciation, with income as a secondary goal.       Franklin Mutual Advisers, LLC
Securities Fund - Class 2     The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally
                              invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT             The Goldman Sachs VIT Mid Cap Value Fund seeks long-               Goldman Sachs Asset
Mid Cap Value Fund            term capital appreciation. The Fund invests, under normal          Management, L.P.
                              circumstances, at least 80% of its net assets plus any
                              borrowings for investment purposes (measured at time of
                              purchase)("Net Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market
                              capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market
                              capitalization of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment. If the
                              market capitalization of a company held by the Fund moves
                              outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell
                              Midcap(R) Value Index is currently between $276 million and
                              $14.9 billion. Although the Fund will invest primarily in
                              publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in
                              foreign currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies
                              constituting the Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as
                              government, corporate and bank debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs                 The Fund seeks long-term growth of capital and dividend            Goldman Sachs Asset
VIT Structured                income. The Fund seeks this objective through a broadly            Management, L.P.
U.S. Equity Fund              diversified portfolio of large-cap and blue chip equity
                              investments representing all major sectors of the U.S.
                              economy. The Fund invests, under normal circumstances, at
                              least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase ("Total Assets") in a dividend portfolio of equity investments in U.S. issuers, including foreign
                              companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time
                              of purchase) in such equity investments. The Fund's
                              investments are selected using both a variety of quantitative techniques and fundamental research in seeking to
                              maximize the Fund's expected return, while maintaining
                              risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad
                              representation in most major sectors of the U.S. economy
                              and a portfolio consisting of companies with average
                              long-term earnings growth expectations and dividend
                              yields. The Fund is not required to limit its investments to securities in the S&P 500 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

-----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 19

-----------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series            Long-term growth of capital. Non-diversified mutual fund           Janus Capital
Global Technology             that invests, under normal circumstances, at least 80% of its
Portfolio: Service Shares     net assets in securities of companies that the portfolio
                              manager believes will benefit significantly from advances
                              or improvements in technology. It implements this policy
                              by investing primarily in equity securities of U.S. and
                              foreign companies selected for their growth potential.

-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series            Long-term growth of capital. Invests, under normal                 Janus Capital
International Growth          circumstances, at least 80% of its net assets in securities of
Portfolio: Service Shares     issuers from at least five different countries, excluding the
                              United States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers located outside the
                              United States, it may at times invest in U.S. issuers and
                              under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement             Long-term capital appreciation. Invests primarily in equity        Lazard Asset Management, LLC
International Equity          securities, principally common stocks, of relatively large
Portfolio                     non-U.S. companies with market capitalizations in the
                              range of the Morgan Stanley Capital International (MSCI)
                              Europe, Australia and Far East (EAFE(R)) Index that the
                              Investment Manager believes are undervalued based on
                              their earnings, cash flow or asset values.

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors              Long-term growth of capital and future income. Invests at          MFS Investment Management(R)
Growth Stock Series -         least 80% of its net assets in common stocks and related
Service Class                 securities of companies which MFS(R) believes offer better than average prospects for long-term growth.

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery          Capital appreciation. Invests at least 65% of its net assets in    MFS Investment Management(R)
Series - Service Class        equity securities of emerging growth companies.

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -     Capital growth and current income. Invests primarily in            MFS Investment Management(R)
Service Class                 equity and debt securities of domestic and foreign
                              companies in the utilities industry.

-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income         Current income and long-term growth of capital from a              Pioneer Investment Management, Inc.
VCT Portfolio -               portfolio consisting primarily of income producing equity
Class II Shares               securities of U.S. corporations. Normally, the portfolio
                              invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing
                              equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio
                              may be invested in debt securities, most of which are
                              expected to be convertible into common stocks. The
                              portfolio may invest up to 25% of its total assets in REITs.
-----------------------------------------------------------------------------------------------------------------------------------


20 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer International         Long-term capital growth. Normally, the portfolio invests          Pioneer Investment Management, Inc.
Value VCT Portfolio -         at least 80% of its total assets in equity securities of
Class II Shares*              non-U.S. issuers. These issuers may be located in both
                              developed and emerging markets. Under normal
                              circumstances, the portfolio's assets will be invested in
                              securities of companies domiciled in at least three different foreign countries.

-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health              Seeks capital appreciation. The fund pursues its goal by           Putnam Investment Management, LLC
Sciences Fund -               investing mainly in common stocks of companies in the
Class IB Shares               health sciences industries, with a focus on growth stocks.
                              Under normal circumstances, the fund invests at least 80%
                              of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the
                              pharmaceutical, health care services, applied research and development and medical equipment and supplies
                              industries, or (b) companies Putnam Management thinks
                              have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International       Seeks capital appreciation. The fund pursues its goal by           Putnam Investment Management, LLC
Equity Fund -                 investing mainly in common stocks of companies outside
Class IB Shares               the United States that Putnam Management believes have
                              favorable investment potential. Under normal
                              circumstances, the fund invests at least 80% of its net assets in equity investments.

-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -        Seeks capital appreciation. The fund pursues its goal by           Putnam Investment Management, LLC
Class IB Shares               investing mainly in common stocks of U.S. companies,
                              with a focus on growth stocks.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Maximum total investment return through a combination of           RiverSource Investments
Portfolio - Balanced Fund     capital growth and current income. Invests primarily in a
                              combination of common and preferred stocks, bonds and
                              other debt securities. Under normal market conditions, at
                              least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to
                              25% of its total assets in foreign investments.
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Maximum current income consistent with liquidity and               RiverSource Investments
Portfolio - Cash              stability of principal. Invests primarily in money market
Management Fund               instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances, letters of
                              credit, and commercial paper, including asset-backed
                              commercial paper.
-----------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 21

------------------------------------------------------------------------------------------------------------------------------------
FUND                         INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     High level of current income while attempting to conserve          RiverSource Investments
Portfolio - Diversified      the value of the investment and continuing a high level of
Bond Fund                    income for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (Index),
                             which are investment grade and denominated in U.S.
                             dollars. The Index includes securities issued by the U.S.
                             government, corporate bonds, and mortgage- and asset-
                             backed securities. Although the Fund emphasizes high- and
                             medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     High level of current income and, as a secondary goal,             RiverSource Investments
Portfolio - Diversified      steady growth of capital. Under normal market conditions,
Equity Income Fund           the Fund invests at least 80% of its net assets in
                             dividend-paying common and preferred stocks.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     Long-term capital growth. The Fund's assets are primarily          RiverSource Investments, adviser;
Portfolio - Emerging         invested in equity securities of emerging market companies.        Threadneedle International Limited,
Markets Fund                 Under normal market conditions, at least 80% of the Fund's         an indirect wholly-owned subsidiary
                             net assets will be invested in securities of companies that        of Ameriprise Financial, subadviser.
                             are located in emerging market countries, or that earn 50%
                             of more of their total revenues from goods and services
                             produced in emerging market countries or from sales made
                             in emerging market countries.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     High total return through income and growth of capital.            RiverSource Investments
Portfolio - Global           Non-diversified mutual fund that invests primarily in debt
Bond Fund                    obligations of U.S. and foreign issuers (which may include issues located in emerging markets). Under normal market
                             conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                             including money market instruments of issuers located in at least three different countries.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     Long-term capital growth. Invests primarily in common              RiverSource Investments
Portfolio - Growth Fund      stocks and securities convertible into common stocks that
                             appear to offer growth opportunities. These growth
                             opportunities could result from new management, market
                             developments, or technological superiority. The Fund may
                             invest up to 25% of its total assets in foreign investments.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     High current income, with capital growth as a secondary            RiverSource Investments
Portfolio - High Yield       objective. Under normal market conditions, the Fund
Bond Fund                    invests at least 80% of its net assets in high-yielding,
                             high-risk corporate bonds (junk bonds) issued by U.S. and
                             foreign companies and governments.
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable     Capital appreciation. Invests primarily in equity securities       RiverSource Investments, adviser;
Portfolio - International    of foreign issuers that offer strong growth potential. The         Threadneedle International Limited,
Opportunity Fund             Fund may invest in developed and in emerging markets.              an indirect wholly-owned subsidiary
                                                                                                of Ameriprise Financial, subadviser.

------------------------------------------------------------------------------------------------------------------------------------


22 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVES AND POLICIES                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term growth of capital. Under normal market                   RiverSource Investments
Portfolio - Large Cap         conditions, the Fund invests at least 80% of its net assets in
Equity Fund                   equity securities of companies with market capitalization
                              greater than $5 billion at the time of purchase. The Fund
                              may also invest in income producing equity securities and
                              preferred stocks

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Growth of capital. Under normal market conditions, the             RiverSource Investments
Portfolio - Mid Cap           Fund invests at least 80% of its net assets in equity
Growth Fund                   securities of mid capitalization companies. The investment manager defines mid-cap companies as those whose market
                              capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell
                              Mid Cap(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term capital appreciation. The Fund seeks to provide          RiverSource Investments
Portfolio - S&P 500           investment results that correspond to the total return
Index Fund                    (the combination of appreciation and income) of large
                              capitalization stocks of U.S. companies. The Fund invests
                              in common stocks included in the Standard & Poor's 500
                              Composite Stock Price Index (S&P 500). The S&P 500 is
                              made up primarily of large capitalization companies that
                              represent a broad spectrum of the U.S. economy.
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      A high level of current income and safety of principal             RiverSource Investments
Portfolio - Short Duration    consistent with an investment in U.S. government and
U.S. Government Fund          government agency securities. Under normal market
                              conditions, at least 80% of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term capital growth. Under normal market conditions,          RiverSource Investments, adviser;
Portfolio - Small Cap         at least 80% of the Fund's net assets are invested in equity       Kenwood Capital Management LLC,
Advantage Fund                securities of companies with market capitalization of up to        subadviser.
                              $2 billion or that fall within the range of the Russell 2000(R)
                              Index at the time of investment.
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable      Long-term capital appreciation. Invests primarily in equity        RiverSource Investments, adviser;
Portfolio - Small Cap         securities. Under normal market conditions, at least 80% of        River Road Asset Management, LLC,
Value Fund                    the Fund's net assets will be invested in small cap                Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the time of               Portfolio Associates LLC and
                              investment of up to $2.5 billion or that fall within the range     Barrow, Hanley, Mewhinney &
                              of the Russell 2000(R) Value Index.                                Strauss, Inc., subadvisers.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International          Long-term growth of capital. Invests primarily in stocks of        Columbia Wanger Asset
Small Cap                     companies based outside the U.S. with market capitalizations       Management, L.P.
                              of less than $3 billion at time of initial purchase.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily in stocks           Columbia Wanger Asset
Companies                     of small- and medium-size U.S. companies with market               Management, L.P.
                              capitalizations of less than $5 billion at time of
                              initial purchase.
-----------------------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 23

-----------------------------------------------------------------------------------------------------------------------------------
FUND                           INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT       Long-term total return consistent with reasonable risk. The       Wells Fargo Funds Management, LLC,
Asset Allocation Fund          Fund invests in equity and fixed income securities with an        adviser; Wells Capital Management
                               emphasis on equity securities. The Fund does not select           Incorporated, subadviser.
                               individual securities for investment, rather, it buys
                               substantially all of the securities of various indexes to
                               replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500
                               Index, and invests the fixed income portion of its assets in
                               U.S. Treasury Bonds to replicate the Lehman Brothers
                               20+ Treasury Index. We seek to maintain a 95% or better
                               performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The
                               Fund's "neutral" target allocation is 60% equity securities and 40% fixed income securities.
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT       Long-term capital appreciation. The Fund seeks long-term          Wells Fargo Funds Management, LLC,
International Core Fund        capital appreciation by investing in principally in               adviser; New Star Institutional
                               non-U.S. securities, with focus on companies with strong          Managers Limited, subadviser.
                               growth potential that offer relative values. These companies typically have distinct competitive advantages, high or
                               improving returns on invested capital and a potential for
                               positive earnings surprises. The Fund may invest in
                               emerging markets.
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT       Seeks long-term capital appreciation. We invest in equity         Wells Fargo Funds Management, LLC,
Opportunity Fund               securities of medium-capitalization companies that we             adviser; Wells Capital Management
                               believe are under-priced yet, have attractive growth prospects.   Incorporated, subadviser.
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT       Long-term capital appreciation. Focus is on companies             Wells Fargo Funds Management, LLC,
Small Cap Growth Fund          believed to have above-average growth potential or that           adviser; Wells Capital Management
                               may be involved in new or innovative products, services           Incorporated, subadviser.
                               and processes. Invests principally in securities of companies with market capitalizations equal to or lower than the
                               company with the largest market capitalization in the
                               Russell 2000 Index, which is considered a small
                               capitalization index that is expected to change frequently.
-----------------------------------------------------------------------------------------------------------------------------------


* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.


24 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(SM) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 25

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

o     select a specified amount of insurance;

o     select a death benefit option;

o     designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 90. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay. The minimum initial single premium you may pay is $5,000 for insurance ages 0-19 and $10,000 for insurance ages 20 and older. If the initial premium includes funds from an exchange of policies under Section 1035 of the Code, we do not issue the policy until we receive the entire single premium.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: During the first five policy years, you may make additional premium payments only if you increase the specified amount. The minimum additional premium is $5,000 for insurance ages 0-19 and $10,000 for insurance ages 20 and older. To increase the specified amount, you must provide medical or other evidence that the insured is insurable according to our underwriting rules. Increases in specified amount are allowed only prior to the insured's attained insurance age 80. Beginning the sixth policy year, you may make additional premium payments without increasing the specified amount if premiums are allowed by the Code. Premium payments are never allowed on or after the insured's attained insurance age 100. We reserve the right to limit the number and amount of additional premium payments.

PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.


26 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

o     interest credited; minus

o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o     additional net premiums allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders and partial surrender fees;

o     surrender charges; and/or

o     monthly deductions.

Accumulation unit values will fluctuate due to:

o     changes in underlying fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 27

TRANSACTIONS INCLUDE:

o     premium payments;

o     loan requests and repayments;

o     surrender requests; and

o     transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE

The NLG provides that even if the cash surrender value is insufficient to pay the monthly deduction, your policy will remain in force:

o     for 30 policy years for insurance ages 0-55;

o     until the insured's attained insurance age 85 for insurance ages 56-75;

o     for 10 policy years for insurance ages 76 and older;

o for five policy years if the policy is purchased in Massachusetts, New Jersey or Texas.

However, the no lapse guarantee feature is not in effect if indebtedness exceeds the policy value minus surrender charges. Your policy will lapse (terminate) if indebtedness exceeds the policy value minus surrender charges. Although the policy can be reinstated as explained below, the NLG cannot be reinstated.

PLEASE NOTE: In Illinois, all references in this prospectus to NLG are deleted and replaced with CP.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o     a written request;

o     evidence satisfactory to us that the insured remains insurable;

o     payment of the required reinstatement premium; and

o     payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Louisiana, Nebraska, Oklahoma, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG cannot be reinstated.


We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

28 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

EXCHANGE RIGHT

During the first two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate(s) of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1.    this policy is in force; and

2.    your request is in writing; and

3.    you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both the exchange policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

If that death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the specified amount; or

o     the applicable percentage of the policy value.

If that death is on or after the insured's attained insurance age 100, the death benefit amount will be the greater of the following:

o     the policy value on the death benefit valuation date; or

o     the policy value at the insured's attained insurance age 100.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase the specified amount so that additional premiums can be paid.

INCREASES: Requests for increases may only be made during the first five policy years. To increase the specified amount, you must provide medical or other evidence that the insured is insurable according to our underwriting rules. Increases in specified amount are allowed only prior to the insured's attained insurance age 80. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in your application for the increase in specified amount.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 29

EFFECT OF INCREASES IN SPECIFIED AMOUNT:

o The additional premium will increase the policy value by the amount of the additional net premium.

o The additional premium will increase the specified amount by the amount of the additional net premium multiplied by a specified amount factor based on the insured's attained insurance age, sex and risk classification.

o If the policy is not considered a modified endowment contract when it is issued, any additional premiums paid that result in an increase in specified amount will most likely cause the policy to be considered a modified endowment contract.
      (See "Federal Taxes.")

An increase in the specified amount will have the following effect on policy costs:

o Your monthly deduction will increase because the cost of insurance charge applies to the specified amount.

o     Charges for certain optional insurance benefits may increase.

o     The surrender charge will increase.

DECREASES: Decreases in specified amount are not available. However, if you take a partial surrender, it will decrease the specified amount. (See "Partial Surrenders" for more information.)

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

o     the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o     the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account.(Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

30 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET-TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 31

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without imitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o     For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o     For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

o     None.

CHARGE FOR TRANSFERS

You may make transfers by mail or by phone. However, we reserve the right to charge a fee for more than five transfers per year by mail or phone. In addition to transfers by mail or phone you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

32 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

o     You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                 NUMBER
By investing an equal number                                        AMOUNT     ACCUMULATION      OF UNITS
of dollars each month ...                               MONTH      INVESTED     UNIT VALUE      PURCHASED
                                                        Jan          $100          $20             5.00
you automatically buy                                   Feb           100           18             5.56
more units when the                                     Mar           100           17             5.88
per unit market price is low ...  ---------->           Apr           100           15             6.67
                                                        May           100           16             6.25
                                                        June          100           18             5.56
                                                        July          100           17             5.88
and fewer units                                         Aug           100           19             5.26
when the per unit                 ---------->           Sept          100           21             4.76
market price is high.                                   Oct           100           20             5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 33

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions - see "Deferral of Payments, " under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS $500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

o In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

o     In Alabama, 100% of the policy value minus surrender charges.

o     In all other states, 90% of the policy value minus surrender charges.

o     For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date were receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

34 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." The remaining policy value after a partial surrender cannot be less than $5,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Loads, Fees and Charges.")

o A partial surrender will reduce the specified amount by the amount of the specified amount multiplied by the sum of the partial surrender and partial surrender charge amount divided by the policy value. In order to receive favorable tax treatment under the Code, the reduction in specified amount may be less.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:


RIVERSOURCE LIFE INSURANCE COMPANY

70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:


RIVERSOURCE LIFE INSURANCE COMPANY

70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:

(800) 862-7919 (TOLL FREE)

TTY service for the hearing impaired:

(800) 258-8846 (TOLL FREE)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 35

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

o     you surrender the policy; or

o     the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 2.5% per year (11% in Florida and 4% in Oregon) on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15 or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o     the payment includes a premium payment check that has not cleared;

o     the NYSE is closed, except for normal holiday and weekend closings;

o     trading on the NYSE is restricted, according to SEC rules;

o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

o the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

36 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the IRS currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59(1)/2.


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 37

SOURCE OF PROCEEDS                         TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------------------------------
MODIFIED ENDOWMENT CONTRACTS(3):

Full surrender:                            Amount received plus any indebtedness, minus your investment in the policy.(1)

Lapse:                                     Any outstanding indebtedness minus your investment in the policy.(1)

Partial surrenders:                        Lesser of:

                                           o the amount received; or

                                           o policy value minus your investment in the policy.(1)

Policy loans and assignments:              Lesser of:

                                           o The amount of the loan/assignment; or

                                           o policy value minus your investment in the policy.(1)
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                            Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse:                                     Any outstanding indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Partial surrenders:                        Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments:              None.(2)

PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full surrender (and may be subject to additional 10% penalty tax if modified endowment contract). Interest taxed (and not subject to additional 10% penalty tax).

                                           OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment contract). Payments made after the investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional
                                           10% penalty tax.


38 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

o ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

o ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the first seven years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

o     the distribution occurs after the owner attains age 59(1)/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules may apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 39

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or `splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.

In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section 162) or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the
--------------------------------
life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092). IRS Regulation Section 1.61-22(d) provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the
---------------------------------------------
non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.


40 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisers.

DISTRIBUTION OF THE POLICY


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the policy.

o The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

o We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 6% of the initial single premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to 0.25% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

o We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

o In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

      - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

      - marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

      -     providing services to policy owners; and

      - funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 41

SOURCES OF PAYMENTS TO SELLING FIRMS

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:

      - revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

      - compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

      - compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

      - revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

      - fees and expenses we collect from policy owners, including surrender charges; and

      - fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



42 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

POLICY ILLUSTRATIONS


The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o     Premium expense charges;

o     Cost of insurance charges;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current charges in all years illustrated; and

o     Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a female, age 65, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is based on the assumed initial single premium and the assumed risk classification of the insured. The death benefit remains level in all years illustrated.

PREMIUMS: The illustrations assume an initial single premium of $48,544 is paid in full on the policy date and that no additional premiums are paid. Results would differ if:

o     The initial single premium is different.

o     Additional premiums are paid.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 43

ILLUSTRATION
--------------------------------------------------=--------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $115,000                        FEMALE -- AGE 65                             CURRENT COSTS ASSUMED
                                                            NONSMOKER                                INITIAL PREMIUM $48,544
--------------------------------------------------=--------------------------------------------------------------------------------

          PREMIUM(1)
         ACCUMULATED              DEATH BENEFIT                        POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%           6%          12%         0%          6%           12%         0%           6%          12%
--------------------------------------------------=--------------------------------------------------------------------------------
    1     $ 50,971     $115,000     $115,000   $  115,000    $45,210      $48,022    $  50,835     $41,715     $44,527    $  47,340
    2       53,520      115,000      115,000      115,000     43,249       48,919       54,933      40,143      45,812       51,826
    3       56,196      115,000      115,000      115,000     41,197       49,773       59,428      38,479      47,055       56,710
    4       59,006      115,000      115,000      115,000     39,049       50,586       64,383      36,718      48,256       62,053
    5       61,956      115,000      115,000      115,000     36,783       51,345       69,857      34,841      49,404       67,916
    6       65,054      115,000      115,000      115,000     34,375       52,034       75,923      32,822      50,481       74,369
    7       68,306      115,000      115,000      115,000     31,782       52,624       82,660      30,617      51,459       81,495
    8       71,722      115,000      115,000      115,000     28,947       53,079       90,172      28,170      52,302       89,395
    9       75,308      115,000      115,000      115,000     25,810       53,358       98,590      25,421      52,970       98,201
   10       79,073      115,000      115,000      115,653     22,297       53,418      108,087      22,297      53,418      108,087
   15      100,919           --      115,000      181,251         --       48,785      172,620          --      48,785      172,620
   20      128,802           --      115,000      287,170         --       25,635      273,495          --      25,635      273,495
   25      164,387           --           --      448,800         --           --      427,428          --          --      427,428
   30      209,804           --           --      677,668         --           --      670,959          --          --      670,959
   35      267,769           --           --    1,083,536         --           --    1,083,536          --          --    1,083,536

--------------------------------------------------=--------------------------------------------------------------------------------
(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


44 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $115,000                        FEMALE -- AGE 65                             GUARANTEED COSTS ASSUMED
                                                            NONSMOKER                                  INITIAL PREMIUM $48,544
-----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED              DEATH BENEFIT                        POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%           6%          12%         0%          6%           12%         0%           6%          12%
--------------------------------------------------=--------------------------------------------------------------------------------

    1     $ 50,971     $115,000     $115,000   $  115,000     $45,204      $48,016    $  50,829    $41,708     $44,521    $  47,334
    2       53,520      115,000      115,000      115,000      43,229       48,898       54,912     40,122      45,791       51,805
    3       56,196      115,000      115,000      115,000      41,155       49,731       59,386     38,437      47,013       56,668
    4       59,006      115,000      115,000      115,000      38,973       50,511       64,311     36,643      48,181       61,980
    5       61,956      115,000      115,000      115,000      36,661       51,227       69,746     34,720      49,285       67,804
    6       65,054      115,000      115,000      115,000      34,191       51,857       75,762     32,638      50,304       74,209
    7       68,306      115,000      115,000      115,000      31,514       52,369       82,440     30,349      51,204       81,275
    8       71,722      115,000      115,000      115,000      28,568       52,723       89,883     27,791      51,947       89,106
    9       75,308      115,000      115,000      115,000      25,282       52,872       98,225     24,894      52,483       97,837
   10       79,073      115,000      115,000      115,181      21,576       52,764      107,646     21,576      52,764      107,646
   15      100,919           --      115,000      180,339          --       46,237      171,751         --      46,237      171,751
   20      128,802           --      115,000      285,091          --       15,805      271,515         --      15,805      271,515
   25      164,387           --           --      443,321          --           --      422,211         --           --     422,211
   30      209,804           --           --      665,877          --           --      659,285         --           --     659,285
   35      267,769           --           --    1,064,683          --           --    1,064,683         --           --   1,064,683


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 45

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.


FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.


FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.


FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.


INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

o Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

o Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

o     On surrender of the policy, the proceeds will be the cash surrender value.


RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.


46 RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.


VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.


VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).


RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE - PROSPECTUS 47

RIVERSOURCE [LOGO](SM)
      INSURANCE


RiverSource Life Insurance Company

70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


    Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company

            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                 (800) 862-7919
                          riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at
    www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
 publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.

                      Investment Company Act File #811-4298


            (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6199 H (1/07)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      FOR

                 RIVERSOURCE(SM) SINGLE PREMIUM VARIABLE LIFE
                             (RIVERSOURCE - SPVL)

           RIVERSOURCE SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE
                              (SUCCESSION SELECT)

                 RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE (VUL)

             RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE III (VUL III)

              RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV (VUL IV)

          RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES
                                 (VUL IV - ES)


                                 JAN. 2, 2007

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            Website address: riversource.com/lifeinsurance


            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT
            (PREVIOUSLY IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT)

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

TABLE OF CONTENTS


INFORMATION ABOUT RIVERSOURCE LIFE.......................................P.  3


Ownership................................................................p.  3

State Regulation.........................................................p.  3

Reports..................................................................p.  3

Rating Agencies..........................................................p.  3

PRINCIPAL UNDERWRITER....................................................P.  4

THE VARIABLE ACCOUNT.....................................................P.  4

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES...............P.  5

Additional Information on Payment Options for RiverSource - SPVL,
Succession Select, VUL, VUL III, VUL IV and VUL IV - ES..................p.  5

Additional Information on Underwriting for RiverSource - SPVL............p.  6

REVENUES RECEIVED DURING CALENDAR YEAR 2005..............................P. 11

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................P. 11

FINANCIAL INFORMATION


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.



2 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


OWNERSHIP

We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

A.M. Best                                                       www.ambest.com
Fitch                                                     www.fitchratings.com
Moody's                                               www.moodys.com/insurance
Standard & Poor's                                     www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.
Fitch -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.
Standard & Poor's -- Rates insurance companies for their financial strength.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 3

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc.
(NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2005: $96,912,450; 2004:
$57,026,951; and 2003: $39,181,124. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.


THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


4 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR RIVERSOURCE - SPVL, SUCCESSION SELECT, VUL, VUL III, VUL IV AND VUL IV - ES

RIVERSOURCE - SPVL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                      PLACED UNDER OPTION B
                   10                               $9.61
                   15                                6.87
                   20                                5.51
                   25                                4.71
                   30                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                        LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
AGE        BEGINNING                5 YEARS                   10 YEARS                   15 YEARS
PAYEE       IN YEAR           MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
 65          2005            $ 5.28         $4.68        $5.16         $4.63         $4.96        $4.54
             2010              5.19          4.61         5.08          4.57          4.90         4.49
             2015              5.11          4.55         5.01          4.51          4.84         4.43
             2020              5.03          4.49         4.94          4.45          4.78         4.39
             2025              4.95          4.43         4.87          4.40          4.73         4.34
             2030              4.88          4.38         4.81          4.35          4.68         4.30
 70          2005              6.15          5.37         5.88          5.26          5.49         5.07
             2010              6.03          5.28         5.79          5.18          5.42         5.00
             2015              5.92          5.19         5.70          5.10          5.36         4.94
             2020              5.81          5.10         5.61          5.03          5.30         4.88
             2025              5.71          5.03         5.53          4.96          5.24         4.83
             2030              5.61          4.95         5.45          4.89          5.18         4.77
 75          2005              7.30          6.36         6.74          6.09          6.01         5.67
             2010              7.14          6.23         6.63          5.99          5.95         5.60
             2015              6.99          6.10         6.52          5.89          5.90         5.54
             2020              6.84          5.99         6.42          5.79          5.84         5.47
             2025              6.71          5.88         6.32          5.71          5.78         5.41
             2030              6.58          5.78         6.23          5.62          5.73         5.35
 85          2005             10.68          9.65         8.52          8.14          6.73         6.64
             2010             10.45          9.41         8.44          8.04          6.72         6.62
             2015             10.22          9.19         8.36          7.93          6.70         6.59
             2020             10.00          8.98         8.27          7.83          6.68         6.57
             2025              9.79          8.78         8.19          7.74          6.67         6.54
             2030              9.60          8.59         8.11          7.64          6.65         6.52


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 5

ADDITIONAL INFORMATION ON UNDERWRITING FOR RIVERSOURCE - SPVL

For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting." If simplified underwriting is not available, either because of the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting in accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

SUCCESSION SELECT

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                     PLACED UNDER OPTION B
                   10                               $9.61
                   15                                6.87
                   20                                5.51
                   25                                4.71
                   30                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


6 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

OPTION C TABLE

                                        LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
AGE        BEGINNING               5 YEARS                    10 YEARS                   15 YEARS
PAYEE       IN YEAR           MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
 65          2005           $  5.28         $4.68        $5.16         $4.63         $4.96        $4.54
             2010              5.19          4.61         5.08          4.57          4.90         4.49
             2015              5.11          4.55         5.01          4.51          4.84         4.43
             2020              5.03          4.49         4.94          4.45          4.78         4.39
             2025              4.95          4.43         4.87          4.40          4.73         4.34
             2030              4.88          4.38         4.81          4.35          4.68         4.30
 70          2005              6.15          5.37         5.88          5.26          5.49         5.07
             2010              6.03          5.28         5.79          5.18          5.42         5.00
             2015              5.92          5.19         5.70          5.10          5.36         4.94
             2020              5.81          5.10         5.61          5.03          5.30         4.88
             2025              5.71          5.03         5.53          4.96          5.24         4.83
             2030              5.61          4.95         5.45          4.89          5.18         4.77
 75          2005              7.30          6.36         6.74          6.09          6.01         5.67
             2010              7.14          6.23         6.63          5.99          5.95         5.60
             2015              6.99          6.10         6.52          5.89          5.90         5.54
             2020              6.84          5.99         6.42          5.79          5.84         5.47
             2025              6.71          5.88         6.32          5.71          5.78         5.41
             2030              6.58          5.78         6.23          5.62          5.73         5.35
 85          2005             10.68          9.65         8.52          8.14          6.73         6.64
             2010             10.45          9.41         8.44          8.04          6.72         6.62
             2015             10.22          9.19         8.36          7.93          6.70         6.59
             2020             10.00          8.98         8.27          7.83          6.68         6.57
             2025              9.79          8.78         8.19          7.74          6.67         6.54
             2030              9.60          8.59         8.11          7.64          6.65         6.52

VUL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                     PLACED UNDER OPTION B
                    5                              $18.32
                   10                               10.06
                   15                                7.34
                   20                                6.00
                   25                                5.22
                   30                                4.72

We will furnish monthly amounts for other payment periods at your request, without charge.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 7

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
Before 1920                           0                   1945-1949                    6
1920-1924                             1                   1950-1959                    7
1925-1929                             2                   1960-1969                    8
1930-1934                             3                   1970-1979                    9
1935-1939                             4                   1980-1989                   10
1940-1944                             5                  After 1989                   11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------------------------------------
                                 10 YEARS                   15 YEARS                   20 YEARS
ADJUSTED AGE PAYEE          MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
50                          $4.22         $3.89        $4.17         $3.86         $4.08        $3.82
55                           4.62          4.22         4.53          4.18          4.39         4.11
60                           5.14          4.66         4.96          4.57          5.71         4.44
65                           5.81          5.22         5.46          5.05          5.02         4.79
70                           6.61          5.96         5.96          5.60          5.27         5.12
75                           7.49          6.89         6.38          6.14          5.42         5.35

VUL III

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                     PLACED UNDER OPTION B
                   10                               $9.61
                   15                                6.87
                   20                                5.51
                   25                                4.71
                   30                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


8 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                            CALENDAR YEAR
OF PAYEE'S BIRTH      ADJUSTMENT        OF PAYEE'S BIRTH         ADJUSTMENT
Before 1920               0                1945-1949                 6
1920-1924                 1                1950-1959                 7
1925-1929                 2                1960-1969                 8
1930-1934                 3                1970-1979                 9
1935-1939                 4                1980-1989                10
1940-1944                 5               After 1989                11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------------------------------------
                                 10 YEARS                   15 YEARS                    20 YEARS
ADJUSTED AGE PAYEE          MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
50                          $4.22         $3.89        $4.17         $3.86         $4.08        $3.82
55                           4.62          4.22         4.53          4.18          4.39         4.11
60                           5.14          4.66         4.96          4.57          5.71         4.44
65                           5.81          5.22         5.46          5.05          5.02         4.79
70                           6.61          5.96         5.96          5.60          5.27         5.12
75                           7.49          6.89         6.38          6.14          5.42         5.35

VUL IV/VUL IV - ES

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

             PAYMENT PERIOD               MONTHLY PAYMENT PER $1,000
                (YEARS)                     PLACED UNDER OPTION B
                   10                               $9.61
                   15                                6.87
                   20                                5.51
                   25                                4.71
                   30                                4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 9

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE       BEGINNING               5 YEARS                    10 YEARS                   15 YEARS
PAYEE      IN YEAR           MALE         FEMALE        MALE         FEMALE         MALE        FEMALE
 65         2005            $ 5.28         $4.68        $5.16         $4.63         $4.96        $4.54
            2010              5.19          4.61         5.08          4.57          4.90         4.49
            2015              5.11          4.55         5.01          4.51          4.84         4.43
            2020              5.03          4.49         4.94          4.45          4.78         4.39
            2025              4.95          4.43         4.87          4.40          4.73         4.34
            2030              4.88          4.38         4.81          4.35          4.68         4.30
 70         2005              6.15          5.37         5.88          5.26          5.49         5.07
            2010              6.03          5.28         5.79          5.18          5.42         5.00
            2015              5.92          5.19         5.70          5.10          5.36         4.94
            2020              5.81          5.10         5.61          5.03          5.30         4.88
            2025              5.71          5.03         5.53          4.96          5.24         4.83
            2030              5.61          4.95         5.45          4.89          5.18         4.77
 75         2005              7.30          6.36         6.74          6.09          6.01         5.67
            2010              7.14          6.23         6.63          5.99          5.95         5.60
            2015              6.99          6.10         6.52          5.89          5.90         5.54
            2020              6.84          5.99         6.42          5.79          5.84         5.47
            2025              6.71          5.88         6.32          5.71          5.78         5.41
            2030              6.58          5.78         6.23          5.62          5.73         5.35
 85         2005             10.68          9.65         8.52          8.14          6.73         6.64
            2010             10.45          9.41         8.44          8.04          6.72         6.62
            2015             10.22          9.19         8.36          7.93          6.70         6.59
            2020             10.00          8.98         8.27          7.83          6.68         6.57
            2025              9.79          8.78         8.19          7.74          6.67         6.54
            2030              9.60          8.59         8.11          7.64          6.65         6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


10 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REVENUES RECEIVED DURING CALENDAR YEAR 2005

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.

------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                      $8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                    6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                     6,167,159.08
American Century(R) Variable Portfolios, Inc.                                 5,916,210.77
Goldman Sachs Variable Insurance Trust                                        5,908,269.00
AIM Variable Insurance Funds                                                  4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                         4,105,185.33
Putnam Variable Trust                                                         2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                           2,814,229.09
Credit Suisse Trust                                                           1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                    1,785,045.10
Janus Aspen Series                                                              973,913.25
Evergreen Variable Annuity Trust                                                950,086.78
Oppenheimer Variable Account Funds                                              940,501.39
Third Avenue Variable Series Trust                                              930,151.06
Royce Capital Fund                                                              909,404.51
Lazard Retirement Series, Inc.                                                  866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.      766,423.33
Pioneer Variable Contracts Trust                                                367,921.93
Calvert Variable Series, Inc.                                                   166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                 40,580.81
STI Classic Variable Trust                                                       25,316.37
Premier VIT                                                                      20,167.99
Baron Capital Funds Trust                                                         7,180.35
J.P. Morgan Series Trust II                                                       4,344.49
------------------------------------------------------------------------------------------

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.

FINANCIAL INFORMATION


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of IDS Life Insurance Company (name subsequently changed to RiverSource Life Insurance Company) at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of IDS Life Variable Life Separate Account (name subsequently changed to RiverSource Variable Life Separate Account), which includes RiverSource(SM) Single Premium Variable Life, RiverSource Succession Select(SM) Variable Life Insurance, RiverSource(SM) Variable Universal Life, RiverSource(SM) Variable Universal Life III and RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV - Estate Series at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports given upon their authority as experts in accounting and auditing.



RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 11

ANNUAL FINANCIAL INFORMATION


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 81 segregated asset subaccounts of IDS Life Variable Life Separate Account, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life Variable Life Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life Variable Life Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 81 segregated asset subaccounts of IDS Life Variable Life Separate Account, referred to in
Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                          /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2006


12 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CORE
DECEMBER 31, 2005                                   APPR, SER I    APPR, SER II     DEV, SER I      DEV, SER II      EQ, SER I
ASSETS
Investments, at value(1),(2)                       $  22,910,982   $   7,578,073   $  13,501,474   $   3,193,534   $ 283,574,350
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                      126,505          19,945          51,998           2,907          20,750
Receivable for share redemptions                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          23,037,487       7,598,018      13,553,472       3,196,441     283,595,100
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        17,154           5,559          10,232           2,353         214,203
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --              --              --              --
Payable for investments purchased                        126,505          19,945          51,998           2,907          20,750
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        143,659          25,504          62,230           5,260         234,953
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              22,893,828       7,572,514      13,491,242       3,191,181     283,360,147
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  22,893,828   $   7,572,514   $  13,491,242   $   3,191,181   $ 283,360,147
=================================================================================================================================
(1) Investment shares                                    928,322         310,195         839,122         200,599      12,092,723
(2) Investments, at cost                           $  20,454,767   $   6,728,632   $  10,272,912   $   2,768,925   $ 288,144,069
---------------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                      AIM VI                          AB VPS          AB VPS
                                                    AIM VI DYN,      FIN SERV,     AIM VI TECH,     GRO & INC,       INTL VAL,
DECEMBER 31, 2005 (CONTINUED)                          SER I           SER I           SER I           CL B            CL B
ASSETS
Investments, at value(1),(2)                       $     718,025   $     697,674   $     939,963   $  13,436,601   $  23,021,292
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                          384             636           2,698          31,997         256,144
Receivable for share redemptions                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                             718,409         698,310         942,661      13,468,598      23,277,436
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                           539             517             703           9,873          16,619
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --              --              --              --
Payable for investments purchased                            384             636           2,698          31,997         256,144
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            923           1,153           3,401          41,870         272,763
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                 717,486         697,157         939,260      13,426,728      23,004,673
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $     717,486   $     697,157   $     939,260   $  13,426,728   $  23,004,673
=================================================================================================================================
(1) Investment shares                                     48,614          45,689          74,071         545,095       1,216,770
(2) Investments, at cost                           $     596,255   $     627,741   $     843,554   $  12,392,380   $  19,204,618
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    AC VP INTL,     AC VP INTL,     AC VP VAL,      AC VP VAL,      CALVERT VS
DECEMBER 31, 2005 (CONTINUED)                          CL I            CL II           CL I            CL II        SOCIAL BAL
ASSETS
Investments, at value(1),(2)                       $  29,400,486   $   5,953,918   $ 123,385,731   $  17,834,717   $   8,296,769
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                       52,271          16,909          56,826              --          11,611
Receivable for share redemptions                              --              --              --         259,212              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          29,452,757       5,970,827     123,442,557      18,093,929       8,308,380
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        22,014           4,374          92,471          13,377           6,076
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --              --         259,212              --
Payable for investments purchased                         52,271          16,909          56,826              --          11,611
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         74,285          21,283         149,297         272,589          17,687
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              29,378,472       5,949,544     123,293,260      17,821,340       8,290,693
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  29,378,472   $   5,949,544   $ 123,293,260   $  17,821,340   $   8,290,693
=================================================================================================================================
(1) Investment shares                                  3,572,356         724,321      15,047,040       2,177,621       4,270,082
(2) Investments, at cost                           $  23,149,087   $   4,955,001   $ 106,645,748   $  17,073,876   $   7,591,285
---------------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                                                       EG VA          FID VIP
                                                   COL HI YIELD,    CS MID-CAP       CS SM CAP      FUNDAMENTAL     GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                         VS CL B           GRO             GRO        LG CAP, CL 2       SERV CL
ASSETS
Investments, at value(1),(2)                       $      31,343   $   4,053,671   $  20,591,560   $   2,429,394   $ 111,539,286
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                           10          13,036          44,748           4,574              --
Receivable for share redemptions                              --              --              --              --           7,621
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                              31,353       4,066,707      20,636,308       2,433,968     111,546,907
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                            14           3,037          15,566           1,758          83,569
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --              --              --           7,621
Payable for investments purchased                             10          13,036          44,748           4,574              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             24          16,073          60,314           6,332          91,190
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                  31,329       4,050,634      20,575,994       2,427,636     111,455,717
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $      31,329   $   4,050,634   $  20,575,994   $   2,427,636   $ 111,455,717
=================================================================================================================================
(1) Investment shares                                      3,202         307,329       1,382,912         136,253       7,608,410
(2) Investments, at cost                           $      31,161   $   3,336,224   $  23,695,549   $   2,253,881   $  94,645,574
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


14 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                                    GRO & INC,       MID CAP,        MID CAP,        OVERSEAS,       OVERSEAS,
DECEMBER 31, 2005 (CONTINUED)                        SERV CL 2        SERV CL        SERV CL 2        SERV CL        SERV CL 2
ASSETS
Investments, at value(1),(2)                       $  26,394,862   $ 226,925,726   $  45,751,765   $  45,773,778   $  12,416,091
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                       20,854              --          77,630              --          12,325
Receivable for share redemptions                              --          56,734              --           2,299              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          26,415,716     226,982,460      45,829,395      45,776,077      12,428,416
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        19,574         170,109          33,751          34,072           9,143
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --          56,734              --           2,299              --
Payable for investments purchased                         20,854              --          77,630              --          12,325
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         40,428         226,843         111,381          36,371          21,468
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              26,375,288     226,755,617      45,718,014      45,739,706      12,406,948
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  26,375,288   $ 226,755,617   $  45,718,014   $  45,739,706   $  12,406,948
=================================================================================================================================
(1) Investment shares                                  1,816,577       6,492,868       1,319,636       2,230,691         607,441
(2) Investments, at cost                           $  23,712,636   $ 141,769,440   $  35,960,529   $  33,764,642   $   9,848,206
---------------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                   FTVIPT FRANK    FTVIPT FRANK       FTVIPT          FTVIPT          GS VIT
                                                     REAL EST,      SM CAP VAL,    MUTUAL SHARES     TEMP FOR       STRUCTD SM
DECEMBER 31, 2005 (CONTINUED)                           CL 2           CL 2          SEC, CL 2       SEC, CL 2        CAP EQ
ASSETS
Investments, at value(1),(2)                       $ 108,215,212   $  46,409,057   $   6,696,448   $  69,749,632   $  12,690,577
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                      196,232          84,840          13,099          35,711           2,195
Receivable for share redemptions                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                         108,411,444      46,493,897       6,709,547      69,785,343      12,692,772
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        80,432          34,573           4,887          51,769           9,547
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --              --              --              --
Payable for investments purchased                        196,232          84,840          13,099          35,711           2,195
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        276,664         119,413          17,986          87,480          11,742
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             108,134,780      46,374,484       6,691,561      69,697,863      12,681,030
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $ 108,134,780   $  46,374,484   $   6,691,561   $  69,697,863   $  12,681,030
=================================================================================================================================
(1) Investment shares                                  3,373,292       2,764,089         368,544       4,465,405         911,025
(2) Investments, at cost                           $  78,543,419   $  35,428,562   $   5,892,755   $  56,466,930   $  10,711,522
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      GS VIT          GS VIT        JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                      STRUCTD         MID CAP      GLOBAL TECH,      INTL GRO,     MID CAP GRO,
DECEMBER 31, 2005 (CONTINUED)                         U.S. EQ           VAL            SERV            SERV            SERV
ASSETS
Investments, at value(1),(2)                       $  71,248,886   $ 154,444,825   $   8,653,049   $  46,855,320   $  11,775,561
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                      186,528         145,794         106,855          23,060              --
Receivable for share redemptions                              --              --              --              --             943
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          71,435,414     154,590,619       8,759,904      46,878,380      11,776,504
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        52,672         114,982           6,433          34,645           8,843
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --              --              --             943
Payable for investments purchased                        186,528         145,794         106,855          23,060              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        239,200         260,776         113,288          57,705           9,786
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              71,196,214     154,329,843       8,646,616      46,820,675      11,766,718
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  71,196,214   $ 154,329,843   $   8,646,616   $  46,820,675   $  11,766,718
=================================================================================================================================
(1) Investment shares                                  5,426,419       9,944,934       2,185,113       1,332,252         414,486
(2) Investments, at cost                           $  62,232,977   $ 134,815,576   $   9,872,234   $  33,003,033   $  10,973,039
---------------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                   LAZARD RETIRE   MFS INV GRO     MFS NEW DIS,    MFS UTILITIES,  OPPEN GLOBAL
DECEMBER 31, 2005 (CONTINUED)                         INTL EQ     STOCK, SERV CL      SERV CL         SERV CL      SEC VA, SERV
ASSETS
Investments, at value(1),(2)                       $  46,229,769   $  35,425,580   $  26,906,423   $   3,110,096   $      77,639
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                       54,845              --              --           8,302              62
Receivable for share redemptions                              --         268,830          39,537              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          46,284,614      35,694,410      26,945,960       3,118,398          77,701
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        34,516          26,656          20,423           2,276              42
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --         268,830          39,537              --              --
Payable for investments purchased                         54,845              --              --           8,302              62
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         89,361         295,486          59,960          10,578             104
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              46,195,253      35,398,924      26,886,000       3,107,820          77,597
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  46,195,253   $  35,398,924   $  26,886,000   $   3,107,820   $      77,597
=================================================================================================================================
(1) Investment shares                                  3,603,256       3,644,607       1,741,516         132,007           2,341
(2) Investments, at cost                           $  36,635,209   $  33,128,562   $  23,519,381   $   2,672,728   $      75,718
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


16 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                   OPPEN MAIN ST       OPPEN          PIONEER         PIONEER      PUT VT HEALTH
                                                      SM CAP         STRATEGIC        EQ INC          EUROPE         SCIENCES,
DECEMBER 31, 2005 (CONTINUED)                        VA, SERV      BOND VA, SERV    VCT, CL II      VCT, CL II         CL IB
ASSETS
Investments, at value(1),(2)                       $      77,316   $     268,335   $   3,823,566   $     329,264   $   1,829,199
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                          134           1,117           7,322              --           1,621
Receivable for share redemptions                              --              --              --             107              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                              77,450         269,452       3,830,888         329,371       1,830,820
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                            38             135           2,821             240           1,339
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --              --             107              --
Payable for investments purchased                            134           1,117           7,322              --           1,621
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            172           1,252          10,143             347           2,960
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                  77,278         268,200       3,820,745         329,024       1,827,860
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $      77,278   $     268,200   $   3,820,745   $     329,024   $   1,827,860
=================================================================================================================================
(1) Investment shares                                      4,532          51,702         178,922          29,399         137,845
(2) Investments, at cost                           $      76,357   $     266,743   $   3,554,541   $     295,769   $   1,581,313
---------------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      PUT VT          PUT VT          PUT VT          PUT VT          PUT VT
                                                     HI YIELD,       INTL EQ,      INTL NEW OPP,     NEW OPP,         VISTA,
DECEMBER 31, 2005 (CONTINUED)                          CL IB           CL IB           CL IB           CL IA           CL IB
ASSETS
Investments, at value(1),(2)                       $  18,187,391   $   3,330,064   $  15,859,507   $ 203,961,197   $  13,346,779
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                       38,385              95              --              --              --
Receivable for share redemptions                              --              --             772           2,483          40,577
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          18,225,776       3,330,159      15,860,279     203,963,680      13,387,356
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        13,409           2,466          11,914         154,310          10,172
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --             772           2,483          40,577
Payable for investments purchased                         38,385              95              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         51,794           2,561          12,686         156,793          50,749
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              18,173,982       3,327,598      15,847,593     203,806,887      13,336,607
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  18,173,982   $   3,327,598   $  15,847,593   $ 203,806,887   $  13,336,607
=================================================================================================================================
(1) Investment shares                                  2,386,797         204,801       1,081,822      10,883,735         957,445
(2) Investments, at cost                           $  18,183,761   $   2,676,009   $  12,215,898   $ 269,796,746   $  11,854,347
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 17

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
DECEMBER 31, 2005 (CONTINUED)                           BAL          CASH MGMT       CORE BOND       DIV BOND       DIV EQ INC
ASSETS
Investments, at value(1),(2)                       $ 335,210,346   $  78,147,495   $      82,211   $ 143,881,387   $ 264,604,848
Dividends receivable                                          --         226,891             140         466,144              --
Accounts receivable from IDS Life for contract
  purchase payments                                           --              --              --         392,244         586,535
Receivable for share redemptions                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                         335,210,346      78,374,386          82,351     144,739,775     265,191,383
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                       244,758          57,206              32         105,163         192,379
    Minimum death benefit guarantee risk charge            1,635             114              --             307              --
    Contract terminations                                 25,249         927,351              --              --              --
Payable for investments purchased                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        271,642         984,671              32         105,470         192,379
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                             334,938,704      77,389,715          81,327     144,634,305     264,999,004
Net assets applicable to seed money                           --              --             992              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $ 334,938,704   $  77,389,715   $      82,319   $ 144,634,305   $ 264,999,004
=================================================================================================================================
(1) Investment shares                                 22,621,938      78,175,426           8,342      13,734,655      18,997,431
(2) Investments, at cost                           $ 318,936,416   $  78,147,460   $      82,147   $ 144,194,007   $ 222,878,234
---------------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                      RVS VP          RVS VP                          RVS VP
                                                      RVS VP          GLOBAL     GLOBAL INFLATION     RVS VP         HI YIELD
DECEMBER 31, 2005 (CONTINUED)                        EMER MKTS         BOND          PROT SEC           GRO            BOND
ASSETS
Investments, at value(1),(2)                       $  31,559,923   $  34,248,732   $      71,653   $  65,648,489   $  72,989,495
Dividends receivable                                          --          60,867              19              --         299,221
Accounts receivable from IDS Life for contract
  purchase payments                                       69,981         123,229              --         626,216         197,193
Receivable for share redemptions                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          31,629,904      34,432,828          71,672      66,274,705      73,485,909
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        22,704          25,138              38          46,862          54,019
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --              --              --              --
Payable for investments purchased                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         22,704          25,138              38          46,862          54,019
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              31,607,200      34,407,690          70,632      66,227,843      73,431,890
Net assets applicable to seed money                           --              --           1,002              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  31,607,200   $  34,407,690   $      71,634   $  66,227,843   $  73,431,890
=================================================================================================================================
(1) Investment shares                                  2,147,867       3,244,913           7,239       9,639,073      10,959,988
(2) Investments, at cost                           $  24,617,125   $  34,908,223   $      71,184   $  61,780,625   $  70,756,578
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


18 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
DECEMBER 31, 2005 (CONTINUED)                         INC OPP        INTL OPP        LG CAP EQ      LG CAP VAL      MID CAP GRO
ASSETS
Investments, at value(1),(2)                       $      24,183   $ 218,314,785   $ 511,825,355   $       8,043   $   5,301,500
Dividends receivable                                          99              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                           36              --              --              --           1,651
Receivable for share redemptions                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                              24,318     218,314,785     511,825,355           8,043       5,303,151
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                            14         161,710         378,776               4           3,898
    Minimum death benefit guarantee risk charge               --              --             566              --              --
    Contract terminations                                     --          28,258         120,259              --              --
Payable for investments purchased                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             14         189,968         499,601               4           3,898
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                  23,301     218,124,817     511,325,754           7,988       5,299,253
Net assets applicable to seed money                        1,003              --              --              51              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $      24,304   $ 218,124,817   $ 511,325,754   $       8,039   $   5,299,253
=================================================================================================================================
(1) Investment shares                                      2,373      20,169,529      23,282,114             736         433,127
(2) Investments, at cost                           $      24,182   $ 171,638,290   $ 460,118,095   $       8,096   $   4,701,374
---------------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP          RVS VP       RVS VP SHORT
DECEMBER 31, 2005 (CONTINUED)                       MID CAP VAL       NEW DIM         S&P 500       SELECT VAL       DURATION
ASSETS
Investments, at value(1),(2)                       $     117,440   $ 122,525,840   $  58,701,389   $      10,086   $  46,310,803
Dividends receivable                                          --              --              --              --         125,823
Accounts receivable from IDS Life for contract
  purchase payments                                          103          11,929          27,743              --         114,621
Receivable for share redemptions                              --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                             117,543     122,537,769      58,729,132          10,086      46,551,247
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                            51          91,825          43,362               7          33,942
    Minimum death benefit guarantee risk charge               --              --              --              --             221
    Contract terminations                                     --              --              --              --              --
Payable for investments purchased                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             51          91,825          43,362               7          34,163
Net assets applicable to Variable Life contracts
  in accumulation period                                 117,440     122,445,944      58,685,770          10,030      46,517,084
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to seed money                           52              --              --              49              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $     117,492   $ 122,445,944   $  58,685,770   $      10,079   $  46,517,084
=================================================================================================================================
(1) Investment shares                                      9,868       7,763,399       6,922,763             913       4,569,836
(2) Investments, at cost                           $     116,242   $ 124,792,562   $  51,533,279   $      10,202   $  47,393,162
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 19

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP           ROYCE         THIRD AVE
DECEMBER 31, 2005 (CONTINUED)                       SM CAP ADV      SM CAP VAL     STRATEGY AGGR     MICRO-CAP          VAL
ASSETS
Investments, at value(1),(2)                       $  32,195,781   $  12,683,979   $   8,113,090   $ 107,775,914   $ 142,540,260
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                           --              --           3,651              --              --
Receivable for share redemptions                              --              --              --          74,166         158,369
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          32,195,781      12,683,979       8,116,741     107,850,080     142,698,629
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        23,911           9,244           6,034          81,136         107,057
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                  9,580         288,663              --          74,166         158,369
Payable for investments purchased                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         33,491         297,907           6,034         155,302         265,426
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              32,162,290      12,386,072       8,110,707     107,694,778     142,433,203
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  32,162,290   $  12,386,072   $   8,110,707   $ 107,694,778   $ 142,433,203
=================================================================================================================================
(1) Investment shares                                  2,409,820         918,518         929,528       8,574,058       5,200,301
(2) Investments, at cost                           $  29,047,069   $  12,164,010   $   8,434,661   $  82,060,885   $  95,220,991
---------------------------------------------------------------------------------------------------------------------------------

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      WANGER          WANGER         WF ADV VT       WF ADV VT       WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                       INTL SM CAP     U.S. SM CO      ASSET ALLOC      INTL CORE          OPP
ASSETS
Investments, at value(1),(2)                       $  98,974,992   $ 129,682,937   $   2,847,838   $     903,580   $   2,687,212
Dividends receivable                                          --              --              --              --              --
Accounts receivable from IDS Life for contract
  purchase payments                                       80,015              86           3,110              --           1,957
Receivable for share redemptions                              --              --              --           1,056              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          99,055,007     129,683,023       2,850,948         904,636       2,689,169
=================================================================================================================================
LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                        72,764          96,615           2,057             678           1,991
    Minimum death benefit guarantee risk charge               --              --              --              --              --
    Contract terminations                                     --              --              --           1,056              --
Payable for investments purchased                         80,015              86           3,110              --           1,957
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        152,779          96,701           5,167           1,734           3,948
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                              98,902,228     129,586,322       2,845,781         902,902       2,685,221
Net assets applicable to seed money                           --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  98,902,228   $ 129,586,322   $   2,845,781   $     902,902   $   2,685,221
=================================================================================================================================
(1) Investment shares                                  3,231,309       3,715,843         218,225         104,339         110,950
(2) Investments, at cost                           $  69,033,445   $  94,956,326   $   2,735,582   $     815,418   $   2,202,325
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


20 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                                    SEGREGATED
                                                                                                                       ASSET
                                                                                                                    SUBACCOUNT
                                                                                                                   --------------
                                                                                                                     WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                                                                                       SM CAP GRO
ASSETS
Investments, at value(1),(2)                                                                                       $   2,110,505
Dividends receivable                                                                                                          --
Accounts receivable from IDS Life for contract purchase payments                                                           3,003
Receivable for share redemptions                                                                                              --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                           2,113,508
=================================================================================================================================

LIABILITIES
Payable to IDS Life for:
    Mortality and expense risk fee                                                                                         1,541
    Minimum death benefit guarantee risk charge                                                                               --
    Contract terminations                                                                                                     --
Payable for investments purchased                                                                                          3,003
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                          4,544
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period                                                2,108,964
Net assets applicable to seed money                                                                                           --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                                   $   2,108,964
=================================================================================================================================
(1) Investment shares                                                                                                    253,058
(2) Investments, at cost                                                                                           $   1,822,556
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 21

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                        APPR, SER I    APPR, SER II     DEV, SER I      DEV, SER II      EQ, SER I
INVESTMENT INCOME
Dividend income                                    $      13,861   $          --   $          --   $          --   $   4,251,550
Variable account expenses                                177,233          47,710         117,834          20,385       2,651,920
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (163,372)        (47,710)       (117,834)        (20,385)      1,599,630
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                1,634,637         217,315       2,188,592          92,629      50,019,275
    Cost of investments sold                           1,537,051         203,068       1,754,450          82,170      52,320,301
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          97,586          14,247         434,142          10,459      (2,301,026)
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          1,788,777         554,561         800,336         242,753      12,800,164
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         1,886,363         568,808       1,234,478         253,212      10,499,138
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $   1,722,991   $     521,098   $   1,116,644   $     232,827   $  12,098,768
=================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                      AIM VI                          AB VPS          AB VPS
                                                    AIM VI DYN,      FIN SERV,     AIM VI TECH,     GRO & INC,       INTL VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               SER I           SER I           SER I           CL B            CL B
INVESTMENT INCOME
Dividend income                                    $          --   $       8,971   $          --   $     116,990   $      64,592
Variable account expenses                                  5,130           4,909           6,954          86,599         127,229
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (5,130)          4,062          (6,954)         30,391         (62,637)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                   52,777          92,154         103,662         138,343           5,882
    Cost of investments sold                              45,121          85,283          97,897         129,041           4,909
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           7,656           6,871           5,765           9,302             973
Distributions from capital gains                              --              --              --              --         210,300
Net change in unrealized appreciation or
  depreciation of investments                             55,658          23,377          21,274         410,684       2,433,699
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            63,314          30,248          27,039         419,986       2,644,972
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $      58,184   $      34,310   $      20,085   $     450,377   $   2,582,335
=================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    AC VP INTL,     AC VP INTL,     AC VP VAL,      AC VP VAL,      CALVERT VS
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               CL I            CL II           CL I            CL II        SOCIAL BAL
INVESTMENT INCOME
Dividend income                                    $     280,910   $      35,342   $     949,486   $      76,382   $     145,444
Variable account expenses                                230,396          38,257       1,032,525         121,329          64,048
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           50,514          (2,915)        (83,039)        (44,947)         81,396
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                1,315,029         199,567       3,165,331         358,731         649,233
    Cost of investments sold                           1,124,578         178,737       2,781,581         344,693         599,678
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         190,451          20,830         383,750          14,038          49,555
Distributions from capital gains                              --              --      10,985,835       1,070,931              --
Net change in unrealized appreciation or
  depreciation of investments                          2,941,657         579,616      (6,352,459)       (369,358)        212,393
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         3,132,108         600,446       5,017,126         715,611         261,948
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $   3,182,622   $     597,531   $   4,934,087   $     670,664   $     343,344
=================================================================================================================================

See accompanying notes to financial statements.


22 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                                                       EG VA          FID VIP
                                                   COL HI YIELD,    CS MID-CAP       CS SM CAP      FUNDAMENTAL     GRO & INC,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)          VS CL B(1)          GRO             GRO        LG CAP, CL 2       SERV CL
INVESTMENT INCOME
Dividend income                                    $          --   $          --   $          --   $      16,335   $   1,485,775
Variable account expenses                                     23          36,518         198,678          13,761         954,096
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (23)        (36,518)       (198,678)          2,574         531,679
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      351         824,571       3,838,791         104,572       9,360,119
    Cost of investments sold                                 352         706,357       4,432,634          97,123       8,458,007
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (1)        118,214        (593,843)          7,449         902,112
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                182         152,976         (66,915)        109,422       5,502,267
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               181         271,190        (660,758)        116,871       6,404,379
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $         158   $     234,672   $    (859,436)  $     119,445   $   6,936,058
=================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                                    GRO & INC,       MID CAP,        MID CAP,        OVERSEAS,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)             SERV CL 2        SERV CL        SERV CL 2        SERV CL        SERV CL 2
INVESTMENT INCOME
Dividend income                                    $     227,669   $   2,999,324   $     407,674   $     198,067   $      35,791
Variable account expenses                                188,901       1,770,323         293,342         336,111          79,595
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           38,768       1,229,001         114,332        (138,044)        (43,804)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  510,916       2,930,398          32,173       1,558,847         232,465
    Cost of investments sold                             478,367       1,983,389          25,630       1,317,568         209,613
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          32,549         947,009           6,543         241,279          22,852
Distributions from capital gains                              --              --              --         178,261          35,791
Net change in unrealized appreciation or
  depreciation of investments                          1,567,847      30,222,729       5,605,831       6,519,335       1,750,960
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         1,600,396      31,169,738       5,612,374       6,938,875       1,809,603
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $   1,639,164   $  32,398,739   $   5,726,706   $   6,800,831   $   1,765,799
=================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                   FTVIPT FRANK    FTVIPT FRANK       FTVIPT          FTVIPT          GS VIT
                                                     REAL EST,      SM CAP VAL,    MUTUAL SHARES     TEMP FOR       STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               CL 2            CL 2          SEC, CL 2       SEC, CL 2        CAP EQ
INVESTMENT INCOME
Dividend income                                    $   1,261,323   $     290,448   $      38,007   $     716,978   $      29,890
Variable account expenses                                829,457         349,253          40,785         554,913         110,500
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          431,866         (58,805)         (2,778)        162,065         (80,610)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  976,911         594,722          40,446       1,556,885       1,581,348
    Cost of investments sold                             714,831         457,604          36,615       1,314,633       1,248,819
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         262,080         137,118           3,831         242,252         332,529
Distributions from capital gains                       5,425,362         234,943          14,237              --       1,106,680
Net change in unrealized appreciation or
  depreciation of investments                          5,183,246       2,838,979         471,162       5,404,740        (755,148)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        10,870,688       3,211,040         489,230       5,646,992         684,061
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $  11,302,554   $   3,152,235   $     486,452   $   5,809,057   $     603,451
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 23

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      GS VIT          GS VIT        JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                      STRUCTD         MID CAP      GLOBAL TECH,      INTL GRO,     MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              U.S. EQ           VAL            SERV            SERV            SERV
INVESTMENT INCOME
Dividend income                                    $     518,116   $     844,858   $          --   $     387,237   $          --
Variable account expenses                                506,234       1,160,454          68,490         316,035         100,860
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           11,882        (315,596)        (68,490)         71,202        (100,860)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  405,159         342,819       1,077,866       1,584,282       1,559,279
    Cost of investments sold                             360,507         282,099       1,417,774       1,353,422       1,601,332
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          44,652          60,720        (339,908)        230,860         (42,053)
Distributions from capital gains                              --      14,171,017              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          4,205,182         651,914       1,193,791       9,869,698       1,316,428
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         4,249,834      14,883,651         853,883      10,100,558       1,274,375
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $   4,261,716   $  14,568,055   $     785,393   $  10,171,760   $   1,173,515
=================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                    MFS INV GRO                                    OPPEN GLOBAL
                                                   LAZARD RETIRE      STOCK,       MFS NEW DIS,    MFS UTILITIES,     SEC VA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)            INTL EQ         SERV CL         SERV CL         SERV CL         SERV(1)
INVESTMENT INCOME
Dividend income                                    $     387,981   $      44,854   $          --   $       7,353   $          --
Variable account expenses                                345,495         290,819         238,460          16,901              65
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           42,486        (245,965)       (238,460)         (9,548)            (65)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                1,023,744       1,764,028       4,469,685          48,049              55
    Cost of investments sold                             846,066       1,709,174       4,190,139          40,718              54
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         177,678          54,854         279,546           7,331               1
Distributions from capital gains                         590,809              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          3,334,237       1,380,888         971,779         274,555           1,921
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         4,102,724       1,435,742       1,251,325         281,886           1,922
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $   4,145,210   $   1,189,777   $   1,012,865   $     272,338   $       1,857
=================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                   OPPEN MAIN ST       OPPEN          PIONEER         PIONEER      PUT VT HEALTH
                                                      SM CAP       STRATEGIC BOND     EQ INC          EUROPE         SCIENCES,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)          VA, SERV(1)     VA, SERV(1)     VCT, CL II      VCT, CL II          CL IB
INVESTMENT INCOME
Dividend income                                    $          --   $          --   $      63,399   $         973   $         655
Variable account expenses                                     61             191          24,487           1,939          12,149
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (61)           (191)         38,912            (966)        (11,494)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                    2,774             844          91,504          28,266          79,855
    Cost of investments sold                               2,713             845          85,035          25,055          71,517
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              61              (1)          6,469           3,211           8,338
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                959           1,592          86,513          15,409         163,506
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             1,020           1,591          92,982          18,620         171,844
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $         959   $       1,400   $     131,894   $      17,654   $     160,350
=================================================================================================================================

See accompanying notes to financial statements.


24 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      PUT VT          PUT VT          PUT VT          PUT VT          PUT VT
                                                     HI YIELD,       INTL EQ,      INTL NEW OPP,     NEW OPP,         VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               CL IB           CL IB           CL IB           CL IA           CL IB
INVESTMENT INCOME
Dividend income                                    $   1,452,282   $      33,948   $      88,539   $     762,703   $          --
Variable account expenses                                160,914          23,909         126,621       1,841,322         115,456
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        1,291,368          10,039         (38,082)     (1,078,619)       (115,456)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                2,720,425         145,992       1,296,826      36,900,212       1,879,317
    Cost of investments sold                           2,740,894         123,106       1,096,499      53,274,909       1,812,257
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (20,469)         22,886         200,327     (16,374,697)         67,060
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (893,802)        290,077       2,136,749      35,089,024       1,417,202
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (914,271)        312,963       2,337,076      18,714,327       1,484,262
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $     377,097   $     323,002   $   2,298,994   $  17,635,708   $   1,368,806
=================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)              BAL          CASH MGMT     CORE BOND(1)      DIV BOND       DIV EQ INC
INVESTMENT INCOME
Dividend income                                    $   8,942,102   $   2,027,476   $         216   $   4,928,506   $   3,223,358
Variable account expenses                              3,078,539         708,640              49       1,185,646       1,800,591
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        5,863,563       1,318,836             167       3,742,860       1,422,767
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               47,071,962      30,610,951           1,272       4,345,593       1,737,430
    Cost of investments sold                          43,992,361      30,610,947           1,280       4,309,183       1,455,913
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       3,079,601               4              (8)         36,410         281,517
Distributions from capital gains                      10,130,895              --              48              --       9,590,522
Net change in unrealized appreciation or
  depreciation of investments                         (9,049,004)            117              64      (2,189,148)     15,131,131
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         4,161,492             121             104      (2,152,738)     25,003,170
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $  10,025,055   $   1,318,957   $         271   $   1,590,122   $  26,425,937
=================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                                      RVS VP
                                                                      RVS VP          GLOBAL                          RVS VP
                                                     RVS VP           GLOBAL         INFLATION        RVS VP         HI YIELD
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)          EMER MKTS          BOND         PROT SEC(1)         GRO            BOND
INVESTMENT INCOME
Dividend income                                    $      36,830   $   1,121,945   $         300   $     168,511   $   4,242,716
Variable account expenses                                173,551         262,639              54         381,601         591,325
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (136,721)        859,306             246        (213,090)      3,651,391
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  221,472         541,243             359       1,008,774       2,481,416
    Cost of investments sold                             183,859         533,926             359       1,001,861       2,388,217
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          37,613           7,317              --           6,913          93,199
Distributions from capital gains                       1,354,166         148,958              24              --              --
Net change in unrealized appreciation or
  depreciation of investments                          5,149,275      (2,723,991)            469       3,602,328      (1,676,178)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         6,541,054      (2,567,716)            493       3,609,241      (1,582,979)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $   6,404,333   $  (1,708,410)  $         739   $   3,396,151   $   2,068,412
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 25

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)          INC OPP(1)       INTL OPP        LG CAP EQ     LG CAP VAL(1)    MID CAP GRO
INVESTMENT INCOME
Dividend income                                    $         192   $   2,852,592   $   5,863,483   $          20   $          --
Variable account expenses                                     27       1,827,974       4,730,167               5          39,980
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              165       1,024,618       1,133,316              15         (39,980)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      118      16,656,701      87,532,443             106         475,100
    Cost of investments sold                                 119      14,344,948      81,719,623             105         426,317
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (1)      2,311,753       5,812,820               1          48,783
Distributions from capital gains                              55              --              --              69         272,690
Net change in unrealized appreciation or
  depreciation of investments                                  1      21,861,713      19,215,911             (53)        167,426
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                55      24,173,466      25,028,731              17         488,899
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $         220   $  25,198,084   $  26,162,047   $          32   $     448,919
=================================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                                                                      RVS VP
                                                    RVS VP  MID       RVS VP          RVS VP          RVS VP           SHORT
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)          CAP VAL(1)        NEW DIM         S&P 500      SELECT VAL(1)     DURATION
INVESTMENT INCOME
Dividend income                                    $          86   $     796,223   $     756,476   $          17   $   1,347,250
Variable account expenses                                     68       1,218,185         485,245               9         412,736
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               18        (421,962)        271,231               8         934,514
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      356      35,320,012       3,237,831              89       7,940,828
    Cost of investments sold                                 349      37,072,327       2,892,577              90       8,091,578
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               7      (1,752,315)        345,254              (1)       (150,750)
Distributions from capital gains                              73              --         142,806             110              --
Net change in unrealized appreciation or
  depreciation of investments                              1,198       1,943,713       1,291,038            (116)       (474,923)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             1,278         191,398       1,779,098              (7)       (625,673)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $       1,296   $    (230,564)  $   2,050,329   $           1   $     308,841
=================================================================================================================================


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP           ROYCE         THIRD AVE
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            SM CAP ADV      SM CAP VAL     STRATEGY AGGR     MICRO-CAP          VAL
INVESTMENT INCOME
Dividend income                                    $          --   $      21,317   $       6,862   $     552,090   $   1,686,482
Variable account expenses                                273,578          90,839          71,698         916,274       1,145,798
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (273,578)        (69,522)        (64,836)       (364,184)        540,684

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                2,617,776         253,734       1,533,441      10,615,759       3,875,615
    Cost of investments sold                           2,137,089         234,331       1,738,496       8,689,188       2,709,016
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         480,687          19,403        (205,055)      1,926,571       1,166,599
Distributions from capital gains                       4,075,215         835,198              --       1,668,071       2,746,814
Net change in unrealized appreciation or
  depreciation of investments                         (3,009,775)       (159,162)        883,278       7,186,377      12,457,840
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         1,546,127         695,439         678,223      10,781,019      16,371,253
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $   1,272,549   $     625,917   $     613,387   $  10,416,835   $  16,911,937
=================================================================================================================================

See accompanying notes to financial statements.


26 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      WANGER          WANGER         WF ADV VT       WF ADV VT       WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            INTL SM CAP     U.S. SM CO      ASSET ALLOC      INTL CORE          OPP
INVESTMENT INCOME
Dividend income                                    $     673,497   $          --   $      46,331   $      16,134   $          --
Variable account expenses                                680,370         963,377          18,658           6,407          21,071
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (6,873)       (963,377)         27,673           9,727         (21,071)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                  196,237         325,405         233,088          95,523         268,583
    Cost of investments sold                             150,320         246,639         223,257          86,550         230,027
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          45,917          78,766           9,831           8,973          38,556
Distributions from capital gains                              --              --          45,683          19,038              --
Net change in unrealized appreciation or
  depreciation of investments                         14,784,043      12,129,278          12,395          30,293         151,369
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        14,829,960      12,208,044          67,909          58,304         189,925
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $  14,823,087   $  11,244,667   $      95,582   $      68,031   $     168,854
=================================================================================================================================

                                                                                                                    SEGREGATED
                                                                                                                       ASSET
                                                                                                                    SUBACCOUNT
                                                                                                                   --------------
                                                                                                                     WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                                            SM CAP GRO
INVESTMENT INCOME
Dividend income                                                                                                    $          --
Variable account expenses                                                                                                 14,216
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                          (14,216)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                                                                  111,783
    Cost of investments sold                                                                                             102,037
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                           9,746
Distributions from capital gains                                                                                              --
Net change in unrealized appreciation or depreciation of investments                                                     125,940
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                           135,686
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                    $     121,470
=================================================================================================================================

(1)   For the period Aug. 30, 2005 (commencement of operations) to Dec. 31,
      2005.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                        APPR, SER I    APPR, SER II     DEV, SER I      DEV, SER II      EQ, SER I
OPERATIONS
Investment income (loss) -- net                    $    (163,372)  $     (47,710)  $    (117,834)  $     (20,385)  $   1,599,630
Net realized gain (loss) on sales of investments          97,586          14,247         434,142          10,459      (2,301,026)
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          1,788,777         554,561         800,336         242,753      12,800,164
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,722,991         521,098       1,116,644         232,827      12,098,768
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             2,593,552       2,437,116       1,359,581       1,039,090      29,375,092
Net transfers(1)                                       3,260,276       1,430,026        (822,598)        638,987     (40,252,659)
Transfers for policy loans                              (219,919)        (40,989)        (82,425)         (4,446)     (1,649,236)
Policy charges                                          (578,290)       (313,646)       (369,511)       (140,566)    (14,252,222)
Contract terminations:
    Surrender benefits                                  (698,825)        (80,151)       (568,990)        (53,188)    (17,348,532)
    Death benefits                                        (5,956)             --              --              --        (118,582)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         4,350,838       3,432,356        (483,943)      1,479,877     (44,246,139)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       16,819,999       3,619,060      12,858,541       1,478,477     315,507,518
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  22,893,828   $   7,572,514   $  13,491,242   $   3,191,181   $ 283,360,147
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                24,807,246       3,292,487      11,771,651       1,269,202     208,155,888
Contract purchase payments                             3,833,510       2,209,054       1,238,459         882,708      19,345,376
Net transfers(1)                                       4,949,813       1,305,917        (708,890)        545,998     (26,067,435)
Transfers for policy loans                              (323,602)        (37,719)        (75,810)         (3,934)     (1,085,057)
Policy charges                                          (939,768)       (293,771)       (346,675)       (119,212)     (9,744,610)
Contract terminations:
    Surrender benefits                                (1,015,351)        (73,647)       (508,563)        (44,901)    (11,408,855)
    Death benefits                                        (8,005)             --              --              --         (77,772)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      31,303,843       6,402,321      11,370,172       2,529,861     179,117,535
=================================================================================================================================

See accompanying notes to financial statements.


28 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                      AIM VI                          AB VPS          AB VPS
                                                    AIM VI DYN,      FIN SERV,     AIM VI TECH,     GRO & INC,       INTL VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               SER I           SER I           SER I           CL B            CL B
OPERATIONS
Investment income (loss) -- net                    $      (5,130)  $       4,062   $      (6,954)  $      30,391   $     (62,637)
Net realized gain (loss) on sales of investments           7,656           6,871           5,765           9,302             973
Distributions from capital gains                              --              --              --              --         210,300
Net change in unrealized appreciation or
  depreciation of investments                             55,658          23,377          21,274         410,684       2,433,699
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         58,184          34,310          20,085         450,377       2,582,335
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                               208,663         152,538         284,435       4,725,735       6,934,688
Net transfers(1)                                          29,175          86,662          35,961       2,769,133       6,712,056
Transfers for policy loans                                (1,200)         (1,077)         (3,621)        (52,725)        (77,635)
Policy charges                                           (35,107)        (27,330)        (47,285)       (570,546)       (779,929)
Contract terminations:
    Surrender benefits                                    (7,078)         (2,782)        (33,867)       (205,747)       (201,057)
    Death benefits                                            --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           194,453         208,011         235,623       6,665,850      12,588,123
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          464,849         454,836         683,552       6,310,501       7,834,215
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     717,486   $     697,157   $     939,260   $  13,426,728   $  23,004,673
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   386,626         393,265         665,863       5,592,468       5,345,354
Contract purchase payments                               169,897         135,100         289,369       4,164,845       4,533,307
Net transfers(1)                                          22,496          73,658          36,993       2,452,341       4,406,729
Transfers for policy loans                                  (985)           (993)         (3,776)        (46,817)        (50,678)
Policy charges                                           (28,616)        (24,216)        (48,632)       (502,861)       (510,695)
Contract terminations:
    Surrender benefits                                    (5,574)         (2,511)        (36,245)       (180,960)       (132,920)
    Death benefits                                            --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         543,844         574,303         903,572      11,479,016      13,591,097
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    AC VP INTL,     AC VP INTL,     AC VP VAL,      AC VP VAL,      CALVERT VS
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               CL I            CL II           CL I            CL II        SOCIAL BAL
OPERATIONS
Investment income (loss) -- net                    $      50,514   $      (2,915)  $     (83,039)  $     (44,947)  $      81,396
Net realized gain (loss) on sales of investments         190,451          20,830         383,750          14,038          49,555
Distributions from capital gains                              --              --      10,985,835       1,070,931              --
Net change in unrealized appreciation or
  depreciation of investments                          2,941,657         579,616      (6,352,459)       (369,358)        212,393
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      3,182,622         597,531       4,934,087         670,664         343,344
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             3,024,949       1,841,089      12,173,999       5,273,041       1,366,154
Net transfers(1)                                       1,088,724         742,472       9,458,819       3,666,635         902,950
Transfers for policy loans                              (183,935)        (54,502)       (715,213)        (96,881)        (44,371)
Policy charges                                          (676,091)       (235,673)     (3,728,017)       (706,104)       (262,095)
Contract terminations:
    Surrender benefits                                  (872,913)        (64,359)     (5,266,566)       (268,161)       (281,007)
    Death benefits                                        (2,660)             --         (96,436)            (93)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         2,378,074       2,229,027      11,826,586       7,868,437       1,681,631
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       23,817,776       3,122,986     106,532,587       9,282,239       6,265,718
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  29,378,472   $   5,949,544   $ 123,293,260   $  17,821,340   $   8,290,693
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                33,764,740       2,749,097      73,576,336       7,470,438       6,330,422
Contract purchase payments                             4,221,840       1,589,556       8,387,879       4,228,601       1,360,971
Net transfers(1)                                       1,631,584         642,286       6,736,201       2,995,868         900,866
Transfers for policy loans                              (253,014)        (47,736)       (490,154)        (77,344)        (44,944)
Policy charges                                        (1,051,564)       (205,543)     (2,723,940)       (599,725)       (267,300)
Contract terminations:
    Surrender benefits                                (1,203,834)        (55,736)     (3,616,367)       (215,203)       (280,169)
    Death benefits                                        (3,852)             --         (66,660)            (76)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      37,105,900       4,671,924      81,803,295      13,802,559       7,999,846
=================================================================================================================================

See accompanying notes to financial statements.


30 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                                                       EG VA          FID VIP
                                                   COL HI YIELD,    CS MID-CAP       CS SM CAP      FUNDAMENTAL     GRO & INC,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)          VS CL B(2)          GRO             GRO        LG CAP, CL 2       SERV CL
OPERATIONS
Investment income (loss) -- net                    $         (23)  $     (36,518)  $    (198,678)  $       2,574   $     531,679
Net realized gain (loss) on sales of investments              (1)        118,214        (593,843)          7,449         902,112
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                182         152,976         (66,915)        109,422       5,502,267
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            158         234,672        (859,436)        119,445       6,936,058
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                 6,807         448,820       2,548,169         793,988      12,557,742
Net transfers(1)                                          25,118        (505,234)     (3,701,942)        786,536      (4,873,314)
Transfers for policy loans                                    --         (54,859)       (154,822)         (7,547)       (587,654)
Policy charges                                              (704)       (135,536)       (758,458)        (94,783)     (3,191,341)
Contract terminations:
    Surrender benefits                                       (50)       (133,354)       (987,824)        (60,621)     (4,344,646)
    Death benefits                                            --          (4,095)           (647)             --         (79,181)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            31,171        (384,258)     (3,055,524)      1,417,573        (518,394)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --       4,200,220      24,490,954         890,618     105,038,053
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      31,329   $   4,050,634   $  20,575,994   $   2,427,636   $ 111,455,717
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        --       4,635,972      19,785,739         877,948     110,690,227
Contract purchase payments                                 6,781         493,320       2,135,399         754,036      13,265,212
Net transfers(1)                                          25,192        (546,935)     (3,057,919)        743,469      (4,691,454)
Transfers for policy loans                                    --         (58,861)       (129,048)         (7,317)       (621,593)
Policy charges                                              (708)       (154,195)       (674,955)        (90,281)     (3,759,895)
Contract terminations:
    Surrender benefits                                        --        (145,213)       (823,415)        (57,185)     (4,585,001)
    Death benefits                                            --          (4,674)           (508)             --         (83,085)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          31,265       4,219,414      17,235,293       2,220,670     110,214,411
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                                    GRO & INC,       MID CAP,        MID CAP,        OVERSEAS,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)             SERV CL 2        SERV CL        SERV CL 2        SERV CL        SERV CL 2
OPERATIONS
Investment income (loss) -- net                    $      38,768   $   1,229,001   $     114,332   $    (138,044)  $     (43,804)
Net realized gain (loss) on sales of investments          32,549         947,009           6,543         241,279          22,852
Distributions from capital gains                              --              --              --         178,261          35,791
Net change in unrealized appreciation or
  depreciation of investments                          1,567,847      30,222,729       5,605,831       6,519,335       1,750,960
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,639,164      32,398,739       5,726,706       6,800,831       1,765,799
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             9,021,363      19,779,737      13,074,432       4,436,787       3,653,311
Net transfers(1)                                       1,095,938      15,902,890       7,422,536       3,791,589       1,081,625
Transfers for policy loans                              (117,562)     (1,781,912)       (192,874)       (318,677)        (32,736)
Policy charges                                        (1,222,578)     (5,511,153)     (1,696,728)       (938,075)       (441,865)
Contract terminations:
    Surrender benefits                                  (352,940)     (7,987,070)       (499,240)     (1,273,231)       (156,550)
    Death benefits                                            --         (92,372)         (2,009)        (24,148)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,424,221      20,310,120      18,106,117       5,674,245       4,103,785
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       16,311,903     174,046,758      21,885,191      33,264,630       6,537,364
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  26,375,288   $ 226,755,617   $  45,718,014   $  45,739,706   $  12,406,948
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                14,322,197     101,848,406      15,143,456      38,347,067       5,356,031
Contract purchase payments                             7,926,630      11,034,024       8,585,641       5,011,451       2,928,074
Net transfers(1)                                       1,017,100       9,034,485       4,890,017       4,246,345         862,102
Transfers for policy loans                              (102,804)       (988,787)       (124,385)       (356,656)        (26,149)
Policy charges                                        (1,097,954)     (3,191,025)     (1,119,196)     (1,077,893)       (359,345)
Contract terminations:
    Surrender benefits                                  (308,407)     (4,417,814)       (327,945)     (1,423,991)       (125,915)
    Death benefits                                            --         (49,550)         (1,292)        (26,157)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      21,756,762     113,269,739      27,046,296      44,720,166       8,634,798
=================================================================================================================================

See accompanying notes to financial statements.


32 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                   FTVIPT FRANK    FTVIPT FRANK       FTVIPT          FTVIPT          GS VIT
                                                     REAL EST,      SM CAP VAL,    MUTUAL SHARES     TEMP FOR       STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               CL 2            CL 2          SEC, CL 2       SEC, CL 2        CAP EQ
OPERATIONS
Investment income (loss) -- net                    $     431,866   $     (58,805)  $      (2,778)  $     162,065   $     (80,610)
Net realized gain (loss) on sales of investments         262,080         137,118           3,831         242,252         332,529
Distributions from capital gains                       5,425,362         234,943          14,237              --       1,106,680
Net change in unrealized appreciation or
  depreciation of investments                          5,183,246       2,838,979         471,162       5,404,740        (755,148)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     11,302,554       3,152,235         486,452       5,809,057         603,451
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                            14,576,411       6,881,987       2,023,754       6,754,479       1,343,273
Net transfers(1)                                      11,358,562       8,811,748       1,636,558       6,197,862        (685,206)
Transfers for policy loans                              (647,721)       (256,498)        (35,788)       (492,638)       (161,741)
Policy charges                                        (2,959,243)     (1,353,317)       (255,434)     (1,583,596)       (361,502)
Contract terminations:
    Surrender benefits                                (3,505,426)     (1,612,298)        (75,136)     (2,086,981)       (370,210)
    Death benefits                                       (57,215)        (14,690)             --         (15,831)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        18,765,368      12,456,932       3,293,954       8,773,295        (235,386)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       78,066,858      30,765,317       2,911,155      55,115,511      12,312,965
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 108,134,780   $  46,374,484   $   6,691,561   $  69,697,863   $  12,681,030
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                35,478,689      16,639,770       2,541,394      49,329,797       8,325,275
Contract purchase payments                             6,370,441       3,630,533       1,712,987       5,947,985         909,475
Net transfers(1)                                       5,028,715       4,722,482       1,388,491       5,650,999        (469,868)
Transfers for policy loans                              (287,312)       (135,753)        (30,306)       (434,315)       (109,426)
Policy charges                                        (1,346,982)       (737,799)       (216,386)     (1,511,767)       (248,693)
Contract terminations:
    Surrender benefits                                (1,520,540)       (843,646)        (64,688)     (1,834,886)       (250,131)
    Death benefits                                       (24,620)         (7,881)             --         (14,172)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      43,698,391      23,267,706       5,331,492      57,133,641       8,156,632
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      GS VIT          GS VIT        JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                      STRUCTD         MID CAP      GLOBAL TECH,      INTL GRO,     MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              U.S. EQ           VAL            SERV            SERV            SERV
OPERATIONS
Investment income (loss) -- net                    $      11,882   $    (315,596)  $     (68,490)  $      71,202   $    (100,860)
Net realized gain (loss) on sales of investments          44,652          60,720        (339,908)        230,860         (42,053)
Distributions from capital gains                              --      14,171,017              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          4,205,182         651,914       1,193,791       9,869,698       1,316,428
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      4,261,716      14,568,055         785,393      10,171,760       1,173,515
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             9,582,014      19,209,145       1,296,063       4,719,498       1,414,958
Net transfers(1)                                      20,941,203      26,285,694        (675,232)      4,010,106      (1,168,436)
Transfers for policy loans                              (358,330)     (1,059,979)        (93,894)       (211,838)       (136,570)
Policy charges                                        (1,679,276)     (4,107,290)       (289,376)     (1,120,985)       (416,616)
Contract terminations:
    Surrender benefits                                (1,768,647)     (4,677,299)       (242,423)     (1,309,111)       (416,132)
    Death benefits                                        (3,786)        (26,800)             --         (14,195)         (4,289)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        26,713,178      35,623,471          (4,862)      6,073,475        (727,085)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       40,221,320     104,138,317       7,866,085      30,575,440      11,320,288
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  71,196,214   $ 154,329,843   $   8,646,616   $  46,820,675   $  11,766,718
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                44,938,620      52,198,512      20,792,838      41,780,696      22,148,968
Contract purchase payments                            10,808,494       9,140,817       3,461,878       5,995,671       2,726,449
Net transfers(1)                                      23,944,493      12,579,212      (1,913,671)      4,533,591      (2,261,685)
Transfers for policy loans                              (403,625)       (498,655)       (246,915)       (257,128)       (263,177)
Policy charges                                        (1,936,753)     (2,013,379)       (778,473)     (1,450,744)       (812,094)
Contract terminations:
    Surrender benefits                                (1,990,414)     (2,213,082)       (641,610)     (1,654,075)       (792,709)
    Death benefits                                        (3,966)        (12,817)             --         (19,716)         (8,909)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      75,356,849      69,180,608      20,674,047      48,928,295      20,736,843
=================================================================================================================================

See accompanying notes to financial statements.


34 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                    MFS INV GRO                         MFS        OPPEN GLOBAL
                                                   LAZARD RETIRE      STOCK,       MFS NEW DIS,     UTILITIES,        SEC VA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)            INTL EQ         SERV CL         SERV CL         SERV CL         SERV(2)
OPERATIONS
Investment income (loss) -- net                    $      42,486   $    (245,965)  $    (238,460)  $      (9,548)  $         (65)
Net realized gain (loss) on sales of investments         177,678          54,854         279,546           7,331               1
Distributions from capital gains                         590,809              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          3,334,237       1,380,888         971,779         274,555           1,921
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      4,145,210       1,189,777       1,012,865         272,338           1,857
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             6,598,106       5,339,100       4,567,634         690,631           4,429
Net transfers(1)                                       6,875,497       1,090,291      (5,182,341)      1,350,736          72,256
Transfers for policy loans                              (310,164)       (174,188)       (115,491)        (26,953)             --
Policy charges                                        (1,169,315)     (1,137,714)       (970,876)        (99,448)           (893)
Contract terminations:
    Surrender benefits                                (1,250,739)     (1,297,361)     (1,025,455)        (11,579)            (52)
    Death benefits                                        (2,099)         (9,109)         (5,421)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,741,286       3,811,019      (2,731,950)      1,903,387          75,740
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       31,308,757      30,398,128      28,605,085         932,095              --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  46,195,253   $  35,398,924   $  26,886,000   $   3,107,820   $      77,597
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                33,679,892      47,014,195      33,509,220         608,959              --
Contract purchase payments                             7,047,768       8,345,158       5,542,525         413,786           4,154
Net transfers(1)                                       7,546,331       1,776,691      (6,231,071)        819,752          68,372
Transfers for policy loans                              (329,996)       (268,717)       (135,583)        (15,941)             --
Policy charges                                        (1,299,782)     (1,821,310)     (1,191,434)        (62,071)           (844)
Contract terminations:
    Surrender benefits                                (1,325,487)     (2,028,071)     (1,229,319)         (6,986)             --
    Death benefits                                        (2,202)        (15,054)         (6,341)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      45,316,524      53,002,892      30,257,997       1,757,499          71,682
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                       OPPEN
                                                   OPPEN MAIN ST     STRATEGIC        PIONEER         PIONEER      PUT VT HEALTH
                                                      SM CAP           BOND           EQ INC          EUROPE         SCIENCES,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)          VA, SERV(2)     VA, SERV(2)     VCT, CL II      VCT, CL II         CL IB
OPERATIONS
Investment income (loss) -- net                    $         (61)  $        (191)  $      38,912   $        (966)  $     (11,494)
Net realized gain (loss) on sales of investments              61              (1)          6,469           3,211           8,338
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                959           1,592          86,513          15,409         163,506
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            959           1,400         131,894          17,654         160,350
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                16,566          33,936       1,188,290         112,044         516,756
Net transfers(1)                                          60,885         236,124       1,114,755          86,008         270,503
Transfers for policy loans                                    --              --         (14,691)             40         (14,554)
Policy charges                                            (1,028)         (2,738)       (154,857)        (10,059)        (75,057)
Contract terminations:
    Surrender benefits                                      (104)           (522)        (12,645)         (4,508)        (25,554)
    Death benefits                                            --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            76,319         266,800       2,120,852         183,525         672,094
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --              --       1,567,999         127,845         995,416
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      77,278   $     268,200   $   3,820,745   $     329,024   $   1,827,860
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        --              --       1,357,271         100,552         928,337
Contract purchase payments                                15,673          33,998       1,009,052          85,937         457,826
Net transfers(1)                                          58,417         237,182         950,592          66,832         236,894
Transfers for policy loans                                    --              --         (12,206)             31         (12,936)
Policy charges                                              (984)         (2,753)       (131,768)         (7,763)        (66,921)
Contract terminations:
    Surrender benefits                                        --            (447)        (10,641)         (3,419)        (23,663)
    Death benefits                                            --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          73,106         267,980       3,162,300         242,170       1,519,537
=================================================================================================================================

See accompanying notes to financial statements.


36 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      PUT VT          PUT VT          PUT VT          PUT VT          PUT VT
                                                     HI YIELD,       INTL EQ,      INTL NEW OPP,     NEW OPP,         VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               CL IB           CL IB           CL IB           CL IA           CL IB
OPERATIONS
Investment income (loss) -- net                    $   1,291,368   $      10,039   $     (38,082)  $  (1,078,619)  $    (115,456)
Net realized gain (loss) on sales of investments         (20,469)         22,886         200,327     (16,374,697)         67,060
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (893,802)        290,077       2,136,749      35,089,024       1,417,202
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        377,097         323,002       2,298,994      17,635,708       1,368,806
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             1,777,450         943,502       1,730,493      22,722,180       1,862,973
Net transfers(1)                                        (726,853)         95,492         (91,840)    (31,679,029)     (1,798,226)
Transfers for policy loans                                   439         (11,010)       (134,934)     (1,092,698)       (100,258)
Policy charges                                          (531,426)       (124,025)       (409,262)    (10,251,942)       (440,230)
Contract terminations:
    Surrender benefits                                  (697,691)        (39,534)       (518,867)    (12,226,617)       (458,989)
    Death benefits                                           (31)            (56)         (4,344)       (100,919)          4,770
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (178,112)        864,369         571,246     (32,629,025)       (929,960)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       17,974,997       2,140,227      12,977,353     218,800,204      12,897,761
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  18,173,982   $   3,327,598   $  15,847,593   $ 203,806,887   $  13,336,607
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                14,351,656       1,796,830      20,092,541     175,130,444      20,265,481
Contract purchase payments                             1,414,825         775,382       2,534,931      18,013,833       2,876,981
Net transfers(1)                                        (546,087)         85,111        (133,748)    (24,983,486)     (2,741,588)
Transfers for policy loans                                   706          (9,340)       (196,028)       (862,034)       (151,701)
Policy charges                                          (463,322)       (103,170)       (623,039)     (8,370,734)       (688,054)
Contract terminations:
    Surrender benefits                                  (555,254)        (32,447)       (752,940)     (9,653,493)       (714,581)
    Death benefits                                           (24)            (45)         (5,885)        (78,989)          7,631
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      14,202,500       2,512,321      20,915,832     149,195,541      18,854,169
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)              BAL          CASH MGMT     CORE BOND(2)      DIV BOND       DIV EQ INC
OPERATIONS
Investment income (loss) -- net                    $   5,863,563   $   1,318,836   $         167   $   3,742,860   $   1,422,767
Net realized gain (loss) on sales of investments       3,079,601               4              (8)         36,410         281,517
Distributions from capital gains                      10,130,895              --              48              --       9,590,522
Net change in unrealized appreciation or
  depreciation of investments                         (9,049,004)            117              64      (2,189,148)     15,131,131
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     10,025,055       1,318,957             271       1,590,122      26,425,937
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                            29,823,020      38,345,414           2,303      18,982,840      32,401,686
Net transfers(1)                                     (22,412,926)    (28,861,408)         82,058      15,488,786      73,540,472
Transfers for policy loans                              (759,653)        327,932              --        (535,497)     (1,382,698)
Policy charges                                       (22,462,442)    (11,123,015)         (2,313)     (8,295,431)     (6,906,281)
Contract terminations:
    Surrender benefits                               (23,256,888)     (6,640,080)             --      (6,573,552)     (7,019,193)
    Death benefits                                      (782,409)       (187,092)             --        (300,352)        (96,363)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (39,851,298)     (8,138,249)         82,048      18,766,794      90,537,623
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      364,764,947      84,209,007              --     124,277,389     148,035,444
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 334,938,704   $  77,389,715   $      82,319   $ 144,634,305   $ 264,999,004
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               382,278,637      79,776,323              --      97,306,508     112,731,005
Contract purchase payments                            31,236,675      36,052,366           1,315      14,684,698      23,774,412
Net transfers(1)                                     (22,236,123)    (27,027,062)         82,584      12,175,600      54,292,572
Transfers for policy loans                              (815,399)        312,665              --        (416,937)     (1,008,633)
Policy charges                                       (24,737,196)    (10,587,743)         (2,329)     (6,646,655)     (5,209,351)
Contract terminations:
    Surrender benefits                               (24,186,961)     (6,265,409)             --      (5,141,202)     (5,115,785)
    Death benefits                                      (762,095)       (185,328)             --        (263,472)        (70,566)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     340,777,538      72,075,812          81,570     111,698,540     179,393,654
=================================================================================================================================

See accompanying notes to financial statements.


38 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                      RVS VP       RVS VP GLOBAL                      RVS VP
                                                      RVS VP          GLOBAL         INFLATION        RVS VP         HI YIELD
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)           EMER MKTS         BOND         PROT SEC(2)         GRO            BOND
OPERATIONS
Investment income (loss) -- net                    $    (136,721)  $     859,306   $         246   $    (213,090)  $   3,651,391
Net realized gain (loss) on sales of investments          37,613           7,317              --           6,913          93,199
Distributions from capital gains                       1,354,166         148,958              24              --              --
Net change in unrealized appreciation or
  depreciation of investments                          5,149,275      (2,723,991)            469       3,602,328      (1,676,178)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      6,404,333      (1,708,410)            739       3,396,151       2,068,412
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             3,510,168       5,060,066           6,091       7,446,282      10,919,683
Net transfers(1)                                      12,459,194      10,161,700          65,401      26,568,795       6,972,252
Transfers for policy loans                              (233,940)       (178,691)             --        (268,887)       (435,981)
Policy charges                                          (605,118)     (1,084,635)           (597)     (1,405,048)     (2,633,044)
Contract terminations:
    Surrender benefits                                  (456,200)       (935,492)             --      (1,340,293)     (2,063,721)
    Death benefits                                            --          (2,793)             --         (17,470)         (6,319)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        14,674,104      13,020,155          70,895      30,983,379      12,752,870
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       10,528,763      23,095,945              --      31,848,313      58,610,608
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  31,607,200   $  34,407,690   $      71,634   $  66,227,843   $  73,431,890
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 8,666,322      15,431,794              --      63,794,564      47,909,820
Contract purchase payments                             2,614,608       3,507,019           5,093      14,530,107       8,841,985
Net transfers(1)                                       9,306,801       7,057,099          65,398      50,913,369       5,762,323
Transfers for policy loans                              (174,210)       (124,422)             --        (522,019)       (353,017)
Policy charges                                          (457,986)       (804,066)           (599)     (2,820,643)     (2,260,838)
Contract terminations:
    Surrender benefits                                  (336,011)       (648,416)             --      (2,618,526)     (1,670,348)
    Death benefits                                            --          (1,923)             --         (32,537)         (5,109)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      19,619,524      24,417,085          69,892     123,244,315      58,224,816
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)          INC OPP(2)       INTL OPP        LG CAP EQ     LG CAP VAL(2)    MID CAP GRO
OPERATIONS
Investment income (loss) -- net                    $         165   $   1,024,618   $   1,133,316   $          15   $     (39,980)
Net realized gain (loss) on sales of investments              (1)      2,311,753       5,812,820               1          48,783
Distributions from capital gains                              55              --              --              69         272,690
Net change in unrealized appreciation or
  depreciation of investments                                  1      21,861,713      19,215,911             (53)        167,426
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            220      25,198,084      26,162,047              32         448,919
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                 2,715      18,914,971      53,638,214           1,130       1,652,757
Net transfers(1)                                          21,707      (5,911,194)    (60,115,779)          7,195        (234,599)
Transfers for policy loans                                    --      (1,152,132)     (1,930,390)             --         (32,873)
Policy charges                                              (338)     (9,694,110)    (33,013,666)           (318)       (269,301)
Contract terminations:
    Surrender benefits                                        --     (12,217,346)    (35,202,694)             --         (84,463)
    Death benefits                                            --         (79,370)       (445,843)             --             (93)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            24,084     (10,139,181)    (77,070,158)          8,007       1,031,428
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --     203,065,914     562,233,865              --       3,818,906
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      24,304   $ 218,124,817   $ 511,325,754   $       8,039   $   5,299,253
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        --     279,405,246     782,401,975              --       3,384,258
Contract purchase payments                                 1,723      25,683,630      74,088,657           1,053       1,461,600
Net transfers(1)                                          21,843      (7,310,195)    (81,258,260)          7,040        (201,289)
Transfers for policy loans                                    --      (1,548,518)     (2,617,073)             --         (29,102)
Policy charges                                              (340)    (13,625,001)    (47,436,395)           (311)       (237,841)
Contract terminations:
    Surrender benefits                                        --     (16,535,295)    (48,411,243)             --         (74,653)
    Death benefits                                            --        (107,934)       (527,589)             --             (80)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          23,226     265,961,933     676,240,072           7,782       4,302,893
=================================================================================================================================

See accompanying notes to financial statements.


40 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP
                                                      MID CAP         RVS VP          RVS VP          RVS VP       RVS VP SHORT
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)            VAL(2)          NEW DIM         S&P 500      SELECT VAL(2)     DURATION
OPERATIONS
Investment income (loss) -- net                    $          18   $    (421,962)  $     271,231   $           8   $     934,514
Net realized gain (loss) on sales of investments               7      (1,752,315)        345,254              (1)       (150,750)
Distributions from capital gains                              73              --         142,806             110              --
Net change in unrealized appreciation or
  depreciation of investments                              1,198       1,943,713       1,291,038            (116)       (474,923)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          1,296        (230,564)      2,050,329               1         308,841
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                24,424      23,302,965       8,617,286           4,197       8,334,599
Net transfers(1)                                          92,949     (40,999,522)      2,721,656           6,104      (4,242,619)
Transfers for policy loans                                    --        (918,184)       (286,664)             --         (92,068)
Policy charges                                            (1,177)     (5,728,240)     (1,990,192)           (223)     (3,285,901)
Contract terminations:
    Surrender benefits                                        --      (5,481,850)     (1,975,912)             --      (2,220,506)
    Death benefits                                            --         (28,663)        (34,892)             --        (258,840)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           116,196     (29,853,494)      7,051,282          10,078      (1,765,335)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --     152,530,002      49,584,159              --      47,973,578
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     117,492   $ 122,445,944   $  58,685,770   $      10,079   $  46,517,084
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        --     182,073,084      59,186,174              --      40,583,518
Contract purchase payments                                23,137      28,550,427      10,310,064           4,181       6,980,554
Net transfers(1)                                          88,833     (49,903,821)      3,369,241           6,188      (3,455,035)
Transfers for policy loans                                    --      (1,125,466)       (340,381)             --         (67,489)
Policy charges                                            (1,130)     (7,266,781)     (2,429,494)           (227)     (2,873,915)
Contract terminations:
    Surrender benefits                                        --      (6,707,103)     (2,354,113)             --      (1,887,145)
    Death benefits                                            --         (35,100)        (42,084)             --        (255,395)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         110,840     145,585,240      67,699,407          10,142      39,025,093
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP           ROYCE         THIRD AVE
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            SM CAP ADV      SM CAP VAL     STRATEGY AGGR     MICRO-CAP          VAL
OPERATIONS
Investment income (loss) -- net                    $    (273,578)  $     (69,522)  $     (64,836)  $    (364,184)  $     540,684
Net realized gain (loss) on sales of investments         480,687          19,403        (205,055)      1,926,571       1,166,599
Distributions from capital gains                       4,075,215         835,198              --       1,668,071       2,746,814
Net change in unrealized appreciation or
  depreciation of investments                         (3,009,775)       (159,162)        883,278       7,186,377      12,457,840
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,272,549         625,917         613,387      10,416,835      16,911,937
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             4,611,411       3,998,723       1,271,799      11,258,197      12,452,510
Net transfers(1)                                        (786,511)        849,896      (1,463,953)     (9,333,498)      4,801,030
Transfers for policy loans                              (146,235)        (59,231)        (93,298)       (848,943)     (1,088,946)
Policy charges                                        (1,043,242)       (561,410)       (352,888)     (3,068,822)     (3,643,602)
Contract terminations:
    Surrender benefits                                  (846,866)       (151,061)       (306,158)     (4,165,130)     (4,891,846)
    Death benefits                                         1,959              --              --        (109,975)        (68,975)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,790,516       4,076,917        (944,498)     (6,268,171)      7,560,171
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       29,099,225       7,683,238       8,441,818     103,546,114     117,961,095
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  32,162,290   $  12,386,072   $   8,110,707   $ 107,694,778   $ 142,433,203
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                22,286,255       5,851,044      15,688,726      48,764,417      55,868,782
Contract purchase payments                             3,567,137       3,059,652       2,378,002       5,321,615       5,727,432
Net transfers(1)                                        (566,866)        685,852      (2,736,311)     (4,350,143)      2,264,820
Transfers for policy loans                              (113,290)        (45,153)       (171,820)       (400,612)       (496,716)
Policy charges                                          (811,062)       (437,217)       (655,296)     (1,479,875)     (1,730,138)
Contract terminations:
    Surrender benefits                                  (654,136)       (115,756)       (572,718)     (1,951,153)     (2,221,060)
    Death benefits                                         1,834              --              --         (51,895)        (31,992)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      23,709,872       8,998,422      13,930,583      45,852,354      59,381,128
=================================================================================================================================

See accompanying notes to financial statements.


42 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      WANGER          WANGER         WF ADV VT       WF ADV VT       WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)            INTL SM CAP     U.S. SM CO      ASSET ALLOC      INTL CORE          OPP
OPERATIONS
Investment income (loss) -- net                    $      (6,873)  $    (963,377)  $      27,673   $       9,727   $     (21,071)
Net realized gain (loss) on sales of investments          45,917          78,766           9,831           8,973          38,556
Distributions from capital gains                              --              --          45,683          19,038              --
Net change in unrealized appreciation or
  depreciation of investments                         14,784,043      12,129,278          12,395          30,293         151,369
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     14,823,087      11,244,667          95,582          68,031         168,854
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                            12,945,984      19,513,102         715,478         291,568         751,733
Net transfers(1)                                      20,260,250      16,784,058         631,436          78,509        (121,576)
Transfers for policy loans                              (851,948)       (699,517)         (3,564)           (543)        (12,501)
Policy charges                                        (2,293,484)     (3,547,287)       (137,304)        (41,503)       (128,533)
Contract terminations:
    Surrender benefits                                (2,567,360)     (3,582,978)        (19,010)         (9,484)        (29,337)
    Death benefits                                       (13,848)        (29,966)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        27,479,594      28,437,412       1,187,036         318,547         459,786
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       56,599,547      89,904,243       1,563,163         516,324       2,056,581
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  98,902,228   $ 129,586,322   $   2,845,781   $     902,902   $   2,685,221
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                60,059,142      56,161,569       1,344,987         463,406       1,705,364
Contract purchase payments                            12,757,563      11,874,060         609,798         256,536         620,526
Net transfers(1)                                      19,956,936      10,243,231         534,776          71,005        (101,011)
Transfers for policy loans                              (832,515)       (424,888)         (3,076)           (475)        (10,533)
Policy charges                                        (2,284,498)     (2,243,487)       (116,985)        (36,488)       (105,803)
Contract terminations:
    Surrender benefits                                (2,507,180)     (2,174,868)        (16,165)         (8,451)        (24,541)
    Death benefits                                       (12,528)        (18,183)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      87,136,920      73,417,434       2,353,335         745,533       2,084,002
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 43

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    SEGREGATED
                                                                                                                       ASSET
                                                                                                                    SUBACCOUNT
                                                                                                                   --------------
                                                                                                                     WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                                            SM CAP GRO
OPERATIONS
Investment income (loss) -- net                                                                                    $     (14,216)
Net realized gain (loss) on sales of investments                                                                           9,746
Distributions from capital gains                                                                                              --
Net change in unrealized appreciation or depreciation of investments                                                     125,940
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                          121,470
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                                                               658,032
Net transfers(1)                                                                                                         271,068
Transfers for policy loans                                                                                                (7,994)
Policy charges                                                                                                           (93,762)
Contract terminations:
    Surrender benefits                                                                                                   (31,924)
    Death benefits                                                                                                            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                           795,420
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                        1,192,074
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                          $   2,108,964
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                 1,028,895
Contract purchase payments                                                                                               580,882
Net transfers(1)                                                                                                         236,648
Transfers for policy loans                                                                                                (6,888)
Policy charges                                                                                                           (82,645)
Contract terminations:
    Surrender benefits                                                                                                   (27,984)
    Death benefits                                                                                                            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                       1,728,908
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

(2)   For the period Aug. 30, 2005 (commencement of operations) to Dec. 31,
      2005.

See accompanying notes to financial statements.


44 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CORE
YEAR ENDED DECEMBER 31, 2004                        APPR, SER I    APPR, SER II     DEV, SER I      DEV, SER II      EQ, SER I
OPERATIONS
Investment income (loss) -- net                    $    (118,529)  $     (17,920)  $     (98,225)  $      (7,010)  $     166,404
Net realized gain (loss) on sales of investments         (18,421)          4,591          83,808           1,224      (4,633,818)
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          1,076,605         225,733       1,563,846         155,684      28,440,424
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        939,655         212,404       1,549,429         149,898      23,973,010
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             2,302,002       1,342,900       1,495,596         514,383      36,634,543
Net transfers(1)                                       4,067,826       1,553,495       1,851,681         651,884     (32,333,891)
Transfers for policy loans                               (91,925)         (7,631)        (18,451)         (1,850)     (1,891,388)
Policy charges                                          (477,904)       (164,307)       (339,391)        (62,724)    (15,947,092)
Contract terminations:
    Surrender benefits                                  (374,846)        (19,856)       (463,527)         (3,328)    (18,181,066)
    Death benefits                                            --              --              --              --        (130,549)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         5,425,153       2,704,601       2,525,908       1,098,365     (31,849,443)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       10,455,191         702,055       8,783,204         230,214     323,383,951
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  16,819,999   $   3,619,060   $  12,858,541   $   1,478,477   $ 315,507,518
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                16,294,362         673,115       9,203,754         225,793     230,404,069
Contract purchase payments                             3,616,503       1,301,771       1,519,587         487,421      25,677,794
Net transfers(1)                                       6,378,269       1,503,403       1,872,091         620,437     (22,125,856)
Transfers for policy loans                              (143,571)         (7,142)        (19,050)         (1,765)     (1,322,100)
Policy charges                                          (750,702)       (159,555)       (346,372)        (59,649)    (11,659,186)
Contract terminations:
    Surrender benefits                                  (587,615)        (19,105)       (458,359)         (3,035)    (12,727,821)
    Death benefits                                            --              --              --              --         (91,012)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      24,807,246       3,292,487      11,771,651       1,269,202     208,155,888
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                      AIM VI                          AB VPS          AB VPS
                                                    AIM VI DYN,      FIN SERV,     AIM VI TECH,     GRO & INC,       INTL VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               SER I           SER I           SER I           CL B            CL B
OPERATIONS
Investment income (loss) -- net                    $      (2,987)  $         564   $      (3,999)  $      (8,731)  $     (21,392)
Net realized gain (loss) on sales of investments           3,962             833             826           2,419             866
Distributions from capital gains                              --              --              --              --           7,455
Net change in unrealized appreciation or
  depreciation of investments                             46,808          28,796          49,823         484,526       1,162,444
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         47,783          30,193          46,650         478,214       1,149,373
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                               192,762         136,581         210,089       2,508,334       2,616,809
Net transfers(1)                                          79,730         164,079         226,814       2,085,774       2,735,909
Transfers for policy loans                                    (1)            (32)             --         (30,760)        (14,605)
Policy charges                                           (28,864)        (20,135)        (32,760)       (264,979)       (285,573)
Contract terminations:
    Surrender benefits                                    (6,971)         (3,279)         (2,093)        (19,755)        (38,825)
    Death benefits                                            --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           236,656         277,214         402,050       4,278,614       5,013,715
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          180,410         147,429         234,852       1,553,673       1,671,127
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     464,849   $     454,836   $     683,552   $   6,310,501   $   7,834,215
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   168,555         137,299         237,243       1,517,808       1,411,293
Contract purchase payments                               176,939         125,588         223,264       2,388,794       2,058,442
Net transfers(1)                                          73,932         151,759         242,336       1,994,561       2,142,458
Transfers for policy loans                                     3              16              --         (29,358)        (11,461)
Policy charges                                           (26,544)        (18,447)        (34,792)       (260,647)       (225,808)
Contract terminations:
    Surrender benefits                                    (6,259)         (2,950)         (2,188)        (18,690)        (29,570)
    Death benefits                                            --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         386,626         393,265         665,863       5,592,468       5,345,354
=================================================================================================================================

See accompanying notes to financial statements.


46 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                    AC VP INTL,     AC VP INTL,     AC VP VAL,      AC VP VAL,      CALVERT VS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               CL I            CL II           CL I            CL II        SOCIAL BAL
OPERATIONS
Investment income (loss) -- net                    $     (80,549)  $     (11,802)  $      45,445   $     (18,944)  $      56,859
Net realized gain (loss) on sales of investments          74,334           6,761         493,165           2,147          15,051
Distributions from capital gains                              --              --         689,471          28,865              --
Net change in unrealized appreciation or
  depreciation of investments                          2,881,126         341,721      10,792,256         818,566         321,753
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      2,874,911         336,680      12,020,337         830,634         393,663
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             3,291,311       1,047,136      12,363,342       3,101,926       1,184,220
Net transfers(1)                                       1,065,301       1,157,125       6,268,485       3,241,560       1,046,713
Transfers for policy loans                              (150,013)         (2,672)       (606,058)        (16,229)         (3,958)
Policy charges                                          (612,788)       (123,186)     (3,259,490)       (353,400)       (202,800)
Contract terminations:
    Surrender benefits                                  (721,850)        (15,810)     (3,992,691)        (69,777)       (189,126)
    Death benefits                                        (6,480)             --         (34,769)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         2,865,481       2,062,593      10,738,819       5,904,080       1,835,049
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       18,077,384         723,713      83,773,431       2,547,525       4,037,006
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  23,817,776   $   3,122,986   $ 106,532,587   $   9,282,239   $   6,265,718
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                29,187,484         724,667      65,557,238       2,319,928       4,375,841
Contract purchase payments                             5,201,141       1,023,575       9,286,041       2,700,586       1,259,049
Net transfers(1)                                       1,749,916       1,140,312       4,815,367       2,844,352       1,126,012
Transfers for policy loans                              (236,698)         (2,666)       (450,245)        (13,937)         (4,234)
Policy charges                                          (987,835)       (121,377)     (2,608,118)       (321,007)       (226,433)
Contract terminations:
    Surrender benefits                                (1,138,959)        (15,414)     (2,997,825)        (59,484)       (199,813)
    Death benefits                                       (10,309)             --         (26,122)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      33,764,740       2,749,097      73,576,336       7,470,438       6,330,422
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                                       EG VA          FID VIP         FID VIP
                                                    CS MID-CAP       CS SM CAP      FUNDAMENTAL     GRO & INC,      GRO & INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                GRO             GRO        LG CAP, CL 2       SERV CL        SERV CL 2
OPERATIONS
Investment income (loss) -- net                    $     (34,316)  $    (216,453)  $       3,614   $    (176,186)  $     (45,131)
Net realized gain (loss) on sales of investments          27,321        (666,857)          1,813          71,914           2,712
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            429,403       3,086,059          58,051       4,980,638         791,144
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        422,408       2,202,749          63,478       4,876,366         748,725
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                               562,220       3,256,574         314,361      14,160,924       6,833,897
Net transfers(1)                                         405,527      (2,329,011)        355,318      15,362,214       4,952,065
Transfers for policy loans                               (29,731)       (240,146)             --        (577,203)        (55,125)
Policy charges                                          (145,305)       (889,710)        (41,963)     (3,051,070)       (782,610)
Contract terminations:
    Surrender benefits                                  (107,914)     (1,102,865)         (2,311)     (3,047,577)       (103,355)
    Death benefits                                            --          (1,413)             --          (7,711)         (3,635)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           684,797      (1,306,571)        625,405      22,839,577      10,841,237
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,093,015      23,594,776         201,735      77,322,110       4,721,941
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $   4,200,220   $  24,490,954   $     890,618   $ 105,038,053   $  16,311,903
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,829,339      20,945,090         214,627      85,401,050       4,335,851
Contract purchase payments                               675,860       2,833,522         334,137      15,666,038       6,289,135
Net transfers(1)                                         473,284      (2,040,716)        376,308      17,206,156       4,573,223
Transfers for policy loans                               (35,595)       (204,683)             --        (639,807)        (50,411)
Policy charges                                          (178,987)       (791,525)        (44,614)     (3,572,857)       (727,558)
Contract terminations:
    Surrender benefits                                  (127,929)       (954,775)         (2,510)     (3,361,724)        (94,682)
    Death benefits                                            --          (1,174)             --          (8,629)         (3,361)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       4,635,972      19,785,739         877,948     110,690,227      14,322,197
=================================================================================================================================

See accompanying notes to financial statements.


48 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      FID VIP         FID VIP         FID VIP         FID VIP      FTVIPT FRANK
                                                     MID CAP,        MID CAP,        OVERSEAS,       OVERSEAS,       REAL EST,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              SERV CL        SERV CL 2        SERV CL        SERV CL 2         CL 2
OPERATIONS
Investment income (loss) -- net                    $  (1,232,254)  $    (109,299)  $     (14,795)  $     (14,601)  $     524,356
Net realized gain (loss) on sales of investments         147,782           4,978          17,315           1,789          89,177
Distributions from capital gains                              --              --              --              --          79,250
Net change in unrealized appreciation or
  depreciation of investments                         32,530,885       3,487,220       3,455,982         665,793      15,941,361
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     31,446,413       3,382,899       3,458,502         652,981      16,634,144
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                            19,430,679       7,701,452       3,995,156       2,514,760      11,158,910
Net transfers(1)                                      25,479,532       6,986,749      10,913,300       2,571,455      11,513,367
Transfers for policy loans                              (867,920)        (64,017)       (166,237)         (7,369)       (422,659)
Policy charges                                        (4,369,293)       (860,246)       (748,912)       (232,490)     (2,011,909)
Contract terminations:
    Surrender benefits                                (4,484,277)        (91,069)       (711,129)        (22,466)     (1,841,055)
    Death benefits                                       (61,755)         (1,677)             --          (3,111)         (7,605)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        35,126,966      13,671,192      13,282,178       4,820,779      18,389,049
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      107,473,379       4,831,100      16,523,950       1,063,604      43,043,665
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 174,046,758   $  21,885,191   $  33,264,630   $   6,537,364   $  78,066,858
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                77,767,142       4,129,672      21,422,431         978,644      25,551,427
Contract purchase payments                            13,282,547       6,168,662       5,097,710       2,283,350       6,063,879
Net transfers(1)                                      17,567,537       5,675,150      13,957,529       2,335,226       6,257,519
Transfers for policy loans                              (589,746)        (51,006)       (214,100)         (7,156)       (232,207)
Policy charges                                        (3,100,789)       (706,823)     (1,016,230)       (210,830)     (1,170,382)
Contract terminations:
    Surrender benefits                                (3,036,277)        (70,898)       (900,273)        (20,384)       (987,294)
    Death benefits                                       (42,008)         (1,301)             --          (2,819)         (4,253)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     101,848,406      15,143,456      38,347,067       5,356,031      35,478,689
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                   FTVIPT FRANK       FTVIPT          FTVIPT          GS VIT          GS VIT
                                                    SM CAP VAL,    MUTUAL SHARES     TEMP FOR       STRUCTD SM        STRUCTD
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               CL 2          SEC, CL 2       SEC, CL 2        CAP EQ          U.S. EQ
OPERATIONS
Investment income (loss) -- net                    $    (164,914)  $      (3,088)  $      66,014   $     (74,791)  $     176,263
Net realized gain (loss) on sales of investments          45,656          11,652          32,405         136,485           8,926
Distributions from capital gains                              --              --              --         552,823              --
Net change in unrealized appreciation or
  depreciation of investments                          5,130,575         246,304       7,667,441         971,628       3,713,611
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      5,011,317         254,868       7,765,860       1,586,145       3,898,800
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             4,344,564       1,013,269       6,461,264       1,513,739       5,182,754
Net transfers(1)                                       5,688,387         836,702       5,894,621         512,933      16,797,588
Transfers for policy loans                              (199,351)        (12,448)       (339,894)        (73,899)       (173,518)
Policy charges                                          (844,945)       (118,674)     (1,322,763)       (352,321)       (853,133)
Contract terminations:
    Surrender benefits                                  (684,717)         (9,225)     (1,462,770)       (313,677)       (754,547)
    Death benefits                                          (105)             --          (7,982)             --         (49,875)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,303,833       1,709,624       9,222,476       1,286,775      20,149,269
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       17,450,167         946,663      38,127,175       9,440,045      16,173,251
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  30,765,317   $   2,911,155   $  55,115,511   $  12,312,965   $  40,221,320
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                11,574,490         922,491      40,085,356       7,358,205      20,583,623
Contract purchase payments                             2,685,079         956,427       6,519,124       1,142,545       6,309,032
Net transfers(1)                                       3,490,332         809,887       5,963,284         404,617      20,279,479
Transfers for policy loans                              (122,490)        (11,727)       (344,068)        (55,527)       (209,374)
Policy charges                                          (566,350)       (127,012)     (1,409,447)       (288,557)     (1,037,925)
Contract terminations:
    Surrender benefits                                  (421,225)         (8,672)     (1,476,370)       (236,008)       (924,318)
    Death benefits                                           (66)             --          (8,082)             --         (61,897)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      16,639,770       2,541,394      49,329,797       8,325,275      44,938,620
=================================================================================================================================

See accompanying notes to financial statements.


50 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      GS VIT        JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                      MID CAP      GLOBAL TECH,      INTL GRO,     MID CAP GRO,    LAZARD RETIRE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                VAL            SERV            SERV            SERV           INTL EQ
OPERATIONS
Investment income (loss) -- net                    $    (168,068)  $     (68,155)  $     (13,757)  $     (95,227)  $     (88,291)
Net realized gain (loss) on sales of investments          74,025        (402,320)         47,123        (423,411)         51,690
Distributions from capital gains                       8,796,706              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          9,909,858         439,099       4,594,339       2,409,817       3,701,808
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     18,612,521         (31,376)      4,627,705       1,891,179       3,665,207
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                            14,154,513       1,495,969       4,901,601       1,767,793       5,482,807
Net transfers(1)                                      16,147,623        (434,003)     (2,662,591)     (1,577,759)      4,484,666
Transfers for policy loans                              (628,534)       (186,726)       (198,090)       (103,881)       (142,001)
Policy charges                                        (2,754,176)       (329,896)     (1,040,259)       (440,440)       (794,564)
Contract terminations:
    Surrender benefits                                (2,942,345)       (247,227)     (1,370,570)       (758,046)       (646,228)
    Death benefits                                        (7,964)             --          (6,788)             --          (6,139)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        23,969,117         298,117        (376,697)     (1,112,333)      8,378,541
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       61,556,679       7,599,344      26,324,432      10,541,442      19,265,009
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 104,138,317   $   7,866,085   $  30,575,440   $  11,320,288   $  31,308,757
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                38,493,669      20,019,350      42,310,399      24,625,284      23,615,189
Contract purchase payments                             8,147,934       4,154,817       7,656,500       3,950,511       6,585,082
Net transfers(1)                                       9,301,534      (1,204,531)     (4,030,166)     (3,491,202)      5,421,435
Transfers for policy loans                              (358,805)       (528,893)       (306,489)       (231,641)       (168,846)
Policy charges                                        (1,708,378)       (961,672)     (1,701,172)       (992,968)       (997,912)
Contract terminations:
    Surrender benefits                                (1,672,838)       (686,233)     (2,138,296)     (1,711,016)       (767,462)
    Death benefits                                        (4,604)             --         (10,080)             --          (7,594)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      52,198,512      20,792,838      41,780,696      22,148,968      33,679,892
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      MFS INV                           MFS           PIONEER         PIONEER
                                                    GRO STOCK,     MFS NEW DIS,     UTILITIES,        EQ INC          EUROPE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              SERV CL         SERV CL         SERV CL       VCT, CL II      VCT, CL II
OPERATIONS
Investment income (loss) -- net                    $    (243,304)  $    (246,182)  $         309   $      13,562   $        (169)
Net realized gain (loss) on sales of investments         (62,488)         58,906           5,608           3,418             533
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          2,545,796       1,621,586         143,895         139,041          15,355
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      2,240,004       1,434,310         149,812         156,021          15,719
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             5,608,277       5,569,765         241,727         564,018          55,914
Net transfers(1)                                         397,203      (2,937,152)        425,777         473,705          41,710
Transfers for policy loans                              (171,970)       (168,401)         (2,228)           (940)            (41)
Policy charges                                        (1,069,324)     (1,052,977)        (31,244)        (63,341)         (5,314)
Contract terminations:
    Surrender benefits                                  (895,186)       (967,427)         (4,109)        (16,987)         (1,067)
    Death benefits                                        (8,082)         (5,380)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         3,860,918         438,428         629,923         956,455          91,202
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       24,297,206      26,732,347         152,360         455,523          20,924
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  30,398,128   $  28,605,085   $     932,095   $   1,567,999   $     127,845
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                40,588,157      32,961,885         128,090         453,523          19,277
Contract purchase payments                             9,325,419       7,023,771         183,747         534,190          50,440
Net transfers(1)                                         804,404      (3,682,872)        325,953         446,387          36,593
Transfers for policy loans                              (282,241)       (209,723)         (1,750)           (775)            (32)
Policy charges                                        (1,925,644)     (1,372,595)        (23,942)        (60,022)         (4,754)
Contract terminations:
    Surrender benefits                                (1,482,875)     (1,204,550)         (3,139)        (16,032)           (972)
    Death benefits                                       (13,025)         (6,696)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      47,014,195      33,509,220         608,959       1,357,271         100,552
=================================================================================================================================

See accompanying notes to financial statements.


52 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                   PUT VT HEALTH      PUT VT          PUT VT          PUT VT          PUT VT
                                                     SCIENCES,       HI YIELD,       INTL EQ,      INTL NEW OPP,      NEW OPP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               CL IB           CL IB           CL IB           CL IB           CL IA
OPERATIONS
Investment income (loss) -- net                    $      (4,989)  $   1,126,542   $       4,130   $       6,992   $  (1,958,936)
Net realized gain (loss) on sales of investments           2,073          12,573          19,755          25,524     (20,702,823)
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             60,778         363,797         235,997       1,389,948      42,252,414
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         57,862       1,502,912         259,882       1,422,464      19,590,655
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                               314,588       2,051,996         835,481       1,969,054      29,515,564
Net transfers(1)                                         376,957       1,352,284         283,021        (732,871)    (33,162,030)
Transfers for policy loans                               (19,632)       (193,038)         (5,375)        (90,356)     (1,280,615)
Policy charges                                           (48,737)       (527,451)        (94,857)       (413,848)    (11,496,549)
Contract terminations:
    Surrender benefits                                    (5,019)       (551,157)        (29,211)       (407,549)    (12,179,126)
    Death benefits                                            --          (8,002)           (129)           (311)        (60,819)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           618,157       2,124,632         988,930         324,119     (28,663,575)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          319,397      14,347,453         891,415      11,230,770     227,873,124
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     995,416   $  17,974,997   $   2,140,227   $  12,977,353   $ 218,800,204
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   316,238      12,549,606         861,829      19,531,295     199,866,287
Contract purchase payments                               311,427       1,739,826         783,975       3,383,653      25,697,795
Net transfers(1)                                         372,467       1,204,102         272,407      (1,249,875)    (28,340,045)
Transfers for policy loans                               (18,722)       (163,323)         (5,081)       (154,530)     (1,111,066)
Policy charges                                           (48,252)       (509,058)        (88,671)       (719,871)    (10,345,034)
Contract terminations:
    Surrender benefits                                    (4,821)       (462,488)        (27,504)       (697,602)    (10,586,110)
    Death benefits                                            --          (7,009)           (125)           (529)        (51,383)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         928,337      14,351,656       1,796,830      20,092,541     175,130,444
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      PUT VT
                                                      VISTA,          RVS VP          RVS VP          RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               CL IB            BAL          CASH MGMT       DIV BOND       DIV EQ INC
OPERATIONS
Investment income (loss) -- net                    $    (108,254)  $   1,986,518   $     (20,731)  $   2,382,192   $     698,932
Net realized gain (loss) on sales of investments        (233,101)        567,780             (51)         43,053         111,409
Distributions from capital gains                              --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          2,302,913      25,044,835              46       1,477,380      18,388,310
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,961,558      27,599,133         (20,736)      3,902,625      19,198,651
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             2,318,991      16,936,255      31,907,818      13,035,857      18,702,736
Net transfers(1)                                      (2,018,300)    336,141,273      31,042,222      78,223,080      59,397,027
Transfers for policy loans                               (88,115)       (574,893)         (1,729)       (249,329)       (445,383)
Policy charges                                          (476,266)    (11,684,027)     (7,520,845)     (5,258,093)     (3,686,848)
Contract terminations:
    Surrender benefits                                  (373,369)    (11,446,492)     (3,056,560)     (3,606,866)     (3,377,108)
    Death benefits                                        (4,804)       (120,815)             --         (10,065)        (45,697)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (641,863)    329,251,301      52,370,906      82,134,584      70,544,727
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       11,578,066       7,914,513      31,858,837      38,240,180      58,292,066
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  12,897,761   $ 364,764,947   $  84,209,007   $ 124,277,389   $ 148,035,444
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                21,382,978       9,053,226      30,104,254      30,824,883      52,001,215
Contract purchase payments                             4,122,056      18,820,586      30,213,637      10,340,335      16,038,842
Net transfers(1)                                      (3,556,555)    381,963,384      29,512,774      63,665,239      51,316,397
Transfers for policy loans                              (155,066)       (636,891)         (1,521)       (197,371)       (386,377)
Policy charges                                          (857,441)    (14,176,126)     (7,154,830)     (4,451,354)     (3,321,752)
Contract terminations:
    Surrender benefits                                  (662,860)    (12,626,292)     (2,897,991)     (2,867,281)     (2,877,989)
    Death benefits                                        (7,631)       (119,250)             --          (7,943)        (39,331)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      20,265,481     382,278,637      79,776,323      97,306,508     112,731,005
=================================================================================================================================

See accompanying notes to financial statements.


54 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                                      RVS VP                          RVS VP
                                                      RVS VP          GLOBAL          RVS VP         HI YIELD         RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)             EMER MKTS         BOND             GRO            BOND          INTL OPP
OPERATIONS
Investment income (loss) -- net                    $     151,235   $     566,808   $    (165,167)  $   2,916,973   $     201,423
Net realized gain (loss) on sales of investments          20,521          18,838        (203,332)        158,866          66,648
Distributions from capital gains                         149,809              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                          1,257,787       1,208,992       2,537,351       1,885,168      24,769,406
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,579,352       1,794,638       2,168,852       4,961,007      25,037,477
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             1,500,921       3,160,566       6,585,631       8,659,584      10,051,746
Net transfers(1)                                       4,814,267       5,557,534        (778,205)     10,206,554     175,624,073
Transfers for policy loans                               (64,626)        (87,424)       (258,468)       (140,819)       (572,582)
Policy charges                                          (233,229)       (696,797)     (1,217,573)     (2,060,544)     (4,684,976)
Contract terminations:
    Surrender benefits                                  (138,931)       (600,688)       (956,291)     (2,282,216)     (5,232,999)
    Death benefits                                            --          (3,777)         (4,254)        (16,512)        (24,638)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         5,878,402       7,329,414       3,370,840      14,366,047     175,160,624
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,071,009      13,971,893      26,308,621      39,283,554       2,867,813
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  10,528,763   $  23,095,945   $  31,848,313   $  58,610,608   $ 203,065,914
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,110,119      10,178,957      56,630,057      35,448,389       4,591,024
Contract purchase payments                             1,432,683       2,273,861      14,141,594       7,525,403      15,438,455
Net transfers(1)                                       4,542,042       4,003,676      (1,667,696)      8,922,877     275,937,287
Transfers for policy loans                               (60,584)        (62,651)       (556,649)       (121,440)       (862,086)
Policy charges                                          (227,097)       (522,581)     (2,685,983)     (1,858,497)     (7,654,639)
Contract terminations:
    Surrender benefits                                  (130,841)       (436,668)     (2,057,603)     (1,992,442)     (8,007,733)
    Death benefits                                            --          (2,800)         (9,156)        (14,470)        (37,062)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       8,666,322      15,431,794      63,794,564      47,909,820     279,405,246
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP          RVS VP       RVS VP SHORT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)             LG CAP EQ      MID CAP GRO       NEW DIM         S&P 500        DURATION
OPERATIONS
Investment income (loss) -- net                    $     380,753   $     (23,678)  $     211,033   $     244,476   $     561,905
Net realized gain (loss) on sales of investments         (52,388)          7,434        (781,066)         90,179         (53,716)
Distributions from capital gains                              --              --              --              --          14,221
Net change in unrealized appreciation or
  depreciation of investments                         32,023,302         308,134       4,127,842       3,671,719        (444,475)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     32,351,667         291,890       3,557,809       4,006,374          77,935
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                            30,015,962       1,568,918      29,821,729       7,415,911       7,989,550
Net transfers(1)                                     529,297,063         752,956      (8,444,096)      8,464,493      19,079,254
Transfers for policy loans                              (631,379)         (7,856)     (1,048,024)       (168,552)       (130,326)
Policy charges                                       (17,094,561)       (223,997)     (6,622,779)     (1,654,358)     (2,689,931)
Contract terminations:
    Surrender benefits                               (17,204,548)        (40,589)     (5,855,193)     (1,365,251)     (1,827,301)
    Death benefits                                       (58,159)             --         (46,807)         (1,949)        (18,640)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       524,324,378       2,049,432       7,804,830      12,690,294      22,402,606
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,557,820       1,477,584     141,167,363      32,887,491      25,493,037
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 562,233,865   $   3,818,906   $ 152,530,002   $  49,584,159   $  47,973,578
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 8,140,134       1,415,803     172,470,581      42,898,335      21,369,311
Contract purchase payments                            44,685,804       1,506,080      37,050,588       9,510,503       6,702,502
Net transfers(1)                                     783,035,118         730,533     (10,258,542)     10,896,295      16,565,178
Transfers for policy loans                              (891,940)         (7,874)     (1,303,732)       (215,934)       (109,075)
Policy charges                                       (26,898,632)       (222,227)     (8,560,373)     (2,154,386)     (2,392,316)
Contract terminations:
    Surrender benefits                               (25,581,577)        (38,057)     (7,268,512)     (1,746,254)     (1,533,532)
    Death benefits                                       (86,932)             --         (56,926)         (2,385)        (18,550)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     782,401,975       3,384,258     182,073,084      59,186,174      40,583,518
=================================================================================================================================

See accompanying notes to financial statements.


56 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      RVS VP          RVS VP          RVS VP           ROYCE         THIRD AVE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)            SM CAP ADV      SM CAP VAL     STRATEGY AGGR     MICRO-CAP          VAL
OPERATIONS
Investment income (loss) -- net                    $    (203,067)  $     (38,596)  $     (71,091)  $    (806,976)  $    (360,840)
Net realized gain (loss) on sales of investments         148,412           4,561        (286,957)        187,021         567,240
Distributions from capital gains                       1,187,181         563,015              --       7,380,693       1,051,285
Net change in unrealized appreciation or
  depreciation of investments                          2,839,963         437,236       1,011,324       4,398,753      16,800,031
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      3,972,489         966,216         653,276      11,159,491      18,057,716
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             4,425,925       2,638,963       1,652,739      12,774,915      13,056,347
Net transfers(1)                                       5,590,671       2,541,256        (900,800)     10,060,741       6,986,930
Transfers for policy loans                              (117,479)        (14,469)        (80,349)       (552,193)       (953,286)
Policy charges                                          (885,387)       (316,990)       (386,113)     (2,962,455)     (3,194,540)
Contract terminations:
    Surrender benefits                                  (866,603)        (51,628)       (292,562)     (3,270,540)     (4,010,043)
    Death benefits                                       (16,689)             --              --         (26,709)        (10,399)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,130,438       4,797,132          (7,085)     16,023,759      11,875,009
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       16,996,298       1,919,890       7,795,627      76,362,864      88,028,370
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  29,099,225   $   7,683,238   $   8,441,818   $ 103,546,114   $ 117,961,095
=================================================================================================================================.

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                15,293,052       1,739,000      15,708,263      40,575,024      49,538,789
Contract purchase payments                             3,821,809       2,253,892       3,377,052       6,539,992       6,960,935
Net transfers(1)                                       4,822,122       2,186,029      (1,835,136)      5,186,738       3,783,614
Transfers for policy loans                              (101,555)        (12,331)       (165,405)       (284,676)       (502,566)
Policy charges                                          (785,307)       (272,356)       (794,623)     (1,573,714)     (1,785,066)
Contract terminations:
    Surrender benefits                                  (750,409)        (43,190)       (601,425)     (1,665,679)     (2,121,274)
    Death benefits                                       (13,457)             --              --         (13,268)         (5,650)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      22,286,255       5,851,044      15,688,726      48,764,417      55,868,782
=================================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 57

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------------------
                                                      WANGER          WANGER         WF ADV VT       WF ADV VT       WF ADV VT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)            INTL SM CAP     U.S. SM CO      ASSET ALLOC      INTL CORE          OPP
OPERATIONS
Investment income (loss) -- net                    $    (131,505)  $    (621,463)  $      14,534   $      (2,155)  $     (12,888)
Net realized gain (loss) on sales of investments          65,326         136,831           3,295           1,166          11,005
Distributions from capital gains                              --              --          28,270              --              --
Net change in unrealized appreciation or
  depreciation of investments                         10,984,525      12,717,292          67,071          44,662         245,544
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     10,918,346      12,232,660         113,170          43,673         243,661
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             8,201,681      15,084,480         407,262         211,462         643,025
Net transfers(1)                                      14,376,820      15,415,519         647,173         153,709         464,109
Transfers for policy loans                              (349,107)       (535,544)           (333)         (2,569)           (978)
Policy charges                                        (1,303,880)     (2,526,746)        (68,643)        (24,892)       (100,262)
Contract terminations:
    Surrender benefits                                (1,293,142)     (2,664,312)         (7,994)         (2,254)        (10,762)
    Death benefits                                        (5,764)        (14,783)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        19,626,608      24,758,614         977,465         335,456         995,132
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       26,054,593      52,912,969         472,528         137,195         817,788
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  56,599,547   $  89,904,243   $   1,563,163   $     516,324   $   2,056,581
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                35,693,830      38,763,034         440,628         133,773         793,662
Contract purchase payments                            10,206,132      10,613,214         373,699         207,784         586,557
Net transfers(1)                                      17,866,798      10,888,012         600,923         150,934         427,036
Transfers for policy loans                              (438,885)       (379,596)           (303)         (2,508)           (835)
Policy charges                                        (1,674,253)     (1,845,739)        (62,881)        (24,421)        (91,413)
Contract terminations:
    Surrender benefits                                (1,587,053)     (1,866,902)         (7,079)         (2,156)         (9,643)
    Death benefits                                        (7,427)        (10,454)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      60,059,142      56,161,569       1,344,987         463,406       1,705,364
=================================================================================================================================

See accompanying notes to financial statements.


58 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    SEGREGATED
                                                                                                                       ASSET
                                                                                                                    SUBACCOUNT
                                                                                                                   --------------
                                                                                                                     WF ADV VT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                                            SM CAP GRO
OPERATIONS
Investment income (loss) -- net                                                                                    $      (6,871)
Net realized gain (loss) on sales of investments                                                                           5,998
Distributions from capital gains                                                                                              --
Net change in unrealized appreciation or depreciation of investments                                                     119,675
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                          118,802
=================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                                                               472,088
Net transfers(1)                                                                                                         287,125
Transfers for policy loans                                                                                                (7,779)
Policy charges                                                                                                           (61,258)
Contract terminations:
    Surrender benefits                                                                                                    (7,726)
    Death benefits                                                                                                            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                           682,450
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                          390,822
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                          $   1,192,074
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                   380,408
Contract purchase payments                                                                                               448,760
Net transfers(1)                                                                                                         273,224
Transfers for policy loans                                                                                                (7,652)
Policy charges                                                                                                           (58,328)
Contract terminations:
    Surrender benefits                                                                                                    (7,517)
    Death benefits                                                                                                            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                       1,028,895
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 59

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law as a segregated asset account of IDS Life. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by IDS Life. The following is a list of each variable life insurance product funded through the Variable Account.

RiverSource(SM) Single Premium Variable Life
RiverSource Succession Select(SM) Variable Life Insurance
RiverSource(SM) Variable Second-To-Die Life Insurance*
RiverSource(SM) Variable Universal Life
RiverSource(SM) Variable Universal Life III
RiverSource(SM) Variable Universal Life IV
RiverSource(SM) Variable Universal Life IV - Estate Series
IDS Life Single Premium Variable Life Insurance Policy (IDSL SPVL)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds). The Funds are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                          FUND
--------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I              AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II             AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I               AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II              AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I               AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                   AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I              AIM V.I. Financial Services Fund, Series I Shares
AIM VI Tech, Ser I                  AIM V.I. Technology Fund, Series I Shares(1)
AB VPS Gro & Inc, Cl B              AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B               AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I                    American Century VP International, Class I
AC VP Intl, Cl II                   American Century VP International, Class II
AC VP Val, Cl I                     American Century VP Value, Class I
AC VP Val, Cl II                    American Century VP Value, Class II
Calvert VS Social Bal               Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B               Columbia High Yield Fund, Variable Series, Class B(2)
CS Mid-Cap Gro                      Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                       Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2      Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Gro & Inc, Serv Cl          Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2        Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl            Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl           Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2         FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2           FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Structd Sm Cap Eq            Goldman Sachs VIT Structured Small Cap Equity Fund
                                       (previously Goldman Sachs VIT Core(SM) Small Cap Equity Fund)
GS VIT Structd U.S. Eq              Goldman Sachs VIT Structured U.S. Equity Fund
                                       (previously Goldman Sachs VIT Core(SM) U.S. Equity Fund)
GS VIT Mid Cap Val                  Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv       Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv          Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv       Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq               Lazard Retirement International Equity Portfolio
--------------------------------------------------------------------------------------------------------------------


60 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT                          FUND
--------------------------------------------------------------------------------------------------------------------
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II           Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II           Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB       Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IB              Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB          Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                          RiverSource(SM) Variable Portfolio - Balanced Fund(3)
                                       (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                    RiverSource(SM) Variable Portfolio - Cash Management Fund(4)
                                       (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Core Bond                    RiverSource(SM) Variable Portfolio - Core Bond Fund
                                       (previously AXP(R) Variable Portfolio - Core Bond Fund)
RVS VP Div Bond                     RiverSource(SM) Variable Portfolio - Diversified Bond Fund(5)
                                       (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                   RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund(6)
                                       (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                    RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                       (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Global Bond                  RiverSource(SM) Variable Portfolio - Global Bond Fund
                                       (previously AXP(R) Variable Portfolio - Global Bond Fund)
RVS VP Global Inflation Prot Sec    RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund
                                       (previously AXP(R) Variable Portfolio - Inflation Protected Securities Fund)
RVS VP Gro                          RiverSource(SM) Variable Portfolio - Growth Fund
                                       (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond                RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                       (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Inc Opp                      RiverSource(SM) Variable Portfolio - Income Opportunities Fund
                                       (previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RVS VP Intl Opp                     RiverSource(SM) Variable Portfolio - International Opportunity Fund(7)
                                       (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                    RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(8),(9)
                                       (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP Lg Cap Val                   RiverSource(SM) Variable Portfolio - Large Cap Value Fund
                                       (previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                  RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(10)
                                       (previously AXP(R) Variable Portfolio - Equity Select Fund)
RVS VP Mid Cap Val                  RiverSource(SM) Variable Portfolio - Mid Cap Value Fund
                                       (previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RVS VP New Dim                      RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(9)
                                       (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP S&P 500                      RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                       (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Select Val                   RiverSource(SM) Variable Portfolio - Select Value Fund
                                       (previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RVS VP Short Duration               RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund(11)
                                       (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv                   RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                       (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RVS VP Sm Cap Val                   RiverSource(SM) Variable Portfolio - Small Cap Value Fund
                                       (previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RVS VP Strategy Aggr                RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(10)
                                       (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
--------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 61

SUBACCOUNT                          FUND
--------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                     Royce Micro-Cap Portfolio
Third Ave Val                       Third Avenue Value Portfolio
Wanger Intl Sm Cap                  Wanger International Small Cap
Wanger U.S. Sm Co                   Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc               Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                 Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                       Wells Fargo Advantage VT Opportunity Fund(12)
WF Adv VT Sm Cap Gro                Wells Fargo Advantage VT Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------

(1)   INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology
      Fund, Series I Shares on April 30, 2004.

(2)   Columbia High Yield Fund, Variable Series, Class B merged into Nations
      High Yield Portfolio, Class B on April 28, 2006. Nations High Yield Bond
      Portfolio, Class B changed its name back to Columbia High Yield Fund,
      Variable Series, Class B on April 28, 2006.

(3)   IDS Life Series Fund - Managed Portfolio merged into AXP(R) Variable
      Portfolio - Managed Fund on July 9, 2004.

(4)   IDS Life Series Fund - Money Market Portfolio merged into AXP(R)
      Variable Portfolio - Cash Management Fund on July 9, 2004.

(5)   IDS Life Series Fund - Income Portfolio merged into AXP(R) Variable
      Portfolio - Diversified Bond Fund on July 9, 2004.

(6)   IDS Life Series Fund - Equity Income Portfolio merged into AXP(R)
      Variable Portfolio - Diversified Equity Income Fund on July 9, 2004.

(7)   IDS Life Series Fund - International Equity Portfolio merged into AXP
      (R) Variable Portfolio - Threadneedle International Fund on July 9,
      2004.

(8)   IDS Life Series Fund - Equity Portfolio, AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July
      9, 2004.

(9) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on
      March 17, 2006.

(10) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March
      17, 2006.

(11)  IDS Life Series Fund - Government Securities Portfolio merged into AXP
      (R) Variable Portfolio - Short Duration U.S. Government Fund on July 9,
      2004.

(12)  The Investor Class and Advisor Class shares of the Strong Opportunity
      Fund II reorganized into the Wells Fargo Advantage VT Opportunity Fund on or about April 11, 2005.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the variable life insurance policies.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life.

CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.


62 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. IDS Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.5% or 0.9% of the average daily net assets of each subaccount depending on the product selected.

IDS Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the IDSL SPVL product. This charge compensates IDS Life for the risk it assumes by providing a guaranteed minimum death benefit.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life deducts a premium expense charge from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $23,369,239 in 2005 and $20,712,481 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 63

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                       PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                         0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                                  0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                        0.630% to 0.555%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                                 0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                        0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                                 1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                      0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund            0.490% to 0.415%
RiverSource(SM) Variable Portfolio - Growth Fund                                           0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                                  0.620% to 0.545%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                             0.640% to 0.565%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                        0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                                 0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                                  0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                   0.650% to 0.560%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                    0.730% to 0.610%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                                0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                    0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Select Value Fund                                     0.810% to 0.720%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund                   0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                              0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                                  1.020% to 0.920%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                              0.650% to 0.575%
------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio - Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Large Cap Value Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - Mid Cap Value Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Select Value Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Small Cap Value Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


64 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                       PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                        0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                                 0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                                 0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                      0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund            0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                                  0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                             0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                        0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                   0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                    0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                    0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Select Value Fund                                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund                   0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                              0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                                  0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                              0.060% to 0.030%
------------------------------------------------------------------------------------------------------------

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                                       PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                         0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                                  0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                        0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                                 0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                        0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                                 0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                      0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund            0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Growth Fund                                           0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                                  0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                             0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                        0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                                 0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                                  0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                   0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                    0.050% to 0.020%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                                0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                    0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Select Value Fund                                     0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund                   0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                              0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                                  0.080% to 0.055%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                              0.060% to 0.035%
------------------------------------------------------------------------------------------------------------

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life.

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 65

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:

SUBACCOUNT                         FUND                                                                                  PURCHASES
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares                               $   5,839,257
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares                                  3,607,520
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares                                    1,597,047
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares                                   1,554,474
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares                                            7,586,969
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares                                                 242,639
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares                                       304,744
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares                                               333,034
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)                           6,844,457
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)                        12,758,287
AC VP Intl, Cl I                   American Century VP International, Class I                                            3,765,631
AC VP Intl, Cl II                  American Century VP International, Class II                                           2,430,053
AC VP Val, Cl I                    American Century VP Value, Class I                                                   25,987,184
AC VP Val, Cl II                   American Century VP Value, Class II                                                   9,266,529
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio                               2,418,336
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B                                       31,513
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio                                          406,832
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio                                        600,155
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2                                     1,526,477
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class                               9,456,973
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2                             8,993,479
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class                                      24,639,628
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    18,286,373
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class                                      7,307,381
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2                                    4,337,380
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2                                           25,679,939
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            13,262,365
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2                                        3,350,746
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2                                   10,544,014
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund                                    2,381,579
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund                                        27,182,891
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund                                                 49,936,693
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares                        1,010,947
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares                     7,763,604
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                             740,177
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio                                     12,432,841
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class                                  5,355,738
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class                                           1,519,698
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class                                               1,944,164
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares                                    75,772
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                79,070
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares                                      267,588
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares                                 2,254,089
Pioneer Europe VCT, Cl II          Pioneer Europe VCT Portfolio - Class II Shares                                          211,065
Put VT Health Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares                                        741,794
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares                                           3,847,090
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares                                 1,022,866
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares                      1,841,904
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares                                    3,346,878
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares                                                  844,073
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund                                   23,088,432
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund                            24,577,734
RVS VP Core Bond                   RiverSource(SM) Variable Portfolio - Core Bond Fund                                      83,427
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund                           26,536,334
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                 102,974,872
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund                           16,085,363
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund                                14,464,592
RVS VP Global Inflation Prot Sec   RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund          71,543
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund                                     31,181,348
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund                            18,891,965
RVS VP Inc Opp                     RiverSource(SM) Variable Portfolio - Income Opportunities Fund                           24,301
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund                   7,555,945
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                           11,287,410
-----------------------------------------------------------------------------------------------------------------------------------


66 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT                         FUND                                                                                  PURCHASES
-----------------------------------------------------------------------------------------------------------------------------------
RVS VP Lg Cap Val                  RiverSource(SM) Variable Portfolio - Large Cap Value Fund                         $       8,201
RVS VP Mid Cap Gro                 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                              1,740,457
RVS VP Mid Cap Val                 RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                 116,591
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                           4,950,304
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                              10,678,282
RVS VP Select Val                  RiverSource(SM) Variable Portfolio - Select Value Fund                                   10,292
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund              6,988,528
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                         8,127,979
RVS VP Sm Cap Val                  RiverSource(SM) Variable Portfolio - Small Cap Value Fund                             5,391,409
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           514,841
Royce Micro-Cap                    Royce Micro-Cap Portfolio                                                             5,732,611
Third Ave Val                      Third Avenue Value Portfolio                                                         14,830,341
Wanger Intl Sm Cap                 Wanger International Small Cap                                                       27,741,722
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies                                                        27,896,055
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund                                        1,495,537
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund                                        443,513
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund                                               709,289
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund                                          894,528
-----------------------------------------------------------------------------------------------------------------------------------

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2005:

                     AIM VI CAP        AIM VI CAP         AIM VI CAP       AIM VI CAP       AIM VI CORE
PRICE LEVEL          APPR, SER I      APPR, SER II        DEV, SER I      DEV, SER II        EQ, SER I
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       0.73               1.18              1.19             1.26              1.58
---------------------------------------------------------------------------------------------------------

                                         AIM VI                               AB VPS           AB VPS
                     AIM VI DYN,        FIN SERV,        AIM VI TECH,       GRO & INC,        INTL VAL,
PRICE LEVEL             SER I             SER I             SER I              CL B             CL B
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       1.32               1.21              1.04             1.17              1.69
---------------------------------------------------------------------------------------------------------

                     AC VP INTL,       AC VP INTL,        AC VP VAL,        AC VP VAL,       CALVERT VS
PRICE LEVEL              CL I             CL II              CL I             CL II          SOCIAL BAL
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       0.79               1.27              1.51             1.29              1.04
---------------------------------------------------------------------------------------------------------

                                                                              EG VA            FID VIP
                    COL HI YIELD,      CS MID-CAP         CS SM CAP        FUNDAMENTAL       GRO & INC,
PRICE LEVEL            VS CL B             GRO               GRO           LG CAP, CL 2        SERV CL
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       1.00               0.96              1.19             1.09              1.01
---------------------------------------------------------------------------------------------------------

                       FID VIP          FID VIP            FID VIP           FID VIP           FID VIP
                      GRO & INC,        MID CAP,           MID CAP,         OVERSEAS,         OVERSEAS,
PRICE LEVEL           SERV CL 2         SERV CL           SERV CL 2          SERV CL          SERV CL 2
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       1.21               2.00              1.69             1.02              1.44
---------------------------------------------------------------------------------------------------------

                    FTVIPT FRANK      FTVIPT FRANK          FTVIPT            FTVIPT           GS VIT
                      REAL EST,        SM CAP VAL,      MUTUAL SHARES        TEMP FOR        STRUCTD SM
PRICE LEVEL             CL 2              CL 2            SEC, CL 2         SEC, CL 2          CAP EQ
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       2.47               1.99              1.26             1.22              1.55
---------------------------------------------------------------------------------------------------------

                                         GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                    GS VIT STRUCTD       MID CAP         GLOBAL TECH,       INTL GRO,       MID CAP GRO,
PRICE LEVEL            U.S. EQ             VAL               SERV              SERV             SERV
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       0.94               2.23              0.42             0.96              0.57
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 67


                    LAZARD RETIRE      MFS INV GRO       MFS NEW DIS,     MFS UTILITIES,    OPPEN GLOBAL
PRICE LEVEL            INTL EQ       STOCK, SERV CL        SERV CL           SERV CL        SEC VA, SERV
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       1.02               0.67              0.89             1.77              1.08
---------------------------------------------------------------------------------------------------------

                    OPPEN MAIN ST         OPPEN            PIONEER           PIONEER        PUT VT HEALTH
                        SM CAP       STRATEGIC BOND         EQ INC            EUROPE          SCIENCES,
PRICE LEVEL            VA, SERV         VA, SERV          VCT, CL II        VCT, CL II          CL IB
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       1.06               1.00              1.21             1.36              1.20
---------------------------------------------------------------------------------------------------------

                        PUT VT           PUT VT             PUT VT            PUT VT           PUT VT
                      HI YIELD,         INTL EQ,        INTL NEW OPP,        NEW OPP,          VISTA,
PRICE LEVEL             CL IB             CL IB             CL IB             CL IA             CL IB
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       1.28               1.32              0.76             1.37              0.71
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            RVS VP           RVS VP
PRICE LEVEL              BAL            CASH MGMT         CORE BOND          DIV BOND        DIV EQ INC
                    -------------------------------------------------------------------------------------
0.65%               $       1.12     $         1.02    $           --     $       1.05     $          --
0.90%                       0.98               1.07              1.00             1.30              1.48
---------------------------------------------------------------------------------------------------------

                                         RVS VP             RVS VP                             RVS VP
                        RVS VP           GLOBAL        GLOBAL INFLATION       RVS VP          HI YIELD
PRICE LEVEL           EMER MKTS           BOND             PROT SEC            GRO              BOND
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       1.61               1.41              1.01             0.54              1.26
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            RVS VP           RVS VP
PRICE LEVEL            INC OPP          INTL OPP          LG CAP EQ         LG CAP VAL       MID CAP GRO
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $         1.12     $         --     $          --
0.90%                       1.00               0.82              0.75             1.03              1.23
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            RVS VP           RVS VP
PRICE LEVEL          MID CAP VAL        NEW DIM            S&P 500          SELECT VAL     SHORT DURATION
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $        1.01
0.90%                       1.06               0.84              0.87             0.99              1.20
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            ROYCE           THIRD AVE
PRICE LEVEL           SM CAP ADV       SM CAP VAL       STRATEGY AGGR       MICRO-CAP            VAL
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       1.36               1.38              0.58             2.35              2.40
---------------------------------------------------------------------------------------------------------

                        WANGER           WANGER           WF ADV VT         WF ADV VT         WF ADV VT
PRICE LEVEL          INTL SM CAP       U.S. SM CO        ASSET ALLOC        INTL CORE            OPP
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                       1.14               1.77              1.21             1.21              1.29
---------------------------------------------------------------------------------------------------------

                                                                                              WF ADV VT
PRICE LEVEL                                                                                  SM CAP GRO
                                                                                           --------------
0.65%                                                                                      $          --
0.90%                                                                                               1.22
---------------------------------------------------------------------------------------------------------


68 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2005:

                      AIM VI CAP       AIM VI CAP         AIM VI CAP        AIM VI CAP       AIM VI CORE
PRICE LEVEL          APPR, SER I      APPR, SER II        DEV, SER I       DEV, SER II        EQ, SER I
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 31,303,843          6,402,321        11,370,172        2,529,861       179,117,535
---------------------------------------------------------------------------------------------------------
Total                 31,303,843          6,402,321        11,370,172        2,529,861       179,117,535
---------------------------------------------------------------------------------------------------------

                                         AIM VI                               AB VPS           AB VPS
                     AIM VI DYN,        FIN SERV,        AIM VI TECH,       GRO & INC,        INTL VAL,
PRICE LEVEL             SER I             SER I             SER I              CL B             CL B
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                    543,844            574,303           903,572       11,479,016        13,591,097
---------------------------------------------------------------------------------------------------------
Total                    543,844            574,303           903,572       11,479,016        13,591,097
---------------------------------------------------------------------------------------------------------

                     AC VP INTL,       AC VP INTL,        AC VP VAL,        AC VP VAL,       CALVERT VS
PRICE LEVEL              CL I             CL II              CL I             CL II          SOCIAL BAL
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 37,105,900          4,671,924        81,803,295       13,802,559         7,999,846
---------------------------------------------------------------------------------------------------------
Total                 37,105,900          4,671,924        81,803,295       13,802,559         7,999,846
---------------------------------------------------------------------------------------------------------

                                                                              EG VA            FID VIP
                    COL HI YIELD,      CS MID-CAP         CS SM CAP        FUNDAMENTAL       GRO & INC,
PRICE LEVEL            VS CL B             GRO               GRO           LG CAP, CL 2        SERV CL
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                     31,265          4,219,414        17,235,293        2,220,670       110,214,411
---------------------------------------------------------------------------------------------------------
Total                     31,265          4,219,414        17,235,293        2,220,670       110,214,411
---------------------------------------------------------------------------------------------------------

                       FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                      GRO & INC,        MID CAP,           MID CAP,         OVERSEAS,         OVERSEAS,
PRICE LEVEL           SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 21,756,762        113,269,739        27,046,296       44,720,166         8,634,798
---------------------------------------------------------------------------------------------------------
Total                 21,756,762        113,269,739        27,046,296       44,720,166         8,634,798
---------------------------------------------------------------------------------------------------------

                     FTVIPT FRANK     FTVIPT FRANK          FTVIPT            FTVIPT           GS VIT
                      REAL EST,        SM CAP VAL,      MUTUAL SHARES        TEMP FOR        STRUCTD SM
PRICE LEVEL              CL 2             CL 2            SEC, CL 2         SEC, CL 2          CAP EQ
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 43,698,391         23,267,706         5,331,492       57,133,641         8,156,632
---------------------------------------------------------------------------------------------------------
Total                 43,698,391         23,267,706         5,331,492       57,133,641         8,156,632
---------------------------------------------------------------------------------------------------------

                                         GS VIT          JANUS ASPEN       JANUS ASPEN      JANUS ASPEN
                    GS VIT STRUCTD       MID CAP         GLOBAL TECH,       INTL GRO,      MID CAP GRO,
PRICE LEVEL            U.S. EQ             VAL               SERV              SERV            SERV
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 75,356,849         69,180,608        20,674,047       48,928,295        20,736,843
---------------------------------------------------------------------------------------------------------
Total                 75,356,849         69,180,608        20,674,047       48,928,295        20,736,843
---------------------------------------------------------------------------------------------------------

                    LAZARD RETIRE      MFS INV GRO       MFS NEW DIS,     MFS UTILITIES,    OPPEN GLOBAL
PRICE LEVEL            INTL EQ       STOCK, SERV CL        SERV CL           SERV CL        SEC VA, SERV
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 45,316,524         53,002,892        30,257,997        1,757,499            71,682
---------------------------------------------------------------------------------------------------------
Total                 45,316,524         53,002,892        30,257,997        1,757,499            71,682
---------------------------------------------------------------------------------------------------------

                    OPPEN MAIN ST         OPPEN            PIONEER           PIONEER        PUT VT HEALTH
                        SM CAP       STRATEGIC BOND         EQ INC            EUROPE          SCIENCES,
PRICE LEVEL            VA, SERV         VA, SERV          VCT, CL II        VCT, CL II          CL IB
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                     73,106            267,980         3,162,300          242,170         1,519,537
---------------------------------------------------------------------------------------------------------
Total                     73,106            267,980         3,162,300          242,170         1,519,537
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 69

                        PUT VT           PUT VT             PUT VT            PUT VT           PUT VT
                      HI YIELD,         INTL EQ,        INTL NEW OPP,        NEW OPP,          VISTA,
PRICE LEVEL             CL IB             CL IB             CL IB             CL IA             CL IB
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 14,202,500          2,512,321        20,915,832      149,195,541        18,854,169
---------------------------------------------------------------------------------------------------------
Total                 14,202,500          2,512,321        20,915,832      149,195,541        18,854,169
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            RVS VP           RVS VP
PRICE LEVEL              BAL            CASH MGMT         CORE BOND          DIV BOND        DIV EQ INC
                    -------------------------------------------------------------------------------------
0.65%                 11,788,352            908,980                --        2,355,189                --
0.90%                328,989,186         71,166,832            81,570      109,343,351       179,393,654
---------------------------------------------------------------------------------------------------------
Total                340,777,538         72,075,812            81,570      111,698,540       179,393,654
---------------------------------------------------------------------------------------------------------

                                         RVS VP             RVS VP                             RVS VP
                        RVS VP           GLOBAL        GLOBAL INFLATION       RVS VP          HI YIELD
PRICE LEVEL           EMER MKTS           BOND             PROT SEC            GRO              BOND
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 19,619,524         24,417,085            69,892      123,244,315        58,224,816
---------------------------------------------------------------------------------------------------------
Total                 19,619,524         24,417,085            69,892      123,244,315        58,224,816
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            RVS VP           RVS VP
PRICE LEVEL            INC OPP          INTL OPP          LG CAP EQ         LG CAP VAL       MID CAP GRO
                    -------------------------------------------------------------------------------------
0.65%                         --                 --         4,087,302               --                --
0.90%                     23,226        265,961,933       672,152,770            7,782         4,302,893
---------------------------------------------------------------------------------------------------------
Total                     23,226        265,961,933       676,240,072            7,782         4,302,893
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            RVS VP           RVS VP
PRICE LEVEL          MID CAP VAL         NEW DIM           S&P 500          SELECT VAL     SHORT DURATION
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --         1,748,138
0.90%                    110,840        145,585,240        67,699,407           10,142        37,276,955
---------------------------------------------------------------------------------------------------------
Total                    110,840        145,585,240        67,699,407           10,142        39,025,093
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            ROYCE           THIRD AVE
PRICE LEVEL           SM CAP ADV       SM CAP VAL       STRATEGY AGGR       MICRO-CAP            VAL
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 23,709,872          8,998,422        13,930,583       45,852,354        59,381,128
---------------------------------------------------------------------------------------------------------
Total                 23,709,872          8,998,422        13,930,583       45,852,354        59,381,128
---------------------------------------------------------------------------------------------------------

                        WANGER           WANGER           WF ADV VT         WF ADV VT         WF ADV VT
PRICE LEVEL          INTL SM CAP       U.S. SM CO        ASSET ALLOC        INTL CORE            OPP
                    -------------------------------------------------------------------------------------
0.65%                         --                 --                --               --                --
0.90%                 87,136,920         73,417,434         2,353,335          745,533         2,084,002
---------------------------------------------------------------------------------------------------------
Total                 87,136,920         73,417,434         2,353,335          745,533         2,084,002
---------------------------------------------------------------------------------------------------------

                                                                                              WF ADV VT
PRICE LEVEL                                                                                  SM CAP GRO
                                                                                           --------------
0.65%                                                                                                 --
0.90%                                                                                          1,728,908
---------------------------------------------------------------------------------------------------------
Total                                                                                          1,728,908
---------------------------------------------------------------------------------------------------------


70 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The following is a summary of net assets at Dec. 31, 2005:

                      AIM VI CAP       AIM VI CAP         AIM VI CAP       AIM VI CAP        AIM VI CORE
PRICE LEVEL          APPR, SER I      APPR, SER II        DEV, SER I       DEV, SER II        EQ, SER I
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                 22,893,828          7,572,514        13,491,242        3,191,181       283,360,147
---------------------------------------------------------------------------------------------------------
Total               $ 22,893,828     $    7,572,514    $   13,491,242     $  3,191,181     $ 283,360,147
---------------------------------------------------------------------------------------------------------

                                         AIM VI                               AB VPS           AB VPS
                     AIM VI DYN,        FIN SERV,        AIM VI TECH,       GRO & INC,        INTL VAL,
PRICE LEVEL             SER I             SER I             SER I              CL B             CL B
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                    717,486            697,157           939,260       13,426,728        23,004,673
---------------------------------------------------------------------------------------------------------
Total               $    717,486     $      697,157    $      939,260     $ 13,426,728     $  23,004,673
---------------------------------------------------------------------------------------------------------

                     AC VP INTL,       AC VP INTL,        AC VP VAL,        AC VP VAL,       CALVERT VS
PRICE LEVEL              CL I             CL II              CL I             CL II          SOCIAL BAL
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                 29,378,472          5,949,544       123,293,260       17,821,340         8,290,693
---------------------------------------------------------------------------------------------------------
Total               $ 29,378,472     $    5,949,544    $  123,293,260     $ 17,821,340     $   8,290,693
---------------------------------------------------------------------------------------------------------

                                                                              EG VA            FID VIP
                    COL HI YIELD,      CS MID-CAP         CS SM CAP        FUNDAMENTAL       GRO & INC,
PRICE LEVEL            VS CL B             GRO               GRO           LG CAP, CL 2        SERV CL
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                     31,329          4,050,634        20,575,994        2,427,636       111,455,717
---------------------------------------------------------------------------------------------------------
Total               $     31,329     $    4,050,634    $   20,575,994     $  2,427,636     $ 111,455,717
---------------------------------------------------------------------------------------------------------

                       FID VIP          FID VIP            FID VIP           FID VIP           FID VIP
                      GRO & INC,        MID CAP,           MID CAP,         OVERSEAS,         OVERSEAS,
PRICE LEVEL           SERV CL 2         SERV CL           SERV CL 2          SERV CL          SERV CL 2
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                 26,375,288        226,755,617        45,718,014       45,739,706        12,406,948
---------------------------------------------------------------------------------------------------------
Total               $ 26,375,288     $  226,755,617    $   45,718,014     $ 45,739,706     $  12,406,948
---------------------------------------------------------------------------------------------------------

                     FTVIPT FRANK     FTVIPT FRANK          FTVIPT            FTVIPT           GS VIT
                      REAL EST,        SM CAP VAL,      MUTUAL SHARES        TEMP FOR        STRUCTD SM
PRICE LEVEL              CL 2             CL 2            SEC, CL 2         SEC, CL 2          CAP EQ
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                108,134,780         46,374,484         6,691,561       69,697,863        12,681,030
---------------------------------------------------------------------------------------------------------
Total               $108,134,780     $   46,374,484    $    6,691,561     $ 69,697,863     $  12,681,030
---------------------------------------------------------------------------------------------------------

                                         GS VIT          JANUS ASPEN       JANUS ASPEN      JANUS ASPEN
                    GS VIT STRUCTD       MID CAP         GLOBAL TECH,       INTL GRO,      MID CAP GRO,
PRICE LEVEL            U.S. EQ             VAL               SERV              SERV            SERV
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                 71,196,214        154,329,843         8,646,616       46,820,675        11,766,718
---------------------------------------------------------------------------------------------------------
Total               $ 71,196,214     $  154,329,843    $    8,646,616     $ 46,820,675     $  11,766,718
---------------------------------------------------------------------------------------------------------

                    LAZARD RETIRE      MFS INV GRO       MFS NEW DIS,     MFS UTILITIES,    OPPEN GLOBAL
PRICE LEVEL            INTL EQ       STOCK, SERV CL        SERV CL           SERV CL        SEC VA, SERV
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                 46,195,253         35,398,924        26,886,000        3,107,820            77,597
---------------------------------------------------------------------------------------------------------
Total               $ 46,195,253     $   35,398,924    $   26,886,000     $  3,107,820     $      77,597
---------------------------------------------------------------------------------------------------------

                    OPPEN MAIN ST         OPPEN            PIONEER           PIONEER       PUT VT HEALTH
                        SM CAP       STRATEGIC BOND         EQ INC            EUROPE         SCIENCES,
PRICE LEVEL            VA, SERV         VA, SERV          VCT, CL II        VCT, CL II         CL IB
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                     77,278            268,200         3,820,745          329,024         1,827,860
---------------------------------------------------------------------------------------------------------
Total               $     77,278     $      268,200    $    3,820,745     $    329,024     $   1,827,860
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 71

                       PUT VT            PUT VT            PUT VT             PUT VT           PUT VT
                      HI YIELD,         INTL EQ,       INTL NEW OPP,         NEW OPP,          VISTA,
PRICE LEVEL             CL IB            CL IB             CL IB              CL IA             CL IB
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                 18,173,982          3,327,598        15,847,593      203,806,887        13,336,607
---------------------------------------------------------------------------------------------------------
Total               $ 18,173,982     $    3,327,598    $   15,847,593     $203,806,887     $  13,336,607
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            RVS VP           RVS VP
PRICE LEVEL              BAL            CASH MGMT         CORE BOND          DIV BOND        DIV EQ INC
                    -------------------------------------------------------------------------------------
0.65%               $ 13,187,862     $      928,433    $           --     $  2,469,125     $          --
0.90%                321,750,842         76,461,282            82,319      142,165,180       264,999,004
---------------------------------------------------------------------------------------------------------
Total               $334,938,704     $   77,389,715    $       82,319     $144,634,305     $ 264,999,004
---------------------------------------------------------------------------------------------------------

                                         RVS VP             RVS VP                             RVS VP
                        RVS VP           GLOBAL        GLOBAL INFLATION       RVS VP          HI YIELD
PRICE LEVEL           EMER MKTS           BOND             PROT SEC            GRO              BOND
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                 31,607,200         34,407,690            71,634       66,227,843        73,431,890
---------------------------------------------------------------------------------------------------------
Total               $ 31,607,200     $   34,407,690    $       71,634     $ 66,227,843     $  73,431,890.
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            RVS VP           RVS VP
PRICE LEVEL            INC OPP          INTL OPP          LG CAP EQ         LG CAP VAL       MID CAP GRO
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $    4,587,666     $         --     $          --
0.90%                     24,304        218,124,817       506,738,088            8,039         5,299,253
---------------------------------------------------------------------------------------------------------
Total               $     24,304     $  218,124,817    $  511,325,754     $      8,039     $   5,299,253
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            RVS VP           RVS VP
PRICE LEVEL          MID CAP VAL         NEW DIM           S&P 500          SELECT VAL     SHORT DURATION
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $   1,772,956
0.90%                    117,492        122,445,944        58,685,770           10,079        44,744,128
---------------------------------------------------------------------------------------------------------
Total               $    117,492     $  122,445,944    $   58,685,770     $     10,079     $  46,517,084
---------------------------------------------------------------------------------------------------------

                        RVS VP           RVS VP             RVS VP            ROYCE           THIRD AVE
PRICE LEVEL           SM CAP ADV       SM CAP VAL       STRATEGY AGGR       MICRO-CAP            VAL
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                 32,162,290         12,386,072         8,110,707      107,694,778       142,433,203
---------------------------------------------------------------------------------------------------------
Total               $ 32,162,290     $   12,386,072    $    8,110,707     $107,694,778     $ 142,433,203
---------------------------------------------------------------------------------------------------------

                        WANGER           WANGER           WF ADV VT         WF ADV VT         WF ADV VT
PRICE LEVEL          INTL SM CAP       U.S. SM CO        ASSET ALLOC        INTL CORE            OPP
                    -------------------------------------------------------------------------------------
0.65%               $         --     $           --    $           --     $         --     $          --
0.90%                 98,902,228        129,586,322         2,845,781          902,902         2,685,221
---------------------------------------------------------------------------------------------------------
Total               $ 98,902,228     $  129,586,322    $    2,845,781     $    902,902     $   2,685,221
---------------------------------------------------------------------------------------------------------

                                                                                              WF ADV VT
PRICE LEVEL                                                                                  SM CAP GRO
                                                                                           --------------
0.65%                                                                                      $          --
0.90%                                                                                          2,108,964
---------------------------------------------------------------------------------------------------------
Total                                                                                      $   2,108,964
---------------------------------------------------------------------------------------------------------


72 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                  (000S)           LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
AIM VI CAP APPR, SER I
2005                                31,304        $ 0.73  to  $ 0.73         $  22,894
2004                                24,807        $ 0.68  to  $ 0.68         $  16,820
2003                                16,294        $ 0.64  to  $ 0.64         $  10,455
2002                                11,893        $ 0.50  to  $ 0.50         $   5,945
2001                                 6,567        $ 0.67  to  $ 0.67         $   4,380
---------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2005                                 6,402        $ 1.18  to  $ 1.18         $   7,573
2004                                 3,292        $ 1.10  to  $ 1.10         $   3,619
2003                                   673        $ 1.04  to  $ 1.04         $     702
2002                                    33        $ 0.81  to  $ 0.81         $      27
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2005                                11,370        $ 1.19  to  $ 1.19         $  13,491
2004                                11,772        $ 1.09  to  $ 1.09         $  12,859
2003                                 9,204        $ 0.95  to  $ 0.95         $   8,783
2002                                 6,829        $ 0.71  to  $ 0.71         $   4,858
2001                                 4,199        $ 0.91  to  $ 0.91         $   3,833
---------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2005                                 2,530        $ 1.26  to  $ 1.26         $   3,191
2004                                 1,269        $ 1.16  to  $ 1.16         $   1,478
2003                                   226        $ 1.02  to  $ 1.02         $     230
2002                                    25        $ 0.76  to  $ 0.76         $      19
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2005                               179,118        $ 1.58  to  $ 1.58         $ 283,360
2004                               208,156        $ 1.52  to  $ 1.52         $ 315,508
2003                               230,404        $ 1.40  to  $ 1.40         $ 323,384
2002                               244,398        $ 1.14  to  $ 1.14         $ 278,193
2001                               261,263        $ 1.36  to  $ 1.36         $ 355,473
---------------------------------------------------------------------------------------

AIM VI DYN, SER I
2005                                   544        $ 1.32  to  $ 1.32         $     717
2004                                   387        $ 1.20  to  $ 1.20         $     465
2003                                   169        $ 1.07  to  $ 1.07         $     180
2002                                    24        $ 0.78  to  $ 0.78         $      19
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2005                                   574        $ 1.21  to  $ 1.21         $     697
2004                                   393        $ 1.16  to  $ 1.16         $     455
2003                                   137        $ 1.07  to  $ 1.07         $     147
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                ---------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                ---------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2005                                  0.07%          0.90%  to  0.90%        7.86%        to    7.86%
2004                                    --           0.90%  to  0.90%        5.67%        to    5.67%
2003                                    --           0.90%  to  0.90%       28.00%        to   28.00%
2002                                    --           0.90%  to  0.90%      (25.37%)       to  (25.37%)
2001                                    --           0.90%  to  0.90%      (23.86%)       to  (23.86%)
-----------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2005                                    --           0.90%  to  0.90%        7.61%        to    7.61%
2004                                    --           0.90%  to  0.90%        5.38%        to    5.38%
2003                                    --           0.90%  to  0.90%       28.40%        to   28.40%
2002                                    --           0.90%  to  0.90%      (19.00%)(4)    to  (19.00%)(4)
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2005                                    --           0.90%  to  0.90%        8.63%        to    8.63%
2004                                    --           0.90%  to  0.90%       14.46%        to   14.46%
2003                                    --           0.90%  to  0.90%       33.80%        to   33.80%
2002                                    --           0.90%  to  0.90%      (21.98%)       to  (21.98%)
2001                                    --           0.90%  to  0.90%       (9.00%)       to   (9.00%)
-----------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2005                                    --           0.90%  to  0.90%        8.29%        to    8.29%
2004                                    --           0.90%  to  0.90%       14.24%        to   14.24%
2003                                    --           0.90%  to  0.90%       34.21%        to   34.21%
2002                                    --           0.90%  to  0.90%      (24.00%)(4)    to  (24.00%)(4)
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2005                                  1.44%          0.90%  to  0.90%        4.37%        to    4.37%
2004                                  0.96%          0.90%  to  0.90%        7.99%        to    7.99%
2003                                  1.01%          0.90%  to  0.90%       22.81%        to   22.81%
2002                                  0.32%          0.90%  to  0.90%      (16.18%)       to  (16.18%)
2001                                  0.05%          0.90%  to  0.90%      (23.60%)       to  (23.60%)
-----------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2005                                    --           0.90%  to  0.90%        9.73%        to    9.73%
2004                                    --           0.90%  to  0.90%       12.32%        to   12.32%
2003                                    --           0.90%  to  0.90%       37.18%        to   37.18%
2002                                    --           0.90%  to  0.90%      (22.00%)(4)    to  (22.00%)(4)
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2005                                  1.64%          0.90%  to  0.90%        4.96%        to    4.96%
2004                                  1.11%          0.90%  to  0.90%        7.70%        to    7.70%
2003                                  1.11%          0.90%  to  0.90%        7.00%(4)(*)  to    7.00%(4)(*)
2002                                    --           0.90%  to  0.90%          --                 --
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 73

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                  (000S)           LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
AIM VI TECH, SER I
2005                                   904        $ 1.04  to  $ 1.04         $     939
2004                                   666        $ 1.03  to  $ 1.03         $     684
2003                                   237        $ 0.99  to  $ 0.99         $     235
2002                                    29        $ 0.69  to  $ 0.69         $      20
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2005                                11,479        $ 1.17  to  $ 1.17         $  13,427
2004                                 5,592        $ 1.13  to  $ 1.13         $   6,311
2003                                 1,518        $ 1.02  to  $ 1.02         $   1,554
2002                                    45        $ 0.78  to  $ 0.78         $      35
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2005                                13,591        $ 1.69  to  $ 1.69         $  23,005
2004                                 5,345        $ 1.47  to  $ 1.47         $   7,834
2003                                 1,411        $ 1.18  to  $ 1.18         $   1,671
2002                                    70        $ 0.83  to  $ 0.83         $      58
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

AC VP INTL, CL I
2005                                37,106        $ 0.79  to  $ 0.79         $  29,378
2004                                33,765        $ 0.71  to  $ 0.71         $  23,818
2003                                29,187        $ 0.62  to  $ 0.62         $  18,077
2002                                21,650        $ 0.50  to  $ 0.50         $  10,872
2001                                10,087        $ 0.64  to  $ 0.64         $   6,419
---------------------------------------------------------------------------------------

AC VP INTL, CL II
2005                                 4,672        $ 1.27  to  $ 1.27         $   5,950
2004                                 2,749        $ 1.14  to  $ 1.14         $   3,123
2003                                   725        $ 1.00  to  $ 1.00         $     724
2002                                    24        $ 0.81  to  $ 0.81         $      20
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

AC VP VAL, CL I
2005                                81,803        $ 1.51  to  $ 1.51         $ 123,293
2004                                73,576        $ 1.45  to  $ 1.45         $ 106,533
2003                                65,557        $ 1.28  to  $ 1.28         $  83,773
2002                                53,830        $ 1.00  to  $ 1.00         $  53,869
2001                                28,326        $ 1.16  to  $ 1.16         $  32,735
---------------------------------------------------------------------------------------

AC VP VAL, CL II
2005                                13,803        $ 1.29  to  $ 1.29         $  17,821
2004                                 7,470        $ 1.24  to  $ 1.24         $   9,282
2003                                 2,320        $ 1.10  to  $ 1.10         $   2,548
2002                                   175        $ 0.86  to  $ 0.86         $     150
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2005                                 8,000        $ 1.04  to  $ 1.04         $   8,291
2004                                 6,330        $ 0.99  to  $ 0.99         $   6,266
2003                                 4,376        $ 0.92  to  $ 0.92         $   4,037
2002                                 2,712        $ 0.78  to  $ 0.78         $   2,116
2001                                 1,190        $ 0.90  to  $ 0.90         $   1,066
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                -------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                -------------------------------------------------------------------------
AIM VI TECH, SER I
2005                                    --           0.90%  to  0.90%        1.26%        to    1.26%
2004                                    --           0.90%  to  0.90%        3.70%        to    3.70%
2003                                    --           0.90%  to  0.90%       43.48%        to   43.48%
2002                                    --           0.90%  to  0.90%      (31.00%)(4)    to  (31.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2005                                  1.21%          0.90%  to  0.90%        3.66%        to    3.66%
2004                                  0.66%          0.90%  to  0.90%       10.22%        to   10.22%
2003                                  0.48%          0.90%  to  0.90%       30.77%        to   30.77%
2002                                    --           0.90%  to  0.90%      (22.00%)(4)    to  (22.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2005                                  0.46%          0.90%  to  0.90%       15.48%        to   15.48%
2004                                  0.37%          0.90%  to  0.90%       23.77%        to   23.77%
2003                                  0.17%          0.90%  to  0.90%       42.17%        to   42.17%
2002                                    --           0.90%  to  0.90%      (17.00%)(4)    to  (17.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2005                                  1.10%          0.90%  to  0.90%       12.24%        to   12.24%
2004                                  0.52%          0.90%  to  0.90%       13.89%        to   13.89%
2003                                  0.67%          0.90%  to  0.90%       24.00%        to   24.00%
2002                                  0.62%          0.90%  to  0.90%      (21.88%)       to  (21.88%)
2001                                  0.03%          0.90%  to  0.90%      (29.67%)       to  (29.67%)
---------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2005                                  0.83%          0.90%  to  0.90%       12.10%        to   12.10%
2004                                  0.22%          0.90%  to  0.90%       13.75%        to   13.75%
2003                                  0.15%          0.90%  to  0.90%       23.46%        to   23.46%
2002                                    --           0.90%  to  0.90%      (19.00%)(4)    to  (19.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2005                                  0.83%          0.90%  to  0.90%        4.09%        to    4.09%
2004                                  0.96%          0.90%  to  0.90%       13.31%        to   13.31%
2003                                  1.00%          0.90%  to  0.90%       28.00%        to   28.00%
2002                                  0.70%          0.90%  to  0.90%      (13.79%)       to  (13.79%)
2001                                  0.73%          0.90%  to  0.90%       12.62%        to   12.62%
---------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2005                                  0.57%          0.90%  to  0.90%        3.92%        to    3.92%
2004                                  0.57%          0.90%  to  0.90%       13.15%        to   13.15%
2003                                  0.34%          0.90%  to  0.90%       27.91%        to   27.91%
2002                                    --           0.90%  to  0.90%      (14.00%)(4)    to  (14.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2005                                  2.04%          0.90%  to  0.90%        4.71%        to    4.71%
2004                                  2.03%          0.90%  to  0.90%        7.29%        to    7.29%
2003                                  2.39%          0.90%  to  0.90%       17.95%        to   17.95%
2002                                  3.89%          0.90%  to  0.90%      (13.33%)       to  (13.33%)
2001                                  8.94%          0.90%  to  0.90%       (7.22%)       to   (7.22%)
---------------------------------------------------------------------------------------------------------


74 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                      AT DEC. 31
                                -------------------------------------------------------
                                    UNITS       ACCUMULATION UNIT VALUE     NET ASSETS
                                   (000S)          LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
COL HI YIELD, VS CL B
2005                                    31        $ 1.00  to  $ 1.00         $      31
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

CS MID-CAP GRO
2005                                 4,219        $ 0.96  to  $ 0.96         $   4,051
2004                                 4,636        $ 0.91  to  $ 0.91         $   4,200
2003                                 3,829        $ 0.81  to  $ 0.81         $   3,093
2002                                 2,256        $ 0.57  to  $ 0.57         $   1,282
2001                                 1,795        $ 0.81  to  $ 0.81         $   1,457
---------------------------------------------------------------------------------------

CS SM CAP GRO
2005                                17,235        $ 1.19  to  $ 1.19         $  20,576
2004                                19,786        $ 1.24  to  $ 1.24         $  24,491
2003                                20,945        $ 1.13  to  $ 1.13         $  23,595
2002                                19,146        $ 0.77  to  $ 0.77         $  14,651
2001                                15,952        $ 1.16  to  $ 1.16         $  18,575
---------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2005                                 2,221        $ 1.09  to  $ 1.09         $   2,428
2004                                   878        $ 1.01  to  $ 1.01         $     891
2003                                   215        $ 0.94  to  $ 0.94         $     202
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2005                               110,214        $ 1.01  to  $ 1.01         $ 111,456
2004                               110,690        $ 0.95  to  $ 0.95         $ 105,038
2003                                85,401        $ 0.91  to  $ 0.91         $  77,322
2002                                48,405        $ 0.74  to  $ 0.74         $  35,779
2001                                16,413        $ 0.90  to  $ 0.90         $  14,694
---------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2005                                21,757        $ 1.21  to  $ 1.21         $  26,375
2004                                14,322        $ 1.14  to  $ 1.14         $  16,312
2003                                 4,336        $ 1.09  to  $ 1.09         $   4,722
2002                                    75        $ 0.89  to  $ 0.89         $      66
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2005                               113,270        $ 2.00  to  $ 2.00         $ 226,756
2004                               101,848        $ 1.71  to  $ 1.71         $ 174,047
2003                                77,767        $ 1.38  to  $ 1.38         $ 107,473
2002                                52,717        $ 1.01  to  $ 1.01         $  53,068
2001                                23,651        $ 1.13  to  $ 1.13         $  26,662
---------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2005                                27,046        $ 1.69  to  $ 1.69         $  45,718
2004                                15,143        $ 1.45  to  $ 1.45         $  21,885
2003                                 4,130        $ 1.17  to  $ 1.17         $   4,831
2002                                   163        $ 0.85  to  $ 0.85         $     139
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                -------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                -------------------------------------------------------------------------
COL HI YIELD, VS CL B
2005                                    --           0.90%  to  0.90%        0.21%(7)     to    0.21%(7)
2004                                    --             --         --           --                 --
2003                                    --             --         --           --                 --
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

CS MID-CAP GRO
2005                                    --           0.90%  to  0.90%        6.02%        to    6.02%
2004                                    --           0.90%  to  0.90%       12.11%        to   12.11%
2003                                    --           0.90%  to  0.90%       42.11%        to   42.11%
2002                                    --           0.90%  to  0.90%      (29.63%)       to  (29.63%)
2001                                    --           0.90%  to  0.90%      (17.35%)       to  (17.35%)
---------------------------------------------------------------------------------------------------------

CS SM CAP GRO
2005                                    --           0.90%  to  0.90%       (3.55%)       to   (3.55%)
2004                                    --           0.90%  to  0.90%        9.88%        to    9.88%
2003                                    --           0.90%  to  0.90%       46.75%        to   46.75%
2002                                    --           0.90%  to  0.90%      (33.62%)       to  (33.62%)
2001                                    --           0.90%  to  0.90%      (17.14%)       to  (17.14%)
---------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2005                                  1.07%          0.90%  to  0.90%        7.77%        to    7.77%
2004                                  1.66%          0.90%  to  0.90%        7.95%        to    7.95%
2003                                  6.34%          0.90%  to  0.90%        4.44%(5)     to    4.44%(5)
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2005                                  1.40%          0.90%  to  0.90%        6.57%        to    6.57%
2004                                  0.71%          0.90%  to  0.90%        4.81%        to    4.81%
2003                                  0.85%          0.90%  to  0.90%       22.97%        to   22.97%
2002                                  0.78%          0.90%  to  0.90%      (17.78%)       to  (17.78%)
2001                                  0.33%          0.90%  to  0.90%       (9.09%)       to   (9.09%)
---------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2005                                  1.09%          0.90%  to  0.90%        6.44%        to    6.44%
2004                                  0.45%          0.90%  to  0.90%        4.58%        to    4.58%
2003                                  0.11%          0.90%  to  0.90%       22.47%        to   22.47%
2002                                    --           0.90%  to  0.90%      (11.00%)(4)    to  (11.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2005                                  1.54%          0.90%  to  0.90%       17.15%        to   17.15%
2004                                    --           0.90%  to  0.90%       23.65%        to   23.65%
2003                                  0.26%          0.90%  to  0.90%       36.63%        to   36.63%
2002                                  0.59%          0.90%  to  0.90%      (10.62%)       to  (10.62%)
2001                                    --           0.90%  to  0.90%       (4.24%)       to   (4.24%)
---------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2005                                  1.26%          0.90%  to  0.90%       16.96%        to   16.96%
2004                                    --           0.90%  to  0.90%       23.54%        to   23.54%
2003                                  0.04%          0.90%  to  0.90%       37.65%        to   37.65%
2002                                    --           0.90%  to  0.90%      (15.00%)(4)    to  (15.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 75

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                   (000S)          LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2005                                44,720        $ 1.02  to  $ 1.02         $  45,740
2004                                38,347        $ 0.87  to  $ 0.87         $  33,265
2003                                21,422        $ 0.77  to  $ 0.77         $  16,524
2002                                12,601        $ 0.54  to  $ 0.54         $   6,848
2001                                 6,414        $ 0.69  to  $ 0.69         $   4,415
---------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2005                                 8,635        $ 1.44  to  $ 1.44         $  12,407
2004                                 5,356        $ 1.22  to  $ 1.22         $   6,537
2003                                   979        $ 1.09  to  $ 1.09         $   1,064
2002                                    26        $ 0.77  to  $ 0.77         $      20
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

FTVIPT FRANK REAL EST, CL 2
2005                                43,698        $ 2.47  to  $ 2.47         $ 108,135
2004                                35,479        $ 2.20  to  $ 2.20         $  78,067
2003                                25,551        $ 1.68  to  $ 1.68         $  43,044
2002                                17,027        $ 1.25  to  $ 1.25         $  21,320
2001                                 5,495        $ 1.24  to  $ 1.24         $   6,801
---------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2005                                23,268        $ 1.99  to  $ 1.99         $  46,374
2004                                16,640        $ 1.85  to  $ 1.85         $  30,765
2003                                11,574        $ 1.51  to  $ 1.51         $  17,450
2002                                 8,488        $ 1.15  to  $ 1.15         $   9,773
2001                                 3,004        $ 1.28  to  $ 1.28         $   3,847
---------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2005                                 5,331        $ 1.26  to  $ 1.26         $   6,692
2004                                 2,541        $ 1.15  to  $ 1.15         $   2,911
2003                                   922        $ 1.03  to  $ 1.03         $     947
2002                                    41        $ 0.83  to  $ 0.83         $      34
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2005                                57,134        $ 1.22  to  $ 1.22         $  69,698
2004                                49,330        $ 1.12  to  $ 1.12         $  55,116
2003                                40,085        $ 0.95  to  $ 0.95         $  38,127
2002                                26,610        $ 0.73  to  $ 0.73         $  19,316
2001                                12,596        $ 0.90  to  $ 0.90         $  11,328
---------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ
2005                                 8,157        $ 1.55  to  $ 1.55         $  12,681
2004                                 8,325        $ 1.48  to  $ 1.48         $  12,313
2003                                 7,358        $ 1.28  to  $ 1.28         $   9,440
2002                                 5,662        $ 0.89  to  $ 0.89         $   5,020
2001                                 2,459        $ 1.05  to  $ 1.05         $   2,588
---------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ
2005                                75,357        $ 0.94  to  $ 0.94         $  71,196
2004                                44,939        $ 0.90  to  $ 0.90         $  40,221
2003                                20,584        $ 0.79  to  $ 0.79         $  16,173
2002                                14,220        $ 0.61  to  $ 0.61         $   8,707
2001                                 6,234        $ 0.79  to  $ 0.79         $   4,932
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                -------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                -------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2005                                  0.53%          0.90%  to  0.90%       17.91%        to   17.91%
2004                                  0.85%          0.90%  to  0.90%       12.46%        to   12.46%
2003                                  0.59%          0.90%  to  0.90%       42.59%        to   42.59%
2002                                  0.53%          0.90%  to  0.90%      (21.74%)       to  (21.74%)
2001                                  2.48%          0.90%  to  0.90%      (21.59%)       to  (21.59%)
---------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2005                                  0.41%          0.90%  to  0.90%       17.72%        to   17.72%
2004                                  0.47%          0.90%  to  0.90%       12.29%        to   12.29%
2003                                  0.07%          0.90%  to  0.90%       41.56%        to   41.56%
2002                                    --           0.90%  to  0.90%      (23.00%)(4)    to  (23.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

FTVIPT FRANK REAL EST, CL 2
2005                                  1.38%          0.90%  to  0.90%       12.46%        to   12.46%
2004                                  1.84%          0.90%  to  0.90%       30.62%        to   30.62%
2003                                  2.45%          0.90%  to  0.90%       34.40%        to   34.40%
2002                                  2.56%          0.90%  to  0.90%        0.81%        to    0.81%
2001                                  2.84%          0.90%  to  0.90%        6.90%        to    6.90%
---------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2005                                  0.75%          0.90%  to  0.90%        7.80%        to    7.80%
2004                                  0.17%          0.90%  to  0.90%       22.64%        to   22.64%
2003                                  0.21%          0.90%  to  0.90%       31.30%        to   31.30%
2002                                  0.37%          0.90%  to  0.90%      (10.16%)       to  (10.16%)
2001                                  0.28%          0.90%  to  0.90%       12.28%        to   12.28%
---------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2005                                  0.84%          0.90%  to  0.90%        9.57%        to    9.57%
2004                                  0.74%          0.90%  to  0.90%       11.62%        to   11.62%
2003                                  0.69%          0.90%  to  0.90%       24.10%        to   24.10%
2002                                    --           0.90%  to  0.90%      (17.00%)(4)    to  (17.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2005                                  1.16%          0.90%  to  0.90%        9.19%        to    9.19%
2004                                  1.06%          0.90%  to  0.90%       17.47%        to   17.47%
2003                                  1.69%          0.90%  to  0.90%       30.14%        to   30.14%
2002                                  1.56%          0.90%  to  0.90%      (18.89%)       to  (18.89%)
2001                                  2.82%          0.90%  to  0.90%      (16.67%)       to  (16.67%)
---------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ
2005                                  0.24%          0.90%  to  0.90%        5.12%        to    5.12%
2004                                  0.20%          0.90%  to  0.90%       15.28%        to   15.28%
2003                                  0.27%          0.90%  to  0.90%       43.82%        to   43.82%
2002                                  0.36%          0.90%  to  0.90%      (15.24%)       to  (15.24%)
2001                                  0.60%          0.90%  to  0.90%        2.94%        to    2.94%
---------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ
2005                                  0.92%          0.90%  to  0.90%        5.56%        to    5.56%
2004                                  1.62%          0.90%  to  0.90%       13.91%        to   13.91%
2003                                  0.88%          0.90%  to  0.90%       29.51%        to   29.51%
2002                                  0.78%          0.90%  to  0.90%      (22.78%)       to  (22.78%)
2001                                  0.83%          0.90%  to  0.90%      (13.19%)       to  (13.19%)
---------------------------------------------------------------------------------------------------------


76 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                   (000S)          LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
GS VIT MID CAP VAL
2005                                69,181        $ 2.23  to  $ 2.23         $ 154,330
2004                                52,199        $ 2.00  to  $ 2.00         $ 104,138
2003                                38,494        $ 1.60  to  $ 1.60         $  61,557
2002                                27,025        $ 1.26  to  $ 1.26         $  33,965
2001                                 9,095        $ 1.33  to  $ 1.33         $  12,096
---------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2005                                20,674        $ 0.42  to  $ 0.42         $   8,647
2004                                20,793        $ 0.38  to  $ 0.38         $   7,866
2003                                20,019        $ 0.38  to  $ 0.38         $   7,599
2002                                17,740        $ 0.26  to  $ 0.26         $   4,639
2001                                12,969        $ 0.45  to  $ 0.45         $   5,794
---------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2005                                48,928        $ 0.96  to  $ 0.96         $  46,821
2004                                41,781        $ 0.73  to  $ 0.73         $  30,575
2003                                42,310        $ 0.62  to  $ 0.62         $  26,324
2002                                41,200        $ 0.47  to  $ 0.47         $  19,226
2001                                24,849        $ 0.63  to  $ 0.63         $  15,760
---------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2005                                20,737        $ 0.57  to  $ 0.57         $  11,767
2004                                22,149        $ 0.51  to  $ 0.51         $  11,320
2003                                24,625        $ 0.43  to  $ 0.43         $  10,541
2002                                23,673        $ 0.32  to  $ 0.32         $   7,587
2001                                17,310        $ 0.45  to  $ 0.45         $   7,787
---------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ
2005                                45,317        $ 1.02  to  $ 1.02         $  46,195
2004                                33,680        $ 0.93  to  $ 0.93         $  31,309
2003                                23,615        $ 0.82  to  $ 0.82         $  19,265
2002                                 9,601        $ 0.64  to  $ 0.64         $   6,149
2001                                 4,159        $ 0.72  to  $ 0.72         $   3,011
---------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2005                                53,003        $ 0.67  to  $ 0.67         $  35,399
2004                                47,014        $ 0.65  to  $ 0.65         $  30,398
2003                                40,588        $ 0.60  to  $ 0.60         $  24,297
2002                                29,771        $ 0.49  to  $ 0.49         $  14,668
2001                                16,764        $ 0.69  to  $ 0.69         $  11,529
---------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2005                                30,258        $ 0.89  to  $ 0.89         $  26,886
2004                                33,509        $ 0.85  to  $ 0.85         $  28,605
2003                                32,962        $ 0.81  to  $ 0.81         $  26,732
2002                                27,079        $ 0.61  to  $ 0.61         $  16,607
2001                                13,315        $ 0.91  to  $ 0.91         $  12,083
---------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2005                                 1,757        $ 1.77  to  $ 1.77         $   3,108
2004                                   609        $ 1.53  to  $ 1.53         $     932
2003                                   128        $ 1.19  to  $ 1.19         $     152
2002                                     3        $ 0.89  to  $ 0.89         $       2
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                -------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                -------------------------------------------------------------------------
GS VIT MID CAP VAL
2005                                  0.66%          0.90%  to  0.90%       11.82%        to   11.82%
2004                                  0.70%          0.90%  to  0.90%       24.76%        to   24.76%
2003                                  1.05%          0.90%  to  0.90%       26.98%        to   26.98%
2002                                  1.50%          0.90%  to  0.90%       (5.26%)       to   (5.26%)
2001                                  2.49%          0.90%  to  0.90%       10.83%        to   10.83%
---------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2005                                    --           0.90%  to  0.90%       10.55%        to   10.55%
2004                                    --           0.90%  to  0.90%       (0.34%)       to   (0.34%)
2003                                    --           0.90%  to  0.90%       46.15%        to   46.15%
2002                                    --           0.90%  to  0.90%      (42.22%)       to  (42.22%)
2001                                  0.66%          0.90%  to  0.90%      (37.50%)       to  (37.50%)
---------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2005                                  1.12%          0.90%  to  0.90%       30.76%        to   30.76%
2004                                  0.86%          0.90%  to  0.90%       17.62%        to   17.62%
2003                                  0.99%          0.90%  to  0.90%       31.91%        to   31.91%
2002                                  0.72%          0.90%  to  0.90%      (25.40%)       to  (25.40%)
2001                                  0.78%          0.90%  to  0.90%      (25.00%)       to  (25.00%)
---------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2005                                    --           0.90%  to  0.90%       11.03%        to   11.03%
2004                                    --           0.90%  to  0.90%       19.40%        to   19.40%
2003                                    --           0.90%  to  0.90%       34.38%        to   34.38%
2002                                    --           0.90%  to  0.90%      (28.89%)       to  (28.89%)
2001                                    --           0.90%  to  0.90%      (40.00%)       to  (40.00%)
---------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ
2005                                  1.01%          0.90%  to  0.90%        9.66%        to    9.66%
2004                                  0.54%          0.90%  to  0.90%       13.95%        to   13.95%
2003                                  0.36%          0.90%  to  0.90%       28.13%        to   28.13%
2002                                  0.09%          0.90%  to  0.90%      (11.11%)       to  (11.11%)
2001                                  0.01%          0.90%  to  0.90%      (25.00%)       to  (25.00%)
---------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2005                                  0.14%          0.90%  to  0.90%        3.30%        to    3.30%
2004                                    --           0.90%  to  0.90%        8.01%        to    8.01%
2003                                    --           0.90%  to  0.90%       22.45%        to   22.45%
2002                                    --           0.90%  to  0.90%      (28.99%)       to  (28.99%)
2001                                  0.04%          0.90%  to  0.90%      (25.00%)       to  (25.00%)
---------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2005                                    --           0.90%  to  0.90%        4.09%        to    4.09%
2004                                    --           0.90%  to  0.90%        5.26%        to    5.26%
2003                                    --           0.90%  to  0.90%       32.79%        to   32.79%
2002                                    --           0.90%  to  0.90%      (32.97%)       to  (32.97%)
2001                                    --           0.90%  to  0.90%       (6.19%)       to   (6.19%)
---------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2005                                  0.39%          0.90%  to  0.90%       15.53%        to   15.53%
2004                                  0.98%          0.90%  to  0.90%       28.68%        to   28.68%
2003                                  0.67%          0.90%  to  0.90%       33.71%        to   33.71%
2002                                    --           0.90%  to  0.90%      (11.00%)(4)    to  (11.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 77

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                   (000S)          LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2005                                    72        $ 1.08  to  $ 1.08         $      78
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2005                                    73        $ 1.06  to  $ 1.06         $      77
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2005                                   268        $ 1.00  to  $ 1.00         $     268
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2005                                 3,162        $ 1.21  to  $ 1.21         $   3,821
2004                                 1,357        $ 1.16  to  $ 1.16         $   1,568
2003                                   454        $ 1.00  to  $ 1.00         $     456
2002                                    10        $ 0.83  to  $ 0.83         $       8
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

PIONEER EUROPE VCT, CL II
2005                                   242        $ 1.36  to  $ 1.36         $     329
2004                                   101        $ 1.27  to  $ 1.27         $     128
2003                                    19        $ 1.09  to  $ 1.09         $      21
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

PUT VT HEALTH SCIENCES, CL IB
2005                                 1,520        $ 1.20  to  $ 1.20         $   1,828
2004                                   928        $ 1.07  to  $ 1.07         $     995
2003                                   316        $ 1.01  to  $ 1.01         $     319
2002                                    15        $ 0.86  to  $ 0.86         $      13
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2005                                14,203        $ 1.28  to  $ 1.28         $  18,174
2004                                14,352        $ 1.25  to  $ 1.25         $  17,975
2003                                12,550        $ 1.14  to  $ 1.14         $  14,347
2002                                 8,008        $ 0.91  to  $ 0.91         $   7,300
2001                                 4,713        $ 0.93  to  $ 0.93         $   4,367
---------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2005                                 2,512        $ 1.32  to  $ 1.32         $   3,328
2004                                 1,797        $ 1.19  to  $ 1.19         $   2,140
2003                                   862        $ 1.03  to  $ 1.03         $     891
2002                                    23        $ 0.81  to  $ 0.81         $      19
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                ---------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                ---------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2005                                    --           0.90%  to  0.90%        8.40%(7)     to    8.40%(7)
2004                                    --             --         --           --                 --
2003                                    --             --         --           --                 --
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2005                                    --           0.90%  to  0.90%        5.91%(7)     to    5.91%(7)
2004                                    --             --         --           --                 --
2003                                    --             --         --           --                 --
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2005                                    --           0.90%  to  0.90%        0.08%(7)     to    0.08%(7)
2004                                    --             --         --           --                 --
2003                                    --             --         --           --                 --
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2005                                  2.33%          0.90%  to  0.90%        4.58%        to    4.58%
2004                                  2.42%          0.90%  to  0.90%       15.00%        to   15.00%
2003                                  2.46%          0.90%  to  0.90%       20.48%        to   20.48%
2002                                  6.38%          0.90%  to  0.90%      (17.00%)(4)    to  (17.00%)(4)
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------

PIONEER EUROPE VCT, CL II
2005                                  0.45%          0.90%  to  0.90%        6.85%        to    6.85%
2004                                  0.65%          0.90%  to  0.90%       17.14%        to   17.14%
2003                                  0.07%          0.90%  to  0.90%        9.00%(4)(*)  to    9.00%(4)(*)
2002                                    --           0.90%  to  0.90%          --                 --
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------

PUT VT HEALTH SCIENCES, CL IB
2005                                  0.05%          0.90%  to  0.90%       12.19%        to   12.19%
2004                                  0.13%          0.90%  to  0.90%        6.16%        to    6.16%
2003                                  0.18%          0.90%  to  0.90%       17.44%        to   17.44%
2002                                    --           0.90%  to  0.90%      (14.00%)(4)    to  (14.00%)(4)
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2005                                  8.12%          0.90%  to  0.90%        2.17%        to    2.17%
2004                                  7.94%          0.90%  to  0.90%        9.55%        to    9.55%
2003                                  8.74%          0.90%  to  0.90%       25.27%        to   25.27%
2002                                 10.20%          0.90%  to  0.90%       (2.15%)       to   (2.15%)
2001                                 11.98%          0.90%  to  0.90%        3.33%        to    3.33%
-----------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2005                                  1.28%          0.90%  to  0.90%       11.20%        to   11.20%
2004                                  1.19%          0.90%  to  0.90%       15.15%        to   15.15%
2003                                  0.16%          0.90%  to  0.90%       27.16%        to   27.16%
2002                                    --           0.90%  to  0.90%      (19.00%)(4)    to  (19.00%)(4)
2001                                    --             --         --           --                 --
-----------------------------------------------------------------------------------------------------------


78 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                  (000S)           LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
PUT VT INTL NEW OPP, CL IB
2005                                20,916        $ 0.76  to  $ 0.76         $  15,848
2004                                20,093        $ 0.65  to  $ 0.65         $  12,977
2003                                19,531        $ 0.58  to  $ 0.58         $  11,231
2002                                17,014        $ 0.44  to  $ 0.44         $   7,411
2001                                12,062        $ 0.51  to  $ 0.51         $   6,138
---------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2005                               149,196        $ 1.37  to  $ 1.37         $ 203,807
2004                               175,130        $ 1.25  to  $ 1.25         $ 218,800
2003                               199,866        $ 1.14  to  $ 1.14         $ 227,873
2002                               216,999        $ 0.87  to  $ 0.87         $ 188,119
2001                               229,366        $ 1.25  to  $ 1.25         $ 287,830
---------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2005                                18,854        $ 0.71  to  $ 0.71         $  13,337
2004                                20,265        $ 0.64  to  $ 0.64         $  12,898
2003                                21,383        $ 0.54  to  $ 0.54         $  11,578
2002                                19,518        $ 0.41  to  $ 0.41         $   8,008
2001                                14,087        $ 0.60  to  $ 0.60         $   8,403
---------------------------------------------------------------------------------------

RVS VP BAL
2005                               340,778        $ 1.12  to  $ 0.98         $ 334,939
2004                               382,279        $ 1.08  to  $ 0.95         $ 364,765
2003                                 9,053        $ 0.87  to  $ 0.87         $   7,915
2002                                 5,364        $ 0.73  to  $ 0.73         $   3,935
2001                                 3,221        $ 0.85  to  $ 0.85         $   2,738
---------------------------------------------------------------------------------------

RVS VP CASH MGMT
2005                                72,076        $ 1.02  to  $ 1.07         $  77,390
2004                                79,776        $ 1.00  to  $ 1.06         $  84,209
2003                                30,104        $ 1.06  to  $ 1.06         $  31,859
2002                                30,036        $ 1.06  to  $ 1.06         $  31,911
2001                                21,573        $ 1.06  to  $ 1.06         $  22,864
---------------------------------------------------------------------------------------

RVS VP CORE BOND
2005                                    82        $ 1.00  to  $ 1.00         $      82
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

RVS VP DIV BOND
2005                               111,699        $ 1.05  to  $ 1.30         $ 144,634
2004                                97,307        $ 1.03  to  $ 1.28         $ 124,277
2003                                30,825        $ 1.24  to  $ 1.24         $  38,240
2002                                25,601        $ 1.20  to  $ 1.20         $  30,671
2001                                11,758        $ 1.15  to  $ 1.15         $  13,468
---------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2005                               179,394        $ 1.48  to  $ 1.48         $ 264,999
2004                               112,731        $ 1.31  to  $ 1.31         $ 148,035
2003                                52,001        $ 1.12  to  $ 1.12         $  58,292
2002                                33,573        $ 0.80  to  $ 0.80         $  26,902
2001                                14,695        $ 1.00  to  $ 1.00         $  14,674
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                -------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                -------------------------------------------------------------------------
PUT VT INTL NEW OPP, CL IB
2005                                  0.63%          0.90%  to  0.90%       17.31%        to   17.31%
2004                                  0.97%          0.90%  to  0.90%       12.33%        to   12.33%
2003                                  0.29%          0.90%  to  0.90%       31.82%        to   31.82%
2002                                  0.60%          0.90%  to  0.90%      (13.73%)       to  (13.73%)
2001                                    --           0.90%  to  0.90%      (29.17%)       to  (29.17%)
---------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2005                                  0.37%          0.90%  to  0.90%        9.34%        to    9.34%
2004                                    --           0.90%  to  0.90%        9.58%        to    9.58%
2003                                    --           0.90%  to  0.90%       31.03%        to   31.03%
2002                                    --           0.90%  to  0.90%      (30.40%)       to  (30.40%)
2001                                    --           0.90%  to  0.90%      (30.94%)       to  (30.94%)
---------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2005                                    --           0.90%  to  0.90%       11.15%        to   11.15%
2004                                    --           0.90%  to  0.90%       17.54%        to   17.54%
2003                                    --           0.90%  to  0.90%       31.71%        to   31.71%
2002                                    --           0.90%  to  0.90%      (31.67%)       to  (31.67%)
2001                                    --           0.90%  to  0.90%      (34.07%)       to  (34.07%)
---------------------------------------------------------------------------------------------------------

RVS VP BAL
2005                                  2.58%          0.65%  to  0.90%        3.25%        to    2.99%
2004                                  2.02%          0.65%  to  0.90%        8.14%(6)     to    8.62%
2003                                  2.29%          0.90%  to  0.90%       19.18%        to   19.18%
2002                                  2.69%          0.90%  to  0.90%      (14.12%)       to  (14.12%)
2001                                  2.63%          0.90%  to  0.90%      (11.46%)       to  (11.46%)
---------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2005                                  2.56%          0.65%  to  0.90%        1.94%        to    1.69%
2004                                  0.86%          0.65%  to  0.90%        0.19%(6)     to   (0.17%)
2003                                  0.51%          0.90%  to  0.90%        0.00%        to    0.00%
2002                                  1.14%          0.90%  to  0.90%        0.00%        to    0.00%
2001                                  3.13%          0.90%  to  0.90%        2.91%        to    2.91%
---------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2005                                  3.71%          0.90%  to  0.90%       (0.30%)(7)    to   (0.30%)(7)
2004                                    --             --         --           --                 --
2003                                    --             --         --           --                 --
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2005                                  3.71%          0.65%  to  0.90%        1.46%        to    1.21%
2004                                  3.90%          0.65%  to  0.90%        3.29%(6)     to    3.56%
2003                                  3.56%          0.90%  to  0.90%        3.33%        to    3.33%
2002                                  5.11%          0.90%  to  0.90%        4.35%        to    4.35%
2001                                  6.31%          0.90%  to  0.90%        7.48%        to    7.48%
---------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2005                                  1.61%          0.90%  to  0.90%       12.49%        to   12.49%
2004                                  1.64%          0.90%  to  0.90%       17.15%        to   17.15%
2003                                  1.61%          0.90%  to  0.90%       40.00%        to   40.00%
2002                                  1.63%          0.90%  to  0.90%      (20.00%)       to  (20.00%)
2001                                  1.41%          0.90%  to  0.90%        1.01%        to    1.01%
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 79

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                  (000S)           LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
RVS VP EMER MKTS
2005                                19,620        $ 1.61  to  $ 1.61         $  31,607
2004                                 8,666        $ 1.21  to  $ 1.21         $  10,529
2003                                 3,110        $ 0.99  to  $ 0.99         $   3,071
2002                                 1,680        $ 0.71  to  $ 0.71         $   1,193
2001                                   370        $ 0.76  to  $ 0.76         $     280
---------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2005                                24,417        $ 1.41  to  $ 1.41         $  34,408
2004                                15,432        $ 1.50  to  $ 1.50         $  23,096
2003                                10,179        $ 1.37  to  $ 1.37         $  13,972
2002                                 5,217        $ 1.23  to  $ 1.23         $   6,393
2001                                 1,541        $ 1.08  to  $ 1.08         $   1,657
---------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2005                                    70        $ 1.01  to  $ 1.01         $      72
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

RVS VP GRO
2005                               123,244        $ 0.54  to  $ 0.54         $  66,228
2004                                63,795        $ 0.50  to  $ 0.50         $  31,848
2003                                56,630        $ 0.46  to  $ 0.46         $  26,309
2002                                29,573        $ 0.39  to  $ 0.39         $  11,415
2001                                18,390        $ 0.53  to  $ 0.53         $   9,693
---------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2005                                58,225        $ 1.26  to  $ 1.26         $  73,432
2004                                47,910        $ 1.22  to  $ 1.22         $  58,611
2003                                35,448        $ 1.11  to  $ 1.11         $  39,284
2002                                17,181        $ 0.89  to  $ 0.89         $  15,347
2001                                 7,416        $ 0.96  to  $ 0.96         $   7,150
---------------------------------------------------------------------------------------

RVS VP INC OPP
2005                                    23        $ 1.00  to  $ 1.00         $      24
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

RVS VP INTL OPP
2005                               265,962        $ 0.82  to  $ 0.82         $ 218,125
2004                               279,405        $ 0.73  to  $ 0.73         $ 203,066
2003                                 4,591        $ 0.62  to  $ 0.62         $   2,868
2002                                 2,713        $ 0.49  to  $ 0.49         $   1,335
2001                                 1,636        $ 0.61  to  $ 0.61         $     993
---------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2005                               676,240        $ 1.12  to  $ 0.75         $ 511,326
2004                               782,402        $ 1.06  to  $ 0.72         $ 562,234
2003                                 8,140        $ 0.68  to  $ 0.68         $   5,558
2002                                 2,365        $ 0.53  to  $ 0.53         $   1,261
2001                                   904        $ 0.69  to  $ 0.69         $     624
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                ------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                ------------------------------------------------------------------------
RVS VP EMER MKTS
2005                                  0.19%          0.90%  to  0.90%       32.60%        to   32.60%
2004                                  3.35%          0.90%  to  0.90%       23.03%        to   23.03%
2003                                  1.88%          0.90%  to  0.90%       39.44%        to   39.44%
2002                                    --           0.90%  to  0.90%       (6.58%)       to   (6.58%)
2001                                  0.02%          0.90%  to  0.90%       (2.56%)       to   (2.56%)
--------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2005                                  3.82%          0.90%  to  0.90%       (5.84%)       to   (5.84%)
2004                                  4.10%          0.90%  to  0.90%        9.04%        to    9.04%
2003                                  7.40%          0.90%  to  0.90%       11.38%        to   11.38%
2002                                  4.82%          0.90%  to  0.90%       13.89%        to   13.89%
2001                                  4.25%          0.90%  to  0.90%        0.93%        to    0.93%
--------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2005                                  4.77%          0.90%  to  0.90%        0.70%(7)     to    0.70%(7)
2004                                    --             --         --           --                 --
2003                                    --             --         --           --                 --
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
--------------------------------------------------------------------------------------------------------

RVS VP GRO
2005                                  0.40%          0.90%  to  0.90%        7.64%        to    7.64%
2004                                  0.33%          0.90%  to  0.90%        7.46%        to    7.46%
2003                                  0.21%          0.90%  to  0.90%       17.95%        to   17.95%
2002                                  0.09%          0.90%  to  0.90%      (26.42%)       to  (26.42%)
2001                                    --           0.90%  to  0.90%      (31.17%)       to  (31.17%)
--------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2005                                  6.44%          0.90%  to  0.90%        3.09%        to    3.09%
2004                                  6.97%          0.90%  to  0.90%       10.40%        to   10.40%
2003                                  7.56%          0.90%  to  0.90%       24.72%        to   24.72%
2002                                  7.65%          0.90%  to  0.90%       (7.29%)       to   (7.29%)
2001                                 10.78%          0.90%  to  0.90%        3.23%        to    3.23%
--------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2005                                  6.10%          0.90%  to  0.90        %0.76%(7)     to    0.76%(7)
2004                                    --             --         --                      --      --
2003                                    --             --         --                      --      --
2002                                    --             --         --                      --      --
2001                                    --             --         --                      --      --
--------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2005                                  1.40%          0.90%  to  0.90%       12.85%        to   12.85%
2004                                  1.13%          0.90%  to  0.90%       16.36%        to   16.36%
2003                                  0.94%          0.90%  to  0.90%       26.53%        to   26.53%
2002                                  1.03%          0.90%  to  0.90%      (19.67%)       to  (19.67%)
2001                                  1.29%          0.90%  to  0.90%      (29.07%)       to  (29.07%)
--------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2005                                  1.11%          0.65%  to  0.90%        5.49%        to    5.23%
2004                                  1.04%          0.65%  to  0.90%        6.25%(6)     to    4.94%
2003                                  0.63%          0.90%  to  0.90%       28.30%        to   28.30%
2002                                  0.56%          0.90%  to  0.90%      (23.19%)       to  (23.19%)
2001                                  0.41%          0.90%  to  0.90%      (18.82%)       to  (18.82%)
--------------------------------------------------------------------------------------------------------


80 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                  (000S)           LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
RVS VP LG CAP VAL
2005                                     8        $ 1.03  to  $ 1.03         $       8
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2005                                 4,303        $ 1.23  to  $ 1.23         $   5,299
2004                                 3,384        $ 1.13  to  $ 1.13         $   3,819
2003                                 1,416        $ 1.04  to  $ 1.04         $   1,478
2002                                    30        $ 0.86  to  $ 0.86         $      26
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2005                                   111        $ 1.06  to  $ 1.06         $     117
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

RVS VP NEW DIM
2005                               145,585        $ 0.84  to  $ 0.84         $ 122,446
2004                               182,073        $ 0.84  to  $ 0.84         $ 152,530
2003                               172,471        $ 0.82  to  $ 0.82         $ 141,167
2002                               134,661        $ 0.66  to  $ 0.66         $  89,327
2001                                82,787        $ 0.86  to  $ 0.86         $  70,947
---------------------------------------------------------------------------------------

RVS VP S&P 500
2005                                67,699        $ 0.87  to  $ 0.87         $  58,686
2004                                59,186        $ 0.84  to  $ 0.84         $  49,584
2003                                42,898        $ 0.77  to  $ 0.77         $  32,887
2002                                27,757        $ 0.60  to  $ 0.60         $  16,779
2001                                11,971        $ 0.79  to  $ 0.79         $   9,411
---------------------------------------------------------------------------------------

RVS VP SELECT VAL
2005                                    10        $ 0.99  to  $ 0.99         $      10
2004                                    --            --          --                --
2003                                    --            --          --                --
2002                                    --            --          --                --
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2005                                39,025        $ 1.01  to  $ 1.20         $  46,517
2004                                40,584        $ 1.00  to  $ 1.19         $  47,974
2003                                21,369        $ 1.19  to  $ 1.19         $  25,493
2002                                15,724        $ 1.19  to  $ 1.19         $  18,645
2001                                 4,257        $ 1.13  to  $ 1.13         $   4,813
---------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2005                                23,710        $ 1.36  to  $ 1.36         $  32,162
2004                                22,286        $ 1.31  to  $ 1.31         $  29,099
2003                                15,293        $ 1.11  to  $ 1.11         $  16,996
2002                                 8,489        $ 0.76  to  $ 0.76         $   6,438
2001                                 4,264        $ 0.92  to  $ 0.92         $   3,935
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                -------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                -------------------------------------------------------------------------
RVS VP LG CAP VAL
2005                                  3.03%          0.90%  to  0.90%        3.14%(7)     to    3.14%(7)
2004                                    --             --         --           --                 --
2003                                    --             --         --           --                 --
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2005                                    --           0.90%  to  0.90%        9.14%        to    9.14%
2004                                    --           0.90%  to  0.90%        8.13%        to    8.13%
2003                                    --           0.90%  to  0.90%       20.93%        to   20.93%
2002                                    --           0.90%  to  0.90%      (14.00%)(4)    to  (14.00%)(4)
2001                                    --             --        --            --                 --
---------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2005                                  1.04%          0.90%  to  0.90%        6.04%(7)     to    6.04%(7)
2004                                    --             --         --           --                 --
2003                                    --             --         --           --                 --
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

RVS VP NEW DIM
2005                                  0.59%          0.90%  to  0.90%        0.40%        to    0.40%
2004                                  1.05%          0.90%  to  0.90%        2.35%        to    2.35%
2003                                  0.68%          0.90%  to  0.90%       24.24%        to   24.24%
2002                                  0.52%          0.90%  to  0.90%      (23.26%)       to  (23.26%)
2001                                  0.26%          0.90%  to  0.90%      (17.31%)       to  (17.31%)
---------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2005                                  1.40%          0.90%  to  0.90%        3.47%        to    3.47%
2004                                  1.51%          0.90%  to  0.90%        9.28%        to    9.28%
2003                                  1.21%          0.90%  to  0.90%       28.33%        to   28.33%
2002                                  1.01%          0.90%  to  0.90%      (24.05%)       to  (24.05%)
2001                                  1.03%          0.90%  to  0.90%      (13.19%)       to  (13.19%)
---------------------------------------------------------------------------------------------------------

RVS VP SELECT VAL
2005                                  1.62%          0.90%  to  0.90%       (0.91%)(7)    to   (0.91%)(7)
2004                                    --             --         --           --                 --
2003                                    --             --         --           --                 --
2002                                    --             --         --           --                 --
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2005                                  2.90%          0.65%  to  0.90%        0.92%        to    0.67%
2004                                  2.44%          0.65%  to  0.90%        0.49%(6)     to   (0.05%)
2003                                  2.29%          0.90%  to  0.90%        0.00%        to    0.00%
2002                                  2.89%          0.90%  to  0.90%        5.31%        to    5.31%
2001                                  4.42%          0.90%  to  0.90%        5.61%        to    5.61%
---------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2005                                    --           0.90%  to  0.90%        3.89%        to    3.89%
2004                                    --           0.90%  to  0.90%       17.48%        to   17.48%
2003                                    --           0.90%  to  0.90%       46.05%        to   46.05%
2002                                    --           0.90%  to  0.90%      (17.39%)       to  (17.39%)
2001                                    --           0.90%  to  0.90%       (8.00%)       to   (8.00%)
---------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 81

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                  (000S)           LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
RVS VP SM CAP VAL
2005                                 8,998        $ 1.38  to  $ 1.38         $  12,386
2004                                 5,851        $ 1.31  to  $ 1.31         $   7,683
2003                                 1,739        $ 1.10  to  $ 1.10         $   1,920
2002                                    88        $ 0.81  to  $ 0.81         $      71
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

RVS VP STRATEGY AGGR
2005                                13,931        $ 0.58  to  $ 0.58         $   8,111
2004                                15,689        $ 0.54  to  $ 0.54         $   8,442
2003                                15,708        $ 0.50  to  $ 0.50         $   7,796
2002                                13,007        $ 0.39  to  $ 0.39         $   5,057
2001                                 9,945        $ 0.58  to  $ 0.58         $   5,733
---------------------------------------------------------------------------------------

ROYCE MICRO-CAP
2005                                45,852        $ 2.35  to  $ 2.35         $ 107,695
2004                                48,764        $ 2.12  to  $ 2.12         $ 103,546
2003                                40,575        $ 1.88  to  $ 1.88         $  76,363
2002                                30,316        $ 1.27  to  $ 1.27         $  38,595
2001                                 9,733        $ 1.47  to  $ 1.47         $  14,351
---------------------------------------------------------------------------------------

THIRD AVE VAL
2005                                59,381        $ 2.40  to  $ 2.40         $ 142,433
2004                                55,869        $ 2.11  to  $ 2.11         $ 117,961
2003                                49,539        $ 1.78  to  $ 1.78         $  88,028
2002                                39,900        $ 1.26  to  $ 1.26         $  50,193
2001                                19,731        $ 1.42  to  $ 1.42         $  28,054
---------------------------------------------------------------------------------------

WANGER INTL SM CAP
2005                                87,137        $ 1.14  to  $ 1.14         $  98,902
2004                                60,059        $ 0.94  to  $ 0.94         $  56,600
2003                                35,694        $ 0.73  to  $ 0.73         $  26,055
2002                                21,097        $ 0.49  to  $ 0.49         $  10,437
2001                                 8,157        $ 0.58  to  $ 0.58         $   4,725
---------------------------------------------------------------------------------------

WANGER U.S. SM CO
2005                                73,417        $ 1.77  to  $ 1.77         $ 129,586
2004                                56,162        $ 1.60  to  $ 1.60         $  89,904
2003                                38,763        $ 1.37  to  $ 1.37         $  52,913
2002                                23,134        $ 0.96  to  $ 0.96         $  22,248
2001                                 8,497        $ 1.17  to  $ 1.17         $   9,912
---------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2005                                 2,353        $ 1.21  to  $ 1.21         $   2,846
2004                                 1,345        $ 1.16  to  $ 1.16         $   1,563
2003                                   441        $ 1.07  to  $ 1.07         $     473
2002                                    22        $ 0.89  to  $ 0.89         $      19
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2005                                   746        $ 1.21  to  $ 1.21         $     903
2004                                   463        $ 1.11  to  $ 1.11         $     516
2003                                   134        $ 1.03  to  $ 1.03         $     137
2002                                     2        $ 0.79  to  $ 0.79         $       1
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                -------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                -------------------------------------------------------------------------
RVS VP SM CAP VAL
2005                                  0.21%          0.90%  to  0.90%        4.82%        to    4.82%
2004                                  0.04%          0.90%  to  0.90%       18.94%        to   18.94%
2003                                  0.07%          0.90%  to  0.90%       35.80%        to   35.80%
2002                                  0.37%          0.90%  to  0.90%      (19.00%)(4)    to  (19.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

RVS VP STRATEGY AGGR
2005                                  0.09%          0.90%  to  0.90%        8.20%        to    8.20%
2004                                    --           0.90%  to  0.90%        8.42%        to    8.42%
2003                                    --           0.90%  to  0.90%       28.21%        to   28.21%
2002                                    --           0.90%  to  0.90%      (32.76%)       to  (32.76%)
2001                                  0.23%          0.90%  to  0.90%      (33.33%)       to  (33.33%)
---------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP
2005                                  0.55%          0.90%  to  0.90%       10.61%        to   10.61%
2004                                    --           0.90%  to  0.90%       12.83%        to   12.83%
2003                                    --           0.90%  to  0.90%       48.03%        to   48.03%
2002                                    --           0.90%  to  0.90%      (13.61%)       to  (13.61%)
2001                                    --           0.90%  to  0.90%       27.83%        to   27.83%
---------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2005                                  1.33%          0.90%  to  0.90%       13.60%        to   13.60%
2004                                  0.55%          0.90%  to  0.90%       18.82%        to   18.82%
2003                                  0.20%          0.90%  to  0.90%       41.27%        to   41.27%
2002                                  0.22%          0.90%  to  0.90%      (11.27%)       to  (11.27%)
2001                                  0.14%          0.90%  to  0.90%       12.70%        to   12.70%
---------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2005                                  0.90%          0.90%  to  0.90%       20.44%        to   20.44%
2004                                  0.57%          0.90%  to  0.90%       29.10%        to   29.10%
2003                                  0.26%          0.90%  to  0.90%       48.98%        to   48.98%
2002                                    --           0.90%  to  0.90%      (15.52%)       to  (15.52%)
2001                                    --           0.90%  to  0.90%      (21.62%)       to  (21.62%)
---------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2005                                    --           0.90%  to  0.90%       10.26%        to   10.26%
2004                                    --           0.90%  to  0.90%       17.27%        to   17.27%
2003                                    --           0.90%  to  0.90%       42.71%        to   42.71%
2002                                    --           0.90%  to  0.90%      (17.95%)       to  (17.95%)
2001                                  0.03%          0.90%  to  0.90%       10.38%        to   10.38%
---------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2005                                  2.23%          0.90%  to  0.90%        4.05%        to    4.05%
2004                                  2.48%          0.90%  to  0.90%        8.36%        to    8.36%
2003                                  2.14%          0.90%  to  0.90%       20.22%        to   20.22%
2002                                  3.06%          0.90%  to  0.90%      (11.00%)(4)    to  (11.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2005                                  2.27%          0.90%  to  0.90%        8.69%        to    8.69%
2004                                  0.23%          0.90%  to  0.90%        8.65%        to    8.65%
2003                                  0.29%          0.90%  to  0.90%       30.38%        to   30.38%
2002                                    --           0.90%  to  0.90%      (21.00%)(4)    to  (21.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------


82 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                      AT DEC. 31
                                -------------------------------------------------------
                                   UNITS        ACCUMULATION UNIT VALUE     NET ASSETS
                                  (000S)           LOWEST TO HIGHEST          (000S)
                                -------------------------------------------------------
WF ADV VT OPP
2005                                 2,084        $ 1.29  to  $ 1.29         $   2,685
2004                                 1,705        $ 1.21  to  $ 1.21         $   2,057
2003                                   794        $ 1.03  to  $ 1.03         $     818
2002                                    58        $ 0.76  to  $ 0.76         $      44
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2005                                 1,729        $ 1.22  to  $ 1.22         $   2,109
2004                                 1,029        $ 1.16  to  $ 1.16         $   1,192
2003                                   380        $ 1.03  to  $ 1.03         $     391
2002                                     2        $ 0.73  to  $ 0.73         $       1
2001                                    --            --          --                --
---------------------------------------------------------------------------------------

                                                        FOR THE YEAR ENDED DEC. 31
                                -------------------------------------------------------------------------
                                  INVESTMENT          EXPENSE RATIO               TOTAL RETURN
                                INCOME RATIO(1)    LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
                                -------------------------------------------------------------------------
WF ADV VT OPP
2005                                    --           0.90%  to  0.90%        6.84%        to    6.84%
2004                                    --           0.90%  to  0.90%       17.02%        to   17.02%
2003                                  0.03%          0.90%  to  0.90%       35.53%        to   35.53%
2002                                  2.04%          0.90%  to  0.90%      (24.00%)(4)    to  (24.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2005                                    --           0.90%  to  0.90%        5.29%        to    5.29%
2004                                    --           0.90%  to  0.90%       12.75%        to   12.75%
2003                                    --           0.90%  to  0.90%       41.10%        to   41.10%
2002                                    --           0.90%  to  0.90%      (27.00%)(4)    to  (27.00%)(4)
2001                                    --             --         --           --                 --
---------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)   Operations commenced on June 3, 2002.

(5)   Operations commenced on Dec. 8, 2003.

(6)   Operations commenced on July 9, 2004.

(7)   Operations commenced on Aug. 30, 2005.

(*)   No activity in 2002.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 83

IDS Life Insurance Company
------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Balance Sheets of IDS Life Insurance Company (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2005 and 2004, and the related Consolidated Statements of Income, Stockholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Consolidated Financial Statements, in 2004 IDS Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December
2003), "Consolidation of Variable Interest Entities."


                                                /s/ Ernst & Young LLP

Minneapolis, Minnesota
February 27, 2006


84 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                                 2005           2004
ASSETS

Investments:
Available-for-Sale:
    Fixed maturities, at fair value (amortized cost: 2005, $27,817,021; 2004, $27,400,640)               $27,753,174   $28,131,195
    Preferred and common stocks, at fair value (cost: 2005, $13; 2004, $30,019)                                   21        31,256
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005, $41,347; 2004, $45,347)      2,842,362     2,923,542
Policy loans                                                                                                 605,212       588,574
Trading securities and other investments                                                                     547,668       802,096
-----------------------------------------------------------------------------------------------------------------------------------
        Total investments                                                                                 31,748,437    32,476,663

Cash and cash equivalents                                                                                    233,589       131,427
Restricted cash                                                                                                   --       535,821
Reinsurance recoverables                                                                                     982,521       876,408
Amounts due from brokers                                                                                       4,166         7,109
Other accounts receivable                                                                                     62,930        52,527
Accrued investment income                                                                                    328,567       351,522
Deferred policy acquisition costs                                                                          4,035,879     3,637,956
Deferred sales inducement costs                                                                              370,166       302,997
Other assets                                                                                                 220,371       186,003
Separate account assets                                                                                   37,929,960    32,454,032
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                                                     $75,916,586   $71,012,465
===================================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
    Fixed annuities                                                                                      $26,126,068   $26,978,596
    Variable annuity guarantees                                                                               29,550        32,955
    Universal life insurance                                                                               3,711,628     3,689,639
    Traditional life insurance                                                                               298,479       271,516
    Disability income and long-term care insurance                                                         2,145,969     1,942,656
Policy claims and other policyholders' funds                                                                  90,233        69,884
Amounts due to brokers                                                                                        31,772       162,609
Deferred income taxes, net                                                                                     9,099       141,202
Other liabilities                                                                                            381,938       363,821
Separate account liabilities                                                                              37,929,960    32,454,032
-----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                                                 70,754,696    66,106,910
-----------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
    Capital stock, $30 par value; 100,000 shares authorized, issued and outstanding                            3,000         3,000
    Additional paid-in capital                                                                             2,020,388     1,370,388
    Retained earnings                                                                                      3,269,206     3,190,474
    Accumulated other comprehensive (loss) income, net of tax:
        Net unrealized securities (losses) gains                                                             (90,632)      370,615
        Net unrealized derivative losses                                                                     (40,072)      (28,922)
-----------------------------------------------------------------------------------------------------------------------------------
    Total accumulated other comprehensive (loss) income                                                     (130,704)      341,693
-----------------------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                                         5,161,890     4,905,555
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                               $75,916,586   $71,012,465
===================================================================================================================================

See Notes to Consolidated Financial Statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 85

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                          2005          2004          2003
REVENUES

Premiums:
    Traditional life insurance                                                            $     74,751   $    68,335   $    64,890
    Disability income and long-term care insurance                                             295,084       283,608       284,111
-----------------------------------------------------------------------------------------------------------------------------------
        Total premiums                                                                         369,835       351,943       349,001
Net investment income                                                                        1,791,324     1,777,446     1,705,185
Contractholder and policyholder charges                                                        577,159       554,344       530,190
Mortality and expense risk and other fees                                                      488,633       430,320       390,516
Net realized gain on investments                                                                48,296        27,292         4,445
-----------------------------------------------------------------------------------------------------------------------------------
        Total revenues                                                                       3,275,247     3,141,345     2,979,337
-----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
    Traditional life insurance                                                                  41,550        36,843        38,870
    Investment contracts and universal life-type insurance                                     232,816       227,664       209,065
    Disability income and long-term care insurance                                              75,864        67,261        57,339
Increase (decrease) in liabilities for future policy benefits:
    Traditional life insurance                                                                   4,638         1,381        (2,401)
    Disability income and long-term care insurance                                             141,286       123,289       142,532
Interest credited to account values                                                          1,110,425     1,127,875     1,242,020
Amortization of deferred policy acquisition costs                                              315,882       260,778       264,308
Separation costs                                                                               121,264            --            --
Other insurance and operating expenses                                                         591,133       503,872       453,065
-----------------------------------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                                              2,634,858     2,348,963     2,404,798
-----------------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                                       640,389       792,382       574,539
Income tax provision                                                                           181,657       226,177        66,945
-----------------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                                458,732       566,205       507,594
Cumulative effect of accounting change, net of tax                                                  --       (70,568)       44,463
-----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                $    458,732   $   495,637   $   552,057
===================================================================================================================================

See Notes to Consolidated Financial Statements.


86 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                          2005          2004          2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                                $    458,732   $   495,637   $   552,057
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
    Cumulative effect of accounting change, net of tax                                              --        70,568       (44,463)
    Amortization of deferred policy acquisition costs                                          315,882       260,778       264,308
    Amortization of deferred sales inducement costs                                             40,332        33,825        23,968
    Capitalization of deferred policy acquisition costs                                       (632,743)     (533,842)     (516,928)
    Capitalization of deferred sales inducement costs                                          (94,319)      (70,860)      (71,839)
    Amortization of premium, net                                                                83,152        92,617       160,862
    Deferred income taxes                                                                      122,264        70,574       (30,714)
    Policyholder and contractholder charges, non-cash                                         (231,503)     (231,611)     (234,098)
    Net realized gain on investments                                                           (48,296)      (27,292)       (4,445)
    Net realized gain on trading securities and equity method investments in hedge funds       (24,037)      (37,460)      (30,400)
Change in operating assets and liabilities:
    Trading securities and equity method investments in hedge funds, net                       246,828         6,788      (358,200)
    Future policy benefits for traditional life, disability income and long-term care
       insurance                                                                               230,276       235,327       265,233
    Policy claims and other policyholders' funds                                                20,349         1,973       (17,489)
    Policy loans, excluding universal life-type insurance:
        Repayment                                                                               35,996        37,592        43,596
        Issuance                                                                               (38,688)      (39,230)      (34,490)
    Reinsurance recoverables                                                                  (106,113)     (121,894)     (121,004)
    Other accounts receivable                                                                  (10,403)       15,895       (12,177)
    Accrued investment income                                                                   22,955         3,852       (64,359)
    Other assets and liabilities, net                                                           38,782       (12,765)     (130,066)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) operating activities                                    429,446       250,472      (360,648)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
    Sales                                                                                    3,124,154     1,603,285    12,232,235
    Maturities, sinking fund payments and calls                                              2,241,829     1,931,070     4,152,088
    Purchases                                                                               (5,780,183)   (4,392,522)  (20,527,995)
Other investments, excluding policy loans:
    Sales, maturities, sinking fund payments and calls                                         652,831       690,333       621,163
    Purchases                                                                                 (542,610)     (402,235)     (438,336)
    Change in amounts due to and from brokers, net                                            (127,894)      (71,415)   (3,261,601)
Change in restricted cash                                                                      535,821       298,627            --
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) investing activities                                    103,948      (342,857)   (7,222,446)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and universal life-type insurance:
    Considerations received                                                                  1,532,282     2,350,426     4,267,115
    Interest credited to account values                                                      1,110,425     1,127,875     1,242,020
    Surrenders and other benefits                                                           (3,329,993)   (2,715,847)   (2,235,889)
Universal life-type insurance policy loans:
    Repayment                                                                                   89,322        84,281        85,760
    Issuance                                                                                  (103,268)      (93,217)      (81,740)
Capital contribution from Ameriprise Financial, Inc.                                           650,000            --       282,061
Cash dividend to Ameriprise Financial, Inc.                                                   (380,000)     (930,000)           --
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by financing activities                                   (431,232)     (176,482)    3,559,327
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                           102,162      (268,867)   (4,023,767)
Cash and cash equivalents at beginning of year                                                 131,427       400,294     4,424,061
-----------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                                  $    233,589   $   131,427   $   400,294
===================================================================================================================================

Supplemental disclosures:
    Income taxes paid                                                                     $     95,794   $   196,397   $   103,034
    Interest paid on borrowings                                                           $        364   $       411   $     2,926
    Non-cash ownership transfer of net assets of American Express Corporation to
       Ameriprise Financial, Inc. in 2003                                                 $         --   $        --   $   282,061

See Notes to Consolidated Financial Statements.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 87

IDS Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                                                      ACCUMULATED
                                                                                         ADDITIONAL                      OTHER
                                                                             CAPITAL       PAID-IN      RETAINED     COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)         TOTAL         STOCK        CAPITAL      EARNINGS     INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                                $ 4,944,251   $     3,000   $ 1,088,327   $ 3,354,841   $     498,083
Comprehensive income:
    Net income                                                   552,057            --            --       552,057              --
    Change in unrealized holding losses on securities, net       (90,695)           --            --            --         (90,695)
    Change in unrealized derivative losses, net                   (7,777)           --            --            --          (7,777)
                                                             ------------
    Total comprehensive income                                   453,585            --            --            --              --
Capital contribution                                             282,061            --       282,061            --              --
Non-cash dividend of American Express Corporation
    to Ameriprise Financial, Inc.                               (282,061)           --            --      (282,061)             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                  5,397,836         3,000     1,370,388     3,624,837         399,611
Comprehensive income:
    Net income                                                   495,637            --            --       495,637              --
    Change in unrealized holding losses on securities, net       (34,841)           --            --            --         (34,841)
    Change in unrealized derivative losses, net                  (23,077)           --            --            --         (23,077)
                                                             ------------
    Total comprehensive income                                   437,719            --            --            --              --
Cash dividends to Ameriprise Financial, Inc.                    (930,000)           --            --      (930,000)             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                  4,905,555         3,000     1,370,388     3,190,474         341,693
Comprehensive loss:
    Net income                                                   458,732            --            --       458,732              --
    Change in unrealized holding losses on securities, net      (461,247)           --            --            --        (461,247)
    Change in unrealized derivative losses, net                  (11,150)           --            --            --         (11,150)
                                                             ------------
    Total comprehensive loss                                     (13,665)           --            --            --              --
Capital contribution from Ameriprise Financial, Inc.             650,000            --       650,000            --              --
Cash dividend to Ameriprise Financial, Inc.                     (380,000)           --            --      (380,000)             --
-----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                $ 5,161,890   $     3,000   $ 2,020,388   $ 3,269,206   $    (130,704)
===================================================================================================================================

See Notes to Consolidated Financial Statements.


88 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

IDS Life Insurance Company is a stock life insurance company with four wholly-owned operating subsidiaries: IDS Life Insurance Company of New York, American Partners Life Insurance Company, American Enterprise Life Insurance Company and American Centurion Life Assurance Company. IDS Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

o IDS Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. IDS Life Insurance Company issues insurance and annuity products.

o American Enterprise Life Insurance Company (American Enterprise Life) is a stock life insurance company domiciled in Indiana, which holds Certificates of Authority in the District of Columbia and all states except New York. American Enterprise Life issues fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers. (In past years, American Enterprise Life issued a nominal number of variable universal life contracts.)

o American Partners Life Insurance Company (American Partners Life) is a stock life insurance company domiciled in Arizona, which holds Certificates of Authority in the District of Columbia and all states except New York and New Hampshire. American Partners Life markets annuity products directly to customers, generally persons holding an American Express(R) Card.

o IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York issues insurance and annuity products.

o American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, Alabama and Delaware. American Centurion Life issues fixed and variable annuity contracts primarily through financial institutions and independent broker-dealers. American Centurion Life also markets annuity products directly, generally to persons holding an American Express(R) Card.

IDS Life Insurance Company also owns IDS REO 1, LLC, IDS REO 2, LLC and American Enterprise REO 1, LLC which hold real estate investments. IDS Life Insurance Company and its seven subsidiaries are referred to collectively as "IDS Life".

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life are significant to IDS Life. IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. IDS Life also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus SM Variable Annuity and the RiverSource Retirement Advisor Select Plus SM Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life, whole life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income (DI) insurance. Although IDS Life discontinued issuance of long-term care (LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 89

IDS Life Insurance Company
------------------------------------------------------------------------------

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of IDS Life Insurance Company, its wholly-owned subsidiaries and certain variable interest entities (VIEs). All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 7. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

IDS Life consolidates all non-variable interest entities in which it holds a greater than 50% voting interest, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which IDS Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which IDS Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where IDS Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

IDS Life also consolidates all VIEs for which it is considered to be the primary beneficiary pursuant to Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46). The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary, which means that it will absorb a majority of the VIEs expected losses, receive a majority of the VIEs expected residual return, or both. IDS Life liquidated its interest in all consolidated VIEs during 2004 and 2005 resulting in no consolidated VIEs as of December 31, 2005.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standard (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of its rated collateralized debt obligations (CDOs), as described in Note 2. IDS Life sold all of its retained interest in this securitization trust in 2005.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.


90 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments are hedge fund investments, separate account seed money, syndicated loans and real estate. Separate account seed money is carried at fair market value with changes in value recognized in the Consolidated Statements of Income within net investment income. The carrying value of equity method investments in hedge funds reflects IDS Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses. Real estate investments reflect properties acquired in satisfaction of debt and are carried at the lower of cost or the property's net realizable value.

CASH AND CASH EQUIVALENTS

IDS Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH

As a result of the adoption of FIN 46 in 2003, IDS Life consolidated restricted cash held by secured loan trusts (SLTs) where such cash cannot be utilized for operations. The SLTs were liquidated in 2004 and 2005.

REINSURANCE

IDS Life reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products. IDS Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, IDS Life retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life also retains all accidental death benefit and waiver of premium risk.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 91

IDS Life Insurance Company
------------------------------------------------------------------------------

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are classified on the Consolidated Balance Sheets at fair value within other assets or liabilities. The fair value of IDS Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are recorded in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transactions impact earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is no longer designated or is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized into earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time that IDS Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, IDS Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. IDS Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, IDS Life will discontinue the application of hedge accounting. See
Note 10 for information regarding the cash flow hedges used by IDS Life.

IDS Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). For derivative financial instruments that do not qualify for hedge accounting, or are not designated under SFAS 133 as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income. See the "Derivatives Not Designated as Hedges" section of Note 10 which describes the types of economic hedges used by IDS Life.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets. Prior to the fourth quarter of 2003, these fees included investment advisory fees as IDS Life served as the investment manager for affiliate variable portfolio mutual funds. In the fourth quarter of 2003, Ameriprise Financial replaced IDS Life as the investment manager and assumed these duties for the mutual funds and retained IDS Life to provide underlying sponsor and related services. At that time, IDS Life began receiving internal allocation fees from Ameriprise Financial as compensation for providing these


92 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

non-investment advisory services. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life now receives internal allocation payments as compensation from RiverSource Investments, LLC for providing these non-investment advisory services.

IDS Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 5 for more information about these guaranteed benefits.

GMWB and GMAB provisions are considered embedded derivatives under SFAS 133 and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Consolidated Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Consolidated Statements of Income.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Accounting for equity indexed deferred annuities issued before 1999 differs from those issued in 1999 and later due to the treatment of embedded equity options within the contracts. Embedded equity options are considered embedded derivatives under SFAS 133. However, SFAS 133 allowed companies to elect whether to separately account for embedded derivatives which are part of contracts issued prior to January 1, 1999. IDS Life elected not to separately account for embedded derivatives related to contracts issued prior to January 1, 1999.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 93

IDS Life Insurance Company
------------------------------------------------------------------------------

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 5.3% at December 31, 2005 grading up to 9.4% over 40 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

REVENUES AND EXPENSES

IDS Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans, mark-to-market of trading securities and hedges on equity indexed annuities and GMWB, and allocated income from equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life that it considered to be a reasonable reflection of separation costs benefiting IDS Life. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.


94 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

Income Taxes

IDS Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life will file a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life provides for income taxes based on the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life's consolidated results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life is currently evaluating the impact of SOP 05-1 on IDS Life's consolidated results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life does not anticipate SFAS 154 will materially impact its Consolidated Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life's consolidated results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.9 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($32.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10.1 million) and (ii) $65.7 million pretax from establishing


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 95

IDS Life Insurance Company
------------------------------------------------------------------------------

additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26.3 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FIN 46, which addresses consolidation by business enterprises of VIEs and was subsequently revised in December 2003. The VIEs primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three SLTs, which were managed by an affiliate and partially owned by IDS Life. The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). The Company liquidated its interest in all consolidated VIEs during 2004 and 2005. See Note 3 for further discussion of consolidated VIEs.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:
------------------------------------------------------------------------------

                                                                                           GROSS         GROSS
                                                                            AMORTIZED    UNREALIZED   UNREALIZED       FAIR
(THOUSANDS)                                                                   COST         GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                               $13,318,636   $  208,577   $ (198,774)   $13,328,439
   Mortgage and other asset-backed securities                               10,804,984       45,531     (158,784)    10,691,731
   Foreign corporate bonds and obligations                                   3,148,534       67,097      (54,721)     3,160,910
   U.S. Government and agencies obligations                                    300,337       16,207       (5,282)       311,262
   State and municipal obligations                                             114,165        2,756       (3,262)       113,659
   Foreign government bonds and obligations                                    127,912       16,922         (114)       144,720
   Structured investments(a)                                                     2,453           --           --          2,453
-------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                      27,817,021      357,090     (420,937)    27,753,174
Preferred and common stocks                                                         13            8           --             21
-------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   $27,817,034   $  357,098   $ (420,937)   $27,753,195
-------------------------------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs.

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:
------------------------------------------------------------------------------

                                                                                           GROSS        GROSS
                                                                            AMORTIZED    UNREALIZED   UNREALIZED       FAIR
(THOUSANDS)                                                                   COST         GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                                               $13,718,138   $  531,970   $  (36,990)   $14,213,118
   Mortgage and other asset-backed securities                                9,383,868      143,102      (30,487)     9,496,483
   Foreign corporate bonds and obligations                                   3,185,592      139,821      (14,178)     3,311,235
   U.S. Government and agencies obligations                                    330,540       15,181         (513)       345,208
   State and municipal obligations                                             114,161        3,493       (2,569)       115,085
   Foreign government bonds and obligations                                    104,442       15,507         (552)       119,397
   Structured investments(a)                                                   563,899           --      (33,230)       530,669
-------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                      27,400,640      849,074     (118,519)    28,131,195
Preferred and common stocks                                                     30,019        1,237           --         31,256
-------------------------------------------------------------------------------------------------------------------------------
   Total                                                                   $27,430,659   $  850,311   $ (118,519)   $28,162,451
-------------------------------------------------------------------------------------------------------------------------------

(a)   Includes unconsolidated CDOs.


96 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of IDS Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $1.0 billion of securities at both December 31, 2005 and 2004 which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                                                                          2005         2004
-----------------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                               40%          37%
AA                                                                                                                 6            3
A                                                                                                                 20           22
BBB                                                                                                               26           30
Below investment grade                                                                                             8            8
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         100%         100%
-----------------------------------------------------------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 47% and 61%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                             LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                        FAIR       UNREALIZED      FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                              VALUE        LOSSES       VALUE        LOSSES        VALUE        LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                            $ 6,184,289   $ (132,802)  $1,618,552   $  (65,972)  $ 7,802,841   $ (198,774)
Mortgage and other asset-backed securities             6,001,482      (87,558)   2,059,075      (71,226)    8,060,557     (158,784)
Foreign corporate bonds and obligations                1,203,652      (31,308)     535,393      (23,413)    1,739,045      (54,721)
U.S. Government and agencies obligations                 148,584       (3,062)      72,844       (2,220)      221,428       (5,282)
State and municipal obligations                           67,353       (2,589)      14,348         (673)       81,701       (3,262)
Foreign government bonds and obligations                  13,344         (114)          --           --        13,344         (114)
Structured investments                                     2,189           --           --           --         2,189           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                             $13,620,893   $ (257,433)  $4,300,212   $ (163,504)  $17,921,105   $ (420,937)
-----------------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                             LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                        FAIR       UNREALIZED      FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                              VALUE        LOSSES       VALUE        LOSSES        VALUE        LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                            $ 2,410,156   $  (20,461)  $  645,898   $  (16,529)  $ 3,056,054   $  (36,990)
Mortgage and other asset-backed securities             2,560,175      (17,686)     550,728      (12,801)    3,110,903      (30,487)
Foreign corporate bonds                                  641,928       (6,571)     373,312       (7,607)    1,015,240      (14,178)
U.S. Government and agencies obligations                 159,904         (498)         533          (15)      160,437         (513)
State and municipal obligations                               --           --       62,454       (2,569)       62,454       (2,569)
Foreign government bonds and obligations                   1,002          (33)       9,008         (519)       10,010         (552)
Structured investments                                        --           --      526,190      (33,230)      526,190      (33,230)
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                             $ 5,773,165   $  (45,249)  $2,168,123   $  (73,270)  $ 7,941,288   $ (118,519)
-----------------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, IDS Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)           LESS THAN 12 MONTHS                  12 MONTHS OR MORE                          TOTAL
------------------------------------------------------------------------------------------------------------------------------------
RATIO OF                                          GROSS                                GROSS                               GROSS
FAIR VALUE TO            NUMBER OF     FAIR     UNREALIZED   NUMBER OF      FAIR     UNREALIZED    NUMBER OF     FAIR    UNREALIZED
AMORTIZED COST           SECURITIES    VALUE      LOSSES    SECURITIES      VALUE      LOSSES     SECURITIES     VALUE     LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                  645       $13,200    $  (223)       213       $  3,971   $    (141)       858      $ 17,171    $ (364)
90% - 95%                    36           340        (22)        24            321         (22)        60           661       (44)
80% - 90%                     9            81        (12)         3              8          (1)        12            89       (13)
------------------------------------------------------------------------------------------------------------------------------------
   Total                    690       $13,621    $  (257)       240       $  4,300   $    (164)       930      $ 17,921    $ (421)
------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 97

IDS Life Insurance Company
------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $6 million. The securities related to this issuer have a fair value to amortized cost ratio of 80%-90% and have been in an unrealized loss position for less than 12 months.

IDS Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax:
(i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective consolidated balance sheet dates.

The following table presents these components of other comprehensive income
(loss), net of tax:

(THOUSANDS)                                                                                2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $260,090, $22,633, and $44,705, respectively     $  (483,023)  $    42,034   $   (83,106)
Reclassification of realized gains, net of tax of $18,381, $10,765, and $6,044,
  respectively                                                                             (34,137)      (19,993)      (11,225)
DAC, net of tax of $28,372, $3,179 and $1,958, respectively                                 52,690         5,905         3,636
DSIC, net of tax of $4,614, $3,538, and $0, respectively                                     8,568        (6,571)           --
Fixed annuity liabilities, net of tax of $2,878, $30,270, and $0, respectively              (5,345)      (56,216)           --
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                       $  (461,247)  $   (34,841)  $   (90,695)
-------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                                                                      AMORTIZED      FAIR
(THOUSANDS)                                                                                             COST         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                    $   525,818   $   529,579
Due after 1 through 5 years                                                                            4,288,859     4,301,151
Due after 5 through 10 years                                                                          11,063,792    11,020,647
Due after 10 years                                                                                     1,131,115     1,207,613
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      17,009,584    17,058,990
Mortgage and other asset-backed securities                                                            10,804,984    10,691,731
Structured investments                                                                                     2,453         2,453
Preferred and common stocks                                                                                   13            21
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                $27,817,034   $27,753,195
-------------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                                                2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
Sales                                                                                  $ 3,124,154   $ 1,603,285   $12,232,235
Maturities, sinking fund payments and calls                                            $ 2,241,829   $ 1,931,070   $ 4,152,088
Purchases                                                                              $ 5,780,183   $ 4,392,522   $20,527,995
-------------------------------------------------------------------------------------------------------------------------------


98 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                                                                2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                        $   107,800   $    48,412   $   255,348
Gross realized losses from sales                                                       $   (38,602)  $   (17,524)  $  (135,465)
Other-than-temporary impairments                                                       $   (19,380)  $      (131)  $  (102,614)
-------------------------------------------------------------------------------------------------------------------------------

The $19.4 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $102.6 million of other-than-temporary impairments in 2003 consisted of $54.4 million related to corporate debt securities, $40.9 million related to IDS Life's interests in a CDO securitization trust which was sold in 2005 as discussed below, and $7.3 million related to other securities. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $24.9 million. The carrying value of this retained interest was $526.2 million at December 31, 2004, of which $389.9 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $15.8 million were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                                                                             2005         2004
-------------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $ 2,883,709   $ 2,968,889
Less: allowance for loan losses                                                                          (41,347)      (45,347)
-------------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $ 2,842,362   $ 2,923,542
-------------------------------------------------------------------------------------------------------------------------------

Syndicated loans                                                                                     $   130,869   $   139,295
Less: allowance for loan losses                                                                           (3,500)       (3,500)
-------------------------------------------------------------------------------------------------------------------------------
Net syndicated loans                                                                                 $   127,369   $   135,795
-------------------------------------------------------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2005 and 2004, IDS Life's recorded investment in impaired mortgage loans on real estate was $14.0 million and $11.3 million, respectively, with related allowances for mortgage loan losses of $4.0 million for both periods. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $6.3 million and $8.3 million, respectively. IDS Life recognized nil, $0.6 million and $0.8 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                                                2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                             $    45,347   $    47,197   $    44,312
Provision for mortgage loan losses                                                              --         9,500        11,687
Foreclosures, write-offs and loan sales                                                     (4,000)      (11,350)       (8,802)
-------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                   $    41,347   $    45,347   $    47,197
-------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 99

IDS Life Insurance Company
------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                                                          2005                       2004
-------------------------------------------------------------------------------------------------------------------------------
                                                                          ON BALANCE     FUNDING      ON BALANCE     FUNDING
REGION                                                                       SHEET     COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------------------------
South Atlantic                                                            $  594,022   $    10,900   $   588,764   $    24,115
West North Central                                                           436,367         6,200       433,298        14,550
East North Central                                                           406,714            --       509,752         1,400
Pacific                                                                      364,448        26,750       332,764        13,700
Mountain                                                                     352,178         8,725       371,801        20,025
Middle Atlantic                                                              257,625        11,500       270,509         2,600
West South Central                                                           215,467        17,350       191,410            --
New England                                                                  164,047        20,550       198,297         6,515
East South Central                                                            92,841         4,850        72,294         9,625
-------------------------------------------------------------------------------------------------------------------------------
                                                                           2,883,709       106,825     2,968,889        92,530
Less: allowance for loan losses                                              (41,347)           --       (45,347)           --
-------------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $2,842,362   $   106,825   $ 2,923,542   $    92,530
-------------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                                                          2005                       2004
-------------------------------------------------------------------------------------------------------------------------------
                                                                          ON BALANCE     FUNDING     ON BALANCE      FUNDING
PROPERTY TYPE                                                                SHEET     COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------------------------
Office buildings                                                          $1,048,566   $    36,000   $ 1,087,700   $     5,840
Department/retail stores                                                     703,811        37,800       734,590        40,075
Apartments                                                                   454,024        10,500       505,632        24,875
Industrial buildings                                                         453,503        12,000       373,767        15,615
Hotels/motels                                                                 92,335         5,900       109,408            --
Medical buildings                                                             46,851         2,700        46,960            --
Mixed use                                                                     39,318            --        62,424         4,200
Nursing/retirement homes                                                       4,898            --         9,875            --
Other                                                                         40,403         1,925        38,533         1,925
-------------------------------------------------------------------------------------------------------------------------------
                                                                           2,883,709       106,825     2,968,889        92,530
Less: allowance for loan losses                                              (41,347)           --       (45,347)           --
-------------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $2,842,362   $   106,825   $ 2,923,542   $    92,530
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                                2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                             $ 1,448,882   $ 1,450,919   $ 1,423,560
Income on mortgage loans on real estate                                                    196,840       221,022       247,001
Trading securities and other investments                                                   163,814       138,468        63,983
-------------------------------------------------------------------------------------------------------------------------------
                                                                                         1,809,536     1,810,409     1,734,544
Less: investment expenses                                                                   18,212        32,963        29,359
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $ 1,791,324   $ 1,777,446   $ 1,705,185
-------------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                                2005          2004          2003
-------------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $    49,818   $    30,757   $    17,269
Mortgage loans on real estate                                                               (1,627)       (3,048)      (10,865)
Trading securities and other investments                                                       105          (417)       (1,959)
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $    48,296   $    27,292   $     4,445
-------------------------------------------------------------------------------------------------------------------------------


100 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

3. VARIABLE INTEREST ENTITIES

The VIEs for which IDS Life was considered the primary beneficiary and which were consolidated beginning December 31, 2003, relate to SLTs which were partially owned by IDS Life and managed by an affiliate. The consolidated SLTs provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which were managed by an affiliate. IDS Life liquidated its interest in all three SLTs. One SLT was liquidated in 2004, and the other two SLTs were liquidated in 2005, resulting in a non-cash $27.9 million cumulative net pretax charge and a $13.9 million pretax gain during the years ended December 31, 2004 and 2005, respectively. There is no remaining exposure related to these SLTs as of December 31, 2005. The following table presents the consolidated assets, essentially all of which were restricted, and other balances related to these entities at December 31:

(MILLIONS)                                                                                                             2004
-------------------------------------------------------------------------------------------------------------------------------
Restricted cash                                                                                                    $       536
Derivative financial instruments(a)                                                                                         43
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       $       579
Total liabilities                                                                                                          117
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $       462
-------------------------------------------------------------------------------------------------------------------------------

(a) Represents the estimated fair market value of the total return swap derivatives related to the consolidated SLTs which had a notional amount of $1.8 billion as of December 31, 2004.

IDS Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2.5 million of CDO residual tranches managed by an affiliate where IDS Life is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in CDO residual tranches is represented by the carrying value.

4. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                2005         2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                             $ 3,637,956   $ 3,336,208   $ 3,077,994
Impact of SOP 03-1                                                                              --        19,600            --
Capitalization of acquisition costs                                                        632,743       533,842       516,928
Amortization, excluding impact of changes in assumptions                                  (382,882)     (340,578)     (266,108)
Amortization, impact of annual third quarter changes in DAC-related assumptions             67,000        23,700         1,800
Amortization, impact of other quarter changes in DAC-related assumptions (a)                    --        56,100            --
Impact of changes in net unrealized securities losses                                       81,062         9,084         5,594
-------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                   $ 4,035,879   $ 3,637,956   $ 3,336,208
-------------------------------------------------------------------------------------------------------------------------------

(a) Primarily relates to a $65.7 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by IDS Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $9.6 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                 2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                               $  302,997   $  278,971   $   231,100
Impact of SOP 03-1                                                                               --       (2,900)           --
Capitalization of sales inducements                                                          94,319       70,860        71,839
Amortization                                                                                (40,332)     (33,825)      (23,968)
Impact of changes in net unrealized securities losses (gains)                                13,182      (10,109)           --
-------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                     $  370,166   $  302,997   $   278,971
-------------------------------------------------------------------------------------------------------------------------------

5. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB, GGU and GMIB. See Note 10 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 101

IDS Life Insurance Company
------------------------------------------------------------------------------

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and GMIB as of December 31:

----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB, GMIB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                 2005           2004
----------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing        Total Contract Value                       $ 9,106,907    $ 3,241,618
for Return of Premium                Contract Value in Separate Accounts        $ 7,409,865    $ 1,727,415
                                     Net Amount at Risk*                        $    16,727    $   110,922
                                     Weighted Average Attained Age                       60             62
----------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing        Total Contract Value                       $24,608,183    $27,453,193
for Six Year Reset                   Contract Value in Separate Accounts        $20,362,261    $22,787,083
                                     Net Amount at Risk*                        $   762,724    $ 1,267,225
                                     Weighted Average Attained Age                       61             60
----------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing        Total Contract Value                       $ 5,129,201    $ 4,039,358
for One Year Ratchet                 Contract Value in Separate Accounts        $ 4,210,758    $ 3,078,491
                                     Net Amount at Risk*                        $    45,363    $    55,622
                                     Weighted Average Attained Age                       61             61
----------------------------------------------------------------------------------------------------------
Contracts with Other GMDB            Total Contract Value                       $   993,152    $   494,668
                                     Contract Value in Separate Accounts        $   891,930    $   397,696
                                     Net Amount at Risk*                        $    16,415    $    11,689
                                     Weighted Average Attained Age                       59             66
----------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit     Total Contract Value                       $   619,846    $   450,067
                                     Contract Value in Separate Accounts        $   535,821    $   363,753
                                     Net Amount at Risk*                        $    34,844    $    18,192
                                     Weighted Average Attained Age                       61             64
----------------------------------------------------------------------------------------------------------
Contracts with GMIB                  Total Contract Value                       $   792,578    $   603,251
                                     Contract Value in Separate Accounts        $   711,759    $   517,596
                                     Net Amount at Risk*                        $    15,970    $    11,886
                                     Weighted Average Attained Age                       60             59
----------------------------------------------------------------------------------------------------------

*     Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

----------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                     GMDB & GGU           GMIB
----------------------------------------------------------------------------------------------------------
For the year ended                   Liability balance at January 1             $    29,966    $     2,989
December 31, 2005                    Reported claims                            $    12,203    $        --
                                     Liability balance at December 31           $    16,451    $     3,528
                                     Incurred claims (reported + change in
                                     liability)                                 $    (1,312)   $       539
----------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.


102 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

6. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes were:

(THOUSANDS)                                               2005         2004          2003
--------------------------------------------------------------------------------------------
Federal income tax:
   Current                                              $ 55,766     $159,783      $ 91,862
   Deferred                                              122,264       70,574       (30,714)
--------------------------------------------------------------------------------------------
Total federal income taxes                               178,030      230,357        61,148
State income taxes-current                                 3,627       (4,180)        5,797
--------------------------------------------------------------------------------------------
Income tax provision before accounting change           $181,657     $226,177      $ 66,945
--------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                          2005         2004          2003
--------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                  35.0%        35.0%         35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income                     (9.7)        (3.1)        (10.6)
State income taxes, net of federal benefit                   0.4         (0.4)          0.7
Affordable housing credits                                    --           --         (12.8)
Taxes applicable to prior years                              3.2         (2.6)           --
Other, net                                                  (0.5)        (0.4)         (0.6)
--------------------------------------------------------------------------------------------
Income tax provision before accounting change               28.4%        28.5%         11.7%
============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                           2005         2004
--------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                 $1,101,836   $ 1,035,300
   Other investments                                                   69,864       139,066
   Deferred taxes related to net securities and
     derivative unrealized losses                                      70,379            --
   Other                                                               61,896        55,556
--------------------------------------------------------------------------------------------
Total deferred income tax assets                                    1,303,975     1,229,922
--------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                1,154,402     1,116,235
   Deferred taxes related to net securities and
     derivative unrealized gains                                           --       183,988
   Other                                                              158,672        70,901
--------------------------------------------------------------------------------------------
Total deferred income tax liabilities                               1,313,074     1,371,124
--------------------------------------------------------------------------------------------
Deferred income tax liabilities, net                               $    9,099   $   141,202
--------------------------------------------------------------------------------------------

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life had a policyholders' surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life has made distributions of $19 million, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life is liquidated. Deferred income taxes of $0.4 million have not been established as distributions of the remaining policyholders' surplus account are contemplated in 2006.

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life has $231 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 103

IDS Life Insurance Company
------------------------------------------------------------------------------

taxable income to enable IDS Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, IDS Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore IDS Life will also be required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Consolidated Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                              2005         2004         2003
--------------------------------------------------------------------------------------------
Net unrealized securities losses                      $  248,363   $   18,761   $    48,791
Net unrealized derivative losses                           6,004       12,426         4,188
--------------------------------------------------------------------------------------------
Net income tax benefit                                $  254,367   $   31,187   $    52,979
--------------------------------------------------------------------------------------------

7. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to Ameriprise Financial are limited to IDS Life Insurance Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life Insurance Company's statutory unassigned surplus aggregated $925.1 million and $909.7 million as of December 31, 2005 and 2004, respectively. In addition, any dividend or distribution paid prior to December 24, 2006 (one year after IDS Life Insurance Company's most recent dividend payment) would require pre-notification to the Commissioner of Commerce of the State of Minnesota, who has the authority to disapprove and prevent payment thereof. From December 24, 2006 to December 31, 2006, dividends or distributions in excess of $327.5 million would be subject to this same pre-notification and potential disapproval.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                              2005         2004         2003
--------------------------------------------------------------------------------------------
Statutory net income                                  $  341,235   $  379,950   $   432,063
Statutory capital and surplus                          2,942,153    2,276,724     2,804,593

IDS Life Insurance Company and its wholly-owned life insurance subsidiaries are subject to regulatory capital requirements. Actual capital, determined on a statutory basis, and regulatory capital requirements for each of the life insurance entities as of December 31, 2005 are as follows:

                                                                                REGULATORY
                                                                     ACTUAL       CAPITAL
(THOUSANDS)                                                        CAPITAL(a)   REQUIREMENT
-------------------------------------------------------------------------------------------
IDS Life Insurance Company                                         $3,270,285   $   750,975
American Enterprise Life Insurance Company                            583,303       125,285
IDS Life Insurance Company of New York                                246,001        39,880
American Partners Life Insurance Company                               67,382        10,906
American Centurion Life Assurance Company                              61,748        12,654
-------------------------------------------------------------------------------------------

(a) Actual capital, as defined by the NAIC for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves.

8. RELATED PARTY TRANSACTIONS

IDS Life loans funds to Ameriprise Financial under a collateral loan agreement. There was no balance on the loan at December 31, 2005 and 2004. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments.

In connection with Ameriprise Financial being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, Ameriprise Financial received management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and entered into an administrative services agreement with Ameriprise Financial to be compensated for the services IDS Life provides. For the years ended December 31, 2005, 2004 and 2003, IDS Life received $55.7 million, $81.5 million, and $14.1 million, respectively, under the agreement with Ameriprise Financial. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, IDS Life's administrative service fees were payable from RiverSource Investments, LLC rather than Ameriprise Financial during the fourth quarter of 2005. For the year ended December 31, 2005, IDS Life received $19.5 million under the agreement with RiverSource Investments, LLC.


104 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

IDS Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.9 million in 2005, $0.5 million in 2004, and $0.3 million in 2003.

IDS Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $3.2 million, $2.4 million, and $2.2 million, respectively.

IDS Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2005, 2004 and 2003 was $1.1 million, $0.5 million, and $2.1 million, respectively.

Charges by Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $725.2 million, $600.6 million, and $549.2 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

In connection with the separation, IDS Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, IDS Life approved and paid dividends to Ameriprise Financial of $380 million. During the second and fourth quarter of 2004, IDS Life approved and paid dividends to Ameriprise Financial of $430 million and $500 million, respectively. IDS Life expects to continue to maintain adequate capital to meet internal and external Risk-Based Capital requirements.

Included in other liabilities at December 31, 2005 and 2004 are $7.6 million and $30.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

9. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $160.1 billion, $147.5 billion and $131.1 billion, respectively, of which $86.3 billion, $70.9 billion and $53.8 billion, was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $174.9 million, $159.6 million and $144.7 million and reinsurance recovered from reinsurers amounted to $105.6 million, $73.3 million and $60.3 million, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

10. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity, and interest rate indices or prices. IDS Life enters into various derivative financial instruments as part of its ongoing risk management activities. IDS Life does not engage in any derivative instrument trading activities. Credit risk associated with IDS Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, IDS Life may, from time to time, enter into master netting agreements wherever practical. The following summarizes IDS Life's use of derivative financial instruments.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 105

IDS Life Insurance Company
------------------------------------------------------------------------------

Cash Flow Hedges

IDS Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed annuity sales. During 2005, 2004 and 2003, no amounts were reclassified into earnings from accumulated other comprehensive income. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months. Currently, the longest period of time over which IDS Life is hedging exposure to the variability in future cash flows is 13 years and relates to forecasted fixed annuity sales. There were losses of $1.8 million for the year ended December 31, 2005 and no gains or losses for the years ended December 31, 2004 and 2003 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2005, 2004 and 2003, IDS Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(THOUSANDS)                                              2005         2004          2003
-------------------------------------------------------------------------------------------
Holding losses, net of tax of $6,628, $11,901,
  and $3,663, respectively                            $  (12,309)  $  (22,102)  $   (6,802)
Reclassification for realized losses (gains),
  net of tax of $624, $525, and $525, respectively         1,159         (975)        (975)
-------------------------------------------------------------------------------------------
Net unrealized derivative losses                      $  (11,150)  $  (23,077)  $   (7,777)
-------------------------------------------------------------------------------------------

Derivatives Not Designated as Hedges

IDS Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by IDS Life related to equity-indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, IDS Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities.

Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. IDS Life economically hedges the exposure related to the GMWB provision using various equity futures and structured derivatives.

As of December 31, 2005 and 2004, the fair value of the purchased derivatives used in conjunction with these products was $124.6 million and $27.8 million, respectively. As of December 31, 2005 and 2004, the fair value of the written options was $(0.8) million and $(0.9) million, respectively. Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings.

Embedded Derivatives

As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the equity indexed annuities are recognized in interest credited to account values and the changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities is recognized in future policy benefits for fixed annuities and the fair value of the embedded options for GMWB and GMAB is recognized in future policy benefits for variable annuity guarantees in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $47.9 million and $34.6 million at December 31, 2005 and 2004, respectively.


106 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

IDS Life Insurance Company
------------------------------------------------------------------------------

11. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                            2005                         2004
------------------------------------------------------------------------------------------------------------------------
                                                                   CARRYING        FAIR         CARRYING        FAIR
(THOUSANDS)                                                          VALUE         VALUE         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values          $   233,589   $   233,589   $    667,248   $   667,248
Available-for-Sale securities                                      27,753,195    27,753,195     28,162,451    28,162,451
Mortgage loans on real estate, net                                  2,842,362     2,976,688      2,923,542     3,149,986
Policy loans                                                          605,212       605,212        588,574       588,574
Trading securities                                                     23,956        23,956        168,055       168,055
Other investments                                                     127,369       131,475        135,795       140,428
Separate account assets                                            37,929,960    37,929,960     32,454,032    32,454,032
Derivative financial instruments                                      133,263       133,263         97,784        97,784

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values     $    25,000   $    25,000   $     47,000   $    47,000
Fixed annuity reserves                                             24,637,806    23,840,988     25,522,643    24,733,010
Separate account liabilities                                       33,154,528    31,742,503     28,284,118    27,164,063
  Derivative financial instruments                                      6,941         6,941          4,290         4,290
------------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents, restricted cash and certain other assets. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Consolidated Balance Sheets with changes in fair value recognized in current period earnings.

Other investments include IDS Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses in the Consolidated Balance Sheets. Fair values are based on quoted market prices.

Separate account assets are carried at fair value in the Consolidated Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.


RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT - 107

IDS Life Insurance Company
------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Liabilities for which carrying values approximate fair values include certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.5 billion as of both December 31, 2005 and 2004. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $496.4 million and $534.4 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $4.8 billion and $4.2 billion at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $2.0 billion and $1.7 billion as of December 31, 2005 and 2004, respectively.

12. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and recently completed its audit of IDS Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial condition or results of operations as a result of these audits.


108 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                           S-6333ECR A(1/07)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 and filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(a)(4) Resolution of Board of Directors of IDS Life Insurance Company establishing 27 subaccounts dated May 21, 2002 as Exhibit 1.A.(1)(d) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed electronically on or about May 28, 2002 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically on or about April 26, 2006 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(a)(6) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(b)      Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy is filed electronically herewith as Exhibit (d)(1) to Post-Effective Amendment No. 11 to Registration Statement No. 333-83456.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy (AXP SPVL) filed electronically as Exhibit 1.A.(10) to Pre-Effective Amendment No. 1 to Registration Statement (333-83456) filed on or about May 28, 2002 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(g)      Not applicable.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(7) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as
         Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(h)(12) Form of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
         Exhibit 27(h) (23) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for RiverSource-SPVL is filed electronically herewith as Exhibit (m)(1).

(n) Consent of Independent Registered Public Accounting Firm for RiverSource-SPVL is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated Jan. 2, 2007 is filed electronically herewith.

Item 27. Directors and Officers of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company))

Item 27. Directors and Officers of the Depositor (RiverSource Life Insurance
----------------------------------------------------------------------------
Company (previously IDS Life Insurance Company)
----------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30 Principal Underwriter (RiverSource Life Insurance Company (previously IDS Life Insurance Company))

Item 30.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBSRiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Timothy V. Bechtold                   Director

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer
                                           and Treasurer

     Martin T. Griffin                     President-Outside Distribution

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 30(c)

IDS Life Insurance Company, the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

         NAME OF                    NET UNDERWRITING
         PRINCIPAL                  DISCOUNTS AND         COMPENSATION ON    BROKERAGE
         UNDERWRITER                COMMISSIONS           REDEMPTION         COMMISSIONS    COMPENSATION
         -----------                -----------           ----------         -----------    ------------
         IDS Life Insurance            $96,912,450           None              None             None
         Company

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company)) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 2nd day of January, 2007.

                     RiverSource Variable Life Separate Account
                     (previously IDS Life Variable Life Separate Account)
                                      (Registrant)

                         By: RiverSource Life Insurance Company
                             (previously IDS Life Insurance Company)
                                      (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 2nd day of January, 2007.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Brian J. McGrane*                        Director, Executive Vice President
------------------------------------          and Chief Financial Officer
     Brian J. McGrane                         (Principal Financial Officer)

/s/  Kevin E. Palmer*                         Director, Vice President and
------------------------------------          Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Director, Chairman of the Board
------------------------------------          and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated Jan. 2, 2007 is filed electronically herewith as Exhibit (r)(1), by:


/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Assistant General Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11
                    TO REGISTRATION STATEMENT NO. 333-83456


This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus for RiverSource(SM) Single Premium Variable Life

Part B.

     Combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account (previously IDS Life Variable Life Separate Account) for RiverSource(SM) Single Premium Variable Life

Part C.

Other information.

The signatures.

Exhibits.